UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – September 30, 2015

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2015 are attached.

Transamerica Partners Funds Group

Transamerica Asset Allocation Funds

Quarterly Schedules of Investments

September 30, 2015

Money Market Fund

Transamerica Partners Money Market

Bond Funds

Transamerica Partners High Quality Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners Core Bond

Transamerica Partners High Yield Bond

Balanced Fund

Transamerica Partners Balanced

Stock Funds

Transamerica Partners Large Value

Transamerica Partners Stock Index

Transamerica Partners Large Core

Transamerica Partners Large Growth

Transamerica Partners Mid Value

Transamerica Partners Mid Growth

Transamerica Partners Small Value

Transamerica Partners Small Core

Transamerica Partners Small Growth

Transamerica Partners International Equity

The above funds, except for Transamerica Partners Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Stock Index Fund is fully invested in the S&P 500 Stock Master Portfolio which is located in this report.

The following schedule reflects each Fund’s Percentage of Interest in the Series of Transamerica Partners Portfolio or S&P 500 Stock Master Portfolio, including any open receivable or payable, at September 30, 2015.

Fund	Percentage of Interest in Series Portfolio or MP
Money Market	60.10%
High Quality Bond	30.62
Inflation-Protected Securities	44.53
Core Bond	28.96
High Yield Bond	15.50
Balanced	60.82
Large Value	30.40
Stock Index	4.94
Large Core	27.08
Large Growth	29.23
Mid Value	17.18
Mid Growth	50.32
Small Value	54.32
Small Core	27.35
Small Growth	60.07
International Equity	37.80

Asset Allocation Funds

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Short/Intermediate Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

Transamerica Asset Allocation – Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Partners Funds Group.

Transamerica Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 7.9%
Transamerica Partners Large Growth (A)	151,366	$ 4,189,812
Transamerica Partners Large Value (A)	161,897	4,136,465
Transamerica Partners Small Core (A)	103,373	2,590,531

		10,916,808

Fixed Income - 90.1%
Transamerica Partners Core Bond (A)	4,960,026	64,381,136
Transamerica Partners High Quality Bond (A)	2,169,366	24,383,678
Transamerica Partners High Yield Bond (A)	1,680,244	13,794,800
Transamerica Partners Inflation-Protected Securities (A)	1,973,859	21,396,631

		123,956,245

International Equity - 1.8%
Transamerica Partners International Equity (A)	251,103	2,485,921

Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	25,946	275,261

Total Investment Companies (Cost $140,461,763)		137,634,235

Total Investments (Cost $140,461,763) (C)		137,634,235
Net Other Assets (Liabilities) - (0.0)% (D)		(11,195)

Net Assets - 100.0%		$ 137,623,040

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$137,634,235	$—	$—	$137,634,235

Total Investments	$137,634,235	$—	$—	$137,634,235

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $140,461,763. Aggregate gross unrealized appreciation and depreciation for all securities is $965,750 and $3,793,278, respectively. Net unrealized depreciation for tax purposes is $2,827,528.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 23.5%
Transamerica Partners Large Growth (A)	690,942	$ 19,125,265
Transamerica Partners Large Value (A)	714,024	18,243,308
Transamerica Partners Mid Growth (A)	435,975	4,224,600
Transamerica Partners Mid Value (A)	226,053	4,584,362
Transamerica Partners Small Core (A)	156,789	3,929,132

		50,106,667

Fixed Income - 70.0%
Transamerica Partners Core Bond (A)	5,607,157	72,780,902
Transamerica Partners High Quality Bond (A)	2,812,978	31,617,869
Transamerica Partners High Yield Bond (A)	2,098,157	17,225,870
Transamerica Partners Inflation-Protected Securities (A)	2,545,828	27,596,774

		149,221,415

International Equity - 6.3%
Transamerica Partners International Equity (A)	1,362,660	13,490,335

Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	31,971	339,175

Total Investment Companies (Cost $218,664,348)		213,157,592

Total Investments (Cost $218,664,348) (C)		213,157,592
Net Other Assets (Liabilities) - (0.0)% (D)		(17,818)

Net Assets - 100.0%		$ 213,139,774

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$213,157,592	$—	$—	$213,157,592

Total Investments	$213,157,592	$—	$—	$213,157,592

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $218,664,348. Aggregate gross unrealized appreciation and depreciation for all securities is $2,028,363 and $7,535,119, respectively. Net unrealized depreciation for tax purposes is $5,506,756.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 40.0%
Transamerica Partners Large Growth (A)	1,663,064	$ 46,033,625
Transamerica Partners Large Value (A)	1,699,655	43,426,191
Transamerica Partners Mid Growth (A)	1,009,948	9,786,399
Transamerica Partners Mid Value (A)	494,335	10,025,120
Transamerica Partners Small Growth (A)	620,828	10,187,792
Transamerica Partners Small Value (A)	637,019	10,154,090

		129,613,217

Fixed Income - 49.3%
Transamerica Partners Core Bond (A)	5,829,751	75,670,165
Transamerica Partners High Quality Bond (A)	2,459,694	27,646,955
Transamerica Partners High Yield Bond (A)	2,276,878	18,693,170
Transamerica Partners Inflation-Protected Securities (A)	3,464,561	37,555,844

		159,566,134

International Equity - 10.6%
Transamerica Partners International Equity (A)	3,447,581	34,131,054

Money Market - 0.1%
Transamerica Partners Money Market (A) (B)	39,046	414,231

Total Investment Companies (Cost $318,716,704)		323,724,636

Total Investments (Cost $318,716,704) (C)		323,724,636
Net Other Assets (Liabilities) - (0.0)% (D)		(27,121)

Net Assets - 100.0%		$ 323,697,515

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$323,724,636	$—	$—	$323,724,636

Total Investments	$323,724,636	$—	$—	$323,724,636

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $318,716,704. Aggregate gross unrealized appreciation and depreciation for all securities is $14,477,479 and $9,469,547, respectively. Net unrealized appreciation for tax purposes is $5,007,932.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 53.9%
Transamerica Partners Large Growth (A)	1,232,534	$ 34,116,549
Transamerica Partners Large Value (A)	1,260,918	32,216,466
Transamerica Partners Mid Growth (A)	914,088	8,857,515
Transamerica Partners Mid Value (A)	450,007	9,126,145
Transamerica Partners Small Growth (A)	511,607	8,395,469
Transamerica Partners Small Value (A)	546,381	8,709,314

		101,421,458

Fixed Income - 29.5%
Transamerica Partners Core Bond (A)	2,211,116	28,700,290
Transamerica Partners High Quality Bond (A)	342,914	3,854,357
Transamerica Partners High Yield Bond (A)	861,779	7,075,202
Transamerica Partners Inflation-Protected Securities (A)	1,460,361	15,830,314

		55,460,163

International Equity - 16.5%
Transamerica Partners International Equity (A)	3,145,616	31,141,595

Money Market - 0.1%
Transamerica Partners Money Market (A) (B)	26,488	281,009

Total Investment Companies (Cost $174,924,809)		188,304,225

Total Investments (Cost $174,924,809) (C)		188,304,225
Net Other Assets (Liabilities) - (0.0)% (D)		(15,812)

Net Assets - 100.0%		$ 188,288,413

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$188,304,225	$—	$—	$188,304,225

Total Investments	$188,304,225	$—	$—	$188,304,225

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $174,924,809. Aggregate gross unrealized appreciation and depreciation for all securities is $17,355,585 and $3,976,169, respectively. Net unrealized appreciation for tax purposes is $13,379,416.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 67.9%
Transamerica Partners Large Growth (A)	725,947	$ 20,094,217
Transamerica Partners Large Value (A)	743,836	19,005,011
Transamerica Partners Mid Growth (A)	566,312	5,487,567
Transamerica Partners Mid Value (A)	277,763	5,633,026
Transamerica Partners Small Growth (A)	325,041	5,333,925
Transamerica Partners Small Value (A)	351,468	5,602,398

		61,156,144

Fixed Income - 9.8%
Transamerica Partners Core Bond (A)	280,430	3,639,983
Transamerica Partners High Quality Bond (A)	41,571	467,258
Transamerica Partners High Yield Bond (A)	213,348	1,751,589
Transamerica Partners Inflation-Protected Securities (A)	275,987	2,991,695

		8,850,525

International Equity - 22.1%
Transamerica Partners International Equity (A)	2,012,069	19,919,484

Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	11,314	120,023

Total Investment Companies (Cost $80,229,438)		90,046,176

Total Investments (Cost $80,229,438) (C)		90,046,176
Net Other Assets (Liabilities) - (0.0)% (D)		(7,566)

Net Assets - 100.0%		$ 90,038,610

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$90,046,176	$—	$—	$90,046,176

Total Investments	$90,046,176	$—	$—	$90,046,176

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $80,229,438. Aggregate gross unrealized appreciation and depreciation for all securities is $11,550,126 and $1,733,388, respectively. Net unrealized appreciation for tax purposes is $9,816,738.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2015

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”). Certain series of the Funds Group invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Asset Allocation – Short Horizon (“Short Horizon”)
Transamerica Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate Horizon (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”)
Transamerica Asset Allocation – Long Horizon (“Long Horizon”)

2. SIGNIFICANT ACCOUNTING POLICIES

Security transactions: Security transactions are recorded on trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends, if any, are recorded on the ex-dividend date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group is valued at the Net Asset Value (“NAV”) per share of each underlying fund at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Funds’ investments, at September 30, 2015, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts

Transamerica Asset Allocation Funds	Page 1	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

3. (continued)

may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Fund invests substantially all of its investable assets among certain series of the Funds Group and certain series of the Funds Group invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in the Security Valuation section of the Series Portfolio’s Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

Transamerica Asset Allocation Funds	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 14.2%
Banks - 14.2%
Bank of Nova Scotia
0.33%, 06/10/2016 (A)	$ 27,000,000	$ 27,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.66%, 06/22/2016 (A)	22,000,000	22,000,000
Mizuho Bank, Ltd.
0.40%, 02/04/2016 (A)	20,000,000	20,000,000
Standard Chartered Bank
0.36%, 11/16/2015 (A)	16,000,000	16,000,000
Sumitomo Mitsui Banking Corp.
0.39%, 03/02/2016 (A)	17,500,000	17,500,000
Wells Fargo Bank NA
0.35%, 01/29/2016 (A)	18,000,000	18,000,000

Total Certificates of Deposit (Cost $120,500,000)		120,500,000

CORPORATE DEBT SECURITIES - 4.2%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.
0.62%, 11/09/2015 (B)	19,000,000	19,000,000

Diversified Financial Services - 2.0%
Bank of America NA
0.31%, 10/01/2015	17,000,000	17,000,000

Total Corporate Debt Securities (Cost $36,000,000)		36,000,000

COMMERCIAL PAPER - 64.7%
Automobiles - 2.0%
Toyota Motor Credit Corp.
0.30%, 11/09/2015 (A)	17,000,000	17,000,000

Banks - 28.0%
ANZ New Zealand International, Ltd.
0.32%, 11/16/2015 (A) (C)	12,500,000	12,500,000
Australia & New Zealand Banking Group, Ltd.
0.35%, 11/24/2015 (A) (C)	16,000,000	15,999,853
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.08%, 10/06/2015 (A)	15,000,000	14,999,833
Bedford Row Funding Corp.
0.36%, 03/18/2016 (A) (C)	20,000,000	20,000,000
HSBC USA, Inc.
0.33%, 10/19/2015 (A)	16,000,000	15,997,360
Korea Development Bank
0.34%, 10/29/2015 (A)	10,000,000	9,997,355
0.46%, 12/16/2015 (A)	20,000,000	19,980,578
Natixis
0.14%, 10/02/2015 (A)	36,000,000	35,999,860
Skandinaviska Enskilda Banken AB
0.32%, 10/08/2015 (A) (C)	12,000,000	11,999,265
Standard Chartered Bank
0.49%, 02/22/2016 (A) (C)	15,000,000	14,970,600
Sumitomo Mitsui Banking Corp.
0.30%, 01/04/2016 (A) (C)	20,000,000	19,984,167
Swedbank AB
0.27%, 11/04/2015 (A)	10,000,000	9,997,450
US Bank NA
0.10%, 10/01/2015 (A)	35,500,000	35,500,000

		237,926,321

	Principal	Value
COMMERCIAL PAPER (continued)
Capital Markets - 4.6%
Cedar Springs Capital Co. LLC
0.35%, 10/27/2015 (A) (C)	$ 17,000,000	$ 16,995,703
0.52%, 01/05/2016 (A) (C)	16,500,000	16,477,120
0.55%, 02/02/2016 (A) (C)	6,000,000	5,988,633

		39,461,456

Chemicals - 0.3%
Ecolab, Inc.
0.35%, 10/05/2015 (A) (C)	2,980,000	2,979,884

Diversified Financial Services - 25.5%
Cancara Asset Securitisation LLC
0.24%, 11/30/2015 (A)	20,000,000	19,992,000
0.28%, 10/07/2015 (A) (C)	15,000,000	14,999,300
Collateralized Commercial Paper II Co. LLC
0.30%, 10/26/2015 (A) (C)	13,000,000	12,997,292
0.52%, 03/07/2016 (A) (C)	20,000,000	19,954,355
Credit Suisse
0.54%, 03/16/2016 (A)	15,000,000	14,962,425
Fairway Finance Co. LLC
0.27%, 10/16/2015 (A) (C)	3,000,000	2,999,662
0.32%, 01/07/2016 (A) (C)	17,000,000	17,000,000
ING Funding LLC
0.27%, 10/01/2015 (A)	17,000,000	17,000,000
JPMorgan Securities LLC
0.45%, 10/26/2015 (A) (C)	20,000,000	19,993,750
Jupiter Securitization Co. LLC
0.50%, 02/11/2016 (A) (C)	10,000,000	9,981,528
Liberty Street Funding LLC
0.25%, 10/22/2015 (A) (C)	10,000,000	9,998,542
Old Line Funding LLC
0.27%, 10/05/2015 (A) (C)	3,000,000	2,999,910
Regency Markets No. 1 LLC
0.25%, 10/15/2015 (A) (C)	10,000,000	9,999,028
Sheffield Receivables Corp.
0.19%, 10/08/2015 (A) (C)	10,000,000	9,999,630
0.31%, 10/05/2015 (A) (C)	25,000,000	24,999,139
Victory Receivables Corp.
0.18%, 10/28/2015 (A) (C)	9,000,000	8,998,785

		216,875,346

Electric Utilities - 1.5%
Duke Energy Corp.
0.35%, 10/02/2015 (A) (C)	4,100,000	4,099,960
Pacific Gas & Electric Co.
0.37%, 10/06/2015 (A) (C)	4,250,000	4,249,782
Southern Co. Funding Corp.
0.47%, 10/19/2015 (A) (C)	4,000,000	3,999,060

		12,348,802

Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Capital LLC
0.45%, 10/05/2015 (A) (C)	4,000,000	3,999,800

Software - 2.3%
Manhattan Asset Funding Co. LLC
0.20%, 11/06/2015 (A)	20,000,000	19,996,000

Total Commercial Paper (Cost $550,587,609)		550,587,609

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 16.9%
Bank of America NA 0.68% (A) (B), dated 09/28/2015, to be repurchased at $18,531,799 on 12/28/2015. Collateralized by an Asset-Backed Security, 1.69%, due 10/25/2037, and with a value of $19,795,000.	$ 18,500,000	$ 18,500,000
Barclays Capital, Inc. 0.10% (A), dated 09/30/2015, to be repurchased at $25,000,069 on 10/01/2015. Collateralized by U.S. Government Agency Obligations, 3.50% - 6.47%, due 01/16/2040 - 09/20/2045, and with a total value of $25,500,000.	25,000,000	25,000,000
Goldman Sachs & Co. 0.12% (A), dated 09/30/2015, to be repurchased at $25,000,083 on 10/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.00%, due 01/01/2029 - 06/01/2045, and with a total value of $25,500,000.	25,000,000	25,000,000
ING Financial Markets LLC 0.10% (A), dated 09/30/2015, to be repurchased at $25,400,071 on 10/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/01/2045, and with a value of $25,913,068.	25,400,000	25,400,000
Jefferies LLC 0.35% (A), dated 09/30/2015, to be repurchased at $50,000,486 on 10/01/2015. Collateralized by U.S. Government Agency Obligations, 2.40% - 4.25%, due 07/01/2024 - 04/15/2056, and with a total value of $51,000,001.	50,000,000	50,000,000
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2015, to be repurchased at $365,200 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $377,937.	365,200	365,200

Total Repurchase Agreements (Cost $144,265,200)		144,265,200

Total Investments (Cost $851,352,809) (D)		851,352,809
Net Other Assets (Liabilities) - (0.0)% (E)		(103,993)

Net Assets - 100.0%		$ 851,248,816

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Certificates of Deposit	$—	$120,500,000	$—	$120,500,000
Corporate Debt Securities	—	36,000,000	—	36,000,000
Commercial Paper	—	550,587,609	—	550,587,609
Repurchase Agreements	—	144,265,200	—	144,265,200

Total Investments	$—	$851,352,809	$—	$851,352,809

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2015.
(B)	Illiquid security. Total aggregate value of illiquid securities is $37,500,000, representing 4.4% of the Portfolio’s net assets.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $319,164,748, representing 37.5% of the Portfolio’s net assets.

(D)	Aggregate cost for federal income tax purposes is $851,352,809.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 30.8%
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 01/15/2019	$ 1,500,000	$ 1,501,822
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 01/15/2020	2,000,000	2,007,556
Series 2014-3, Class A
1.49%, 04/15/2020	1,000,000	1,007,735
Series 2014-4, Class A
1.43%, 06/15/2020	1,500,000	1,508,104
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	1,500,000	1,519,147
Series 2013-1, Class A3
0.61%, 10/10/2017	174,003	173,950
Series 2013-2, Class C
1.79%, 03/08/2019	2,000,000	2,008,962
Series 2013-3, Class C
2.38%, 06/10/2019	1,000,000	1,010,909
ARI Fleet Lease Trust
Series 2012-B, Class A
0.51%, 01/15/2021 (A) (B)	135,965	135,733
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 (B)	2,000,000	2,011,674
Series 2014-1A, Class A
2.46%, 07/20/2020 (B)	1,250,000	1,268,323
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020	1,000,000	1,088,818
Series 2014-A5, Class A
1.48%, 07/15/2020	3,150,000	3,171,294
Series 2015-A1, Class A
1.39%, 01/15/2021	3,800,000	3,813,026
CarMax Auto Owner Trust
Series 2013-2, Class C
1.61%, 03/15/2019	2,150,000	2,150,841
Series 2015-2, Class C
2.39%, 03/15/2021	900,000	901,956
Chase Issuance Trust
Series 2014-A7, Class A
1.38%, 11/15/2019	2,000,000	2,012,076
CIT Equipment Collateral
Series 2014-VT1, Class C
2.65%, 10/20/2022 (B)	2,000,000	2,024,846
Citibank Credit Card Issuance Trust
Series 2006-A3, Class A3
5.30%, 03/15/2018	1,905,000	1,944,374
Series 2013-A6, Class A6
1.32%, 09/07/2018	2,000,000	2,009,768
Series 2014-A2, Class A2
1.02%, 02/22/2019	3,900,000	3,903,997
Series 2014-A4, Class A4
1.23%, 04/24/2019	3,900,000	3,913,272
CLI Funding V LLC
Series 2013-1A
2.83%, 03/18/2028 (B)	825,000	829,547
CNH Equipment Trust
Series 2012-C, Class B
1.30%, 03/16/2020	640,000	639,111
Series 2013-D, Class B
1.75%, 04/15/2021	1,100,000	1,110,087
Series 2014-A, Class A3
0.84%, 05/15/2019	1,090,000	1,089,030

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2014-B, Class B
1.93%, 11/15/2021	$ 1,050,000	$ 1,049,948
Series 2014-C, Class A3
1.05%, 11/15/2019	2,025,000	2,020,997
Series 2015-A, Class B
2.14%, 08/15/2022	2,000,000	1,996,234
Series 2015-B, Class A3
1.37%, 07/15/2020	1,000,000	1,002,840
Series 2015-B, Class B
2.23%, 10/17/2022	1,825,000	1,835,985
CNH Wholesale Master Note Trust
Series 2013-2A, Class A
0.81%, 08/15/2019 (A) (B)	750,000	748,560
Diamond Resorts Owner Trust
Series 2013-2, Class A
2.27%, 05/20/2026 (B)	1,554,673	1,562,535
Series 2014-1, Class A
2.54%, 05/20/2027 (B)	1,981,802	2,002,112
Discover Card Execution Note Trust
Series 2014-A5, Class A
1.39%, 04/15/2020	2,000,000	2,011,574
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2
3.65%, 08/01/2019	1,719,750	1,781,248
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	1,451,270	1,452,203
Ford Credit Auto Lease Trust
Series 2014-A, Class B
1.16%, 08/15/2017	2,800,000	2,797,592
Ford Credit Auto Owner Trust
Series 2012-A, Class D
2.94%, 07/15/2018	1,305,000	1,323,600
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,597,595
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	2,300,000	2,354,356
Series 2013-5, Class B
1.88%, 09/15/2018	1,665,000	1,672,662
Series 2014-4, Class A1
1.40%, 08/15/2019	1,145,000	1,147,235
Series 2015-1, Class B
1.62%, 01/15/2020	1,050,000	1,052,659
GE Equipment Transportation LLC
Series 2013-1, Class B
1.23%, 03/24/2021	2,150,000	2,158,142
Series 2013-1, Class C
1.54%, 03/24/2021	640,000	641,063
Series 2014-1, Class A4
1.48%, 08/23/2022	850,000	849,653
Hyundai Auto Receivables Trust
Series 2012-C, Class C
1.42%, 02/15/2019	1,010,000	1,012,997
Invitation Homes Trust
Series 2013-SFR1, Class B
1.60%, 12/17/2030 (A) (B)	1,080,000	1,056,462
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,414,447	1,414,217
Series 2013-B, Class A3
0.87%, 08/15/2017	840,127	840,542

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 (B)	$ 434,748	$ 436,005
MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/2032 (B)	2,610,873	2,630,363
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2
1.44%, 01/15/2020	2,090,000	2,090,543
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B
3.58%, 11/20/2028 (B)	1,059,463	1,073,828
Series 2015-1A, Class A
2.40%, 03/22/2032 (B)	1,204,805	1,210,959
SMART ABS Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,097,127
Series 2013-2US, Class A3B
0.64%, 01/14/2017 (A)	847,549	847,065
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 01/15/2022	2,062,000	2,095,415
Tricon American Homes Trust
Series 2015-SFR1, Class B
1.86%, 05/17/2032 (A) (B)	730,000	715,642
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,840,648
World Financial Network Credit Card Master Trust
Series 2012-C, Class M
3.32%, 08/15/2022	500,000	522,502
Series 2013-A, Class A
1.61%, 12/15/2021	5,000,000	5,013,085
Series 2013-B, Class A
0.91%, 03/16/2020	3,535,000	3,536,520
World Omni Auto Receivables Trust
Series 2015-A, Class A4
1.75%, 04/15/2021	2,450,000	2,469,519
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B
1.94%, 12/15/2020	2,030,000	2,036,648

Total Asset-Backed Securities (Cost $112,913,717)		112,754,838

CORPORATE DEBT SECURITIES - 28.9%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320,000	1,335,352

Automobiles - 0.7%
American Honda Finance Corp.
0.78%, 10/07/2016 (A)	1,235,000	1,238,699
Series MTN
1.20%, 07/14/2017	1,250,000	1,249,156

		2,487,855

Banks - 5.9%
Deutsche Bank AG
1.35%, 05/30/2017	2,240,000	2,227,232
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,221,090
KeyBank NA
1.70%, 06/01/2018	1,330,000	1,328,158

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Bank PLC
2.00%, 08/17/2018 (C)	$ 2,000,000	$ 2,007,152
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,234,502
Toronto-Dominion Bank Series MTN
1.75%, 07/23/2018	3,820,000	3,826,769
Wells Fargo & Co.
1.50%, 01/16/2018	3,425,000	3,421,750
Westpac Banking Corp.
1.20%, 05/19/2017 (C)	2,260,000	2,262,147

		21,528,800

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	2,000,000	2,350,228

Capital Markets - 2.0%
Goldman Sachs Group, Inc.
6.15%, 04/01/2018	3,005,000	3,309,548
Morgan Stanley
2.65%, 01/27/2020	4,000,000	4,018,908

		7,328,456

Chemicals - 0.7%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,548,933

Consumer Finance - 1.5%
Capital One Financial Corp.
3.15%, 07/15/2016	2,700,000	2,743,937
Caterpillar Financial Services Corp. Series MTN
1.00%, 03/03/2017	2,020,000	2,019,554
PACCAR Financial Corp. Series MTN
1.75%, 08/14/2018	760,000	763,742

		5,527,233

Diversified Financial Services - 2.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,798,857
Citigroup, Inc.
1.70%, 04/27/2018	3,425,000	3,407,200
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	1,750,000	1,781,091
4.21%, 04/15/2016	2,060,000	2,092,437

		10,079,585

Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,305,299
Verizon Communications, Inc.
1.87%, 09/15/2016 (A)	1,670,000	1,685,853

		2,991,152

Electric Utilities - 0.6%
Hydro-Quebec
1.38%, 06/19/2017	2,160,000	2,178,382

Food & Staples Retailing - 1.0%
CVS Health Corp.
2.25%, 08/12/2019	3,500,000	3,537,733

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	$ 3,000,000	$ 3,326,577

Insurance - 2.1%
Berkshire Hathaway Finance Corp.
0.59%, 01/12/2018 (A) (C)	1,820,000	1,812,601
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B)	2,200,000	2,196,467
New York Life Global Funding
1.30%, 10/30/2017 (B)	3,745,000	3,745,195

		7,754,263

Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017 (C)	2,880,000	3,222,948

Metals & Mining - 0.5%
Vale Overseas, Ltd.
6.25%, 01/23/2017 (C)	1,750,000	1,781,255

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	3,000,000	3,117,660
Chevron Corp.
1.72%, 06/24/2018	1,500,000	1,511,640
Husky Energy, Inc.
6.20%, 09/15/2017	2,420,000	2,583,217
Petroleos Mexicanos
5.75%, 03/01/2018	3,250,000	3,439,962
Total Capital International SA
1.55%, 06/28/2017	1,500,000	1,510,985

		12,163,464

Pharmaceuticals - 0.4%
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	1,430,000	1,434,197

Real Estate Investment Trusts - 2.1%
Simon Property Group, LP
1.50%, 02/01/2018 (B)	2,350,000	2,346,127
Ventas Realty, LP
1.55%, 09/26/2016	1,760,000	1,764,653
Welltower, Inc.
2.25%, 03/15/2018	1,950,000	1,959,719
6.20%, 06/01/2016	1,750,000	1,804,175

		7,874,674

Road & Rail - 0.5%
Canadian National Railway Co.
0.50%, 11/06/2015 (A)	1,850,000	1,849,752

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.
2.50%, 11/15/2018	1,460,000	1,485,351

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (B) (D)	2,925,000	2,923,362

Total Corporate Debt Securities (Cost $105,619,982)		105,709,552

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 0.6%
Province of Ontario, Canada
2.30%, 05/10/2016	$ 1,985,000	$ 2,006,394

Total Foreign Government Obligation (Cost $1,993,302)		2,006,394

MORTGAGE-BACKED SECURITIES - 9.1%
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A1A
5.38%, 09/10/2045 (A)	2,900,582	2,905,350
Series 2008-1, Class A4
6.42%, 02/10/2051 (A)	4,310,505	4,647,337
CD Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.49%, 01/15/2046 (A)	1,257,310	1,258,288
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 (B)	1,395,993	1,406,481
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 (B)	4,050,000	4,105,801
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 (B)	2,489,111	2,500,904
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,295,034	1,309,462
Del Coronado Trust
Series 2013-HDC, Class A
1.00%, 03/15/2026 (A) (B)	2,050,000	2,043,618
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1
1.25%, 01/15/2047	2,695,958	2,696,931
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.98%, 12/12/2034 (A)	216,544	223,100
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (A)	1,628,675	1,634,887
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	1,386,773	1,388,891
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class A4
5.89%, 10/15/2042 (A)	1,009,937	1,011,925
NLY Commercial Mortgage Trust
Series 2014-FL1, Class A
1.41%, 11/15/2030 (A) (B)	1,584,370	1,581,049
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (A)	173,092	174,652
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/2045 (A)	794,983	798,603
Series 2007-C30, Class A3
5.25%, 12/15/2043	970,074	976,991
Series 2007-C30, Class APB

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
5.29%, 12/15/2043	$ 1,249,161	$ 1,256,903
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1
1.19%, 12/15/2046	1,464,661	1,462,980

Total Mortgage-Backed Securities (Cost $34,126,034)		33,384,153

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
Federal Home Loan Mortgage Corp.
2.27%, 06/01/2033 (A)	1,245,694	1,322,118
4.50%, 09/01/2026	2,400,000	2,555,237
Federal National Mortgage Association
5.51%, 04/01/2017	2,821,418	2,996,197
FREMF Mortgage Trust
Series 2013-K502, Class B
2.83%, 03/25/2045 (A) (B)	1,820,000	1,843,818
Government National Mortgage Association
1.78%, 09/16/2041	3,783,863	3,732,486
4.52%, 12/20/2061	2,405,695	2,577,909
4.67%, 11/20/2061 - 09/20/2063	4,233,374	4,510,685
4.75%, 02/20/2061	435,023	457,712
4.80%, 02/20/2063	3,387,550	3,621,403
4.82%, 02/20/2061	400,883	424,816
4.86%, 05/20/2061	784,814	832,223
4.89%, 06/20/2063	2,825,579	3,011,547
4.95%, 05/20/2062	3,239,725	3,440,261
5.19%, 04/20/2062	2,736,474	2,878,174
5.27%, 11/20/2060	2,299,646	2,480,773
5.32%, 04/20/2061	1,629,364	1,739,998
5.47%, 01/20/2060	6,225,666	6,639,673
5.50%, 03/20/2060	759,360	817,132
5.59%, 11/20/2059	3,720,019	3,875,988
5.65%, 06/20/2059	2,584,462	2,690,492
5.75%, 12/15/2022	386,746	436,194
Small Business Administration
3.33%, 02/25/2022 (A)	2,283,772	2,414,386
4.07%, 10/25/2027 (A)	2,130,353	2,398,551
4.15%, 08/25/2026 (A)	2,159,180	2,431,915
4.18%, 07/25/2026 (A)	2,486,112	2,785,217
4.25%, 02/25/2024 (A)	2,717,549	2,952,251
4.63%, 11/25/2026 (A)	2,912,668	3,307,589
4.70%, 05/25/2026 (A)	789,874	886,380

Total U.S. Government Agency Obligations (Cost $72,187,236)		70,061,125

U.S. GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury Note
0.50%, 04/30/2017	2,500,000	2,498,113
0.63%, 07/31/2017 - 09/30/2017	19,000,000	18,999,559
1.00%, 05/15/2018	8,500,000	8,534,085
1.50%, 05/31/2020	8,000,000	8,069,584

Total U.S. Government Obligations (Cost $37,937,204)		38,101,341

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (E)	6,648,118	6,648,118

Total Securities Lending Collateral (Cost $6,648,118)		6,648,118

Principal	Value
REPURCHASE AGREEMENT - 3.9%

State Street Bank & Trust Co. 0.01% (E), dated 09/30/2015, to be repurchased at $14,310,931 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $14,602,602.

$ 14,310,927	$ 14,310,927

Total Repurchase Agreement (Cost $14,310,927)	14,310,927

Total Investments (Cost $385,736,520) (F)	382,976,448
Net Other Assets (Liabilities) - (4.7)%	(17,293,720)

Net Assets - 100.0%	$ 365,682,728

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$112,754,838	$—	$112,754,838
Corporate Debt Securities	—	105,709,552	—	105,709,552
Foreign Government Obligation	—	2,006,394	—	2,006,394
Mortgage-Backed Securities	—	33,384,153	—	33,384,153
U.S. Government Agency Obligations	—	70,061,125	—	70,061,125
U.S. Government Obligations	—	38,101,341	—	38,101,341
Securities Lending Collateral	6,648,118	—	—	6,648,118
Repurchase Agreement	—	14,310,927	—	14,310,927

Total Investments	$6,648,118	$376,328,330	$—	$382,976,448

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $43,833,608, representing 12.0% of the Portfolio’s net assets.

(C)

All or a portion of the security is on loan. The total value of all securities on loan is $6,509,680. The amount of securities on loan indicated may not correspond  with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(E)	Rate disclosed reflects the yield at September 30, 2015.
(F)

Aggregate cost for federal income tax purposes is $385,736,520. Aggregate gross unrealized appreciation and depreciation for all securities is $880,181 and  $3,640,253, respectively. Net unrealized depreciation for tax purposes is $2,760,072.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016 (A)	EUR 5,798	$ 6,486
Hellenic Republic Government Bond Zero Coupon, 10/15/2042	366,000	1,595
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	10,681	12,209
2.35%, 09/15/2024 (A)	3,454,336	4,362,043
2.55%, 09/15/2041 (A)	417,359	563,938
2.60%, 09/15/2023 (A)	250,609	322,310
Mexican Udibonos
Series S
4.00%, 06/13/2019	MXN 42,477,728	2,714,749
New Zealand Government Bond
3.00%, 09/20/2030 (A)	NZD 3,098,000	2,219,045

Total Foreign Government Obligations (Cost $11,504,835)		10,202,375

U.S. GOVERNMENT OBLIGATIONS - 95.3%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,409,929	2,872,333
0.75%, 02/15/2042 - 02/15/2045	10,503,573	9,184,328
1.38%, 02/15/2044	5,022,720	5,096,162
1.75%, 01/15/2028	8,902,692	9,840,608
2.00%, 01/15/2026	6,342,766	7,115,790
2.13%, 02/15/2040 - 02/15/2041	9,974,071	11,790,326
2.38%, 01/15/2025 - 01/15/2027	21,242,120	24,570,870
2.50%, 01/15/2029	7,202,974	8,641,033
3.38%, 04/15/2032	956,499	1,310,752
3.63%, 04/15/2028	6,507,131	8,623,472
3.88%, 04/15/2029 (B)	7,904,615	10,897,666
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 07/15/2024	96,748,356	95,200,317
0.25%, 01/15/2025	6,942,364	6,654,096
0.38%, 07/15/2023 - 07/15/2025	20,215,891	19,786,169
0.63%, 07/15/2021 - 01/15/2024	12,859,657	12,801,252
1.13%, 01/15/2021	9,906,008	10,293,996
1.25%, 07/15/2020	5,843,615	6,134,733
1.38%, 07/15/2018 - 01/15/2020	9,632,835	10,085,735
2.50%, 07/15/2016	2,639,534	2,682,907

Total U.S. Government Obligations (Cost $269,129,965)		263,582,545

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.1%
Call - 10-Year U.S. Treasury Note Future
Exercise Price $128.50
Expires 10/23/2015	87	67,969
Call - 10-Year U.S. Treasury Note Future
Exercise Price $129.00
Expires 12/24/2015	85	86,328

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - 10-Year U.S. Treasury Note Future
Exercise Price $126.00
Expires 10/23/2015	137	$ 8,563
Put - Eurodollar, Mid-Curve 1-Year Future
Exercise Price $98.75
Expires 10/16/2015	284	1,775

Total Exchange-Traded Options Purchased (Cost $220,448)		164,635

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2%
Call - AUD vs. USD
Exercise Price AUD 0.80
Expires 10/29/2015, DUB	3,835,000	3
Call - NZD vs. USD
Exercise Price NZD 0.68
Expires 12/10/2015, DUB	4,335,000	10,819
Call - USD vs. JPY
Exercise Price $1.31
Expires 10/16/2015, JPM	2,920,000	63,376
Call - USD vs. JPY
Exercise Price $122.00
Expires 10/15/2015, BCLY	8,290,000	18,661
Call - USD vs. JPY
Exercise Price $126.50
Expires 10/30/2015, DUB	2,935,000	1,438
Put - AUD vs. USD
Exercise Price AUD 0.70
Expires 11/06/2015, BNP	3,970,000	34,589
Put - CHF vs. NOK
Exercise Price CHF 7.72
Expires 08/02/2016, DUB	5,595,000	35,002
Put - CHF vs. SEK
Exercise Price CHF 8.26
Expires 03/18/2016, JPM	2,950,000	28,764
Put - EUR vs. USD
Exercise Price EUR 1.11
Expires 12/04/2015, DUB	12,535,000	192,563
Put - NZD vs. USD
Exercise Price NZD 0.65
Expires 10/30/2015, BNP	4,335,000	69,118
Put - USD vs. JPY
Exercise Price $113.50
Expires 10/30/2015, BCLY	5,880,000	7,785
Put - USD vs. MXN
Exercise Price $15.50
Expires 10/27/2015, GSC	1,455,000	157

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $577,340)		462,275

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.2%
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.75%
Expires 01/15/2016, DUB	$ 7,000,000	16,019
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.95%
Expires 01/15/2016, DUB	2,500,000	34,725
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 3.25%
Expires 03/16/2016, DUB	4,775,000	55,058

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 3.35%
Expires 01/15/2016, DUB	$ 5,000,000	$ 18,957
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 3.75%
Expires 01/15/2016, DUB	8,800,000	7,791
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR
Exercise Rate 2.50%
Expires 06/08/2022, DUB	EUR 3,200,000	310,048

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $691,698)		442,598

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
BlackRock Provident TempFund 24 (C)	422,597	422,597

Total Short-Term Investment Company (Cost $422,597)		422,597

Total Investments (Cost $282,546,883) (D)		275,277,025
Net Other Assets (Liabilities) - 0.4%		1,160,154

Net Assets - 100.0%		$ 276,437,179

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - 10-Year U.S. Treasury Note Future	USD	130.00	10/23/2015	87	$(35,375)	$(19,031)
Call - 10-Year U.S. Treasury Note Future	USD	130.50	12/24/2015	85	(43,726)	(46,495)
Put - 10-Year Japanese Government Bond Future	JPY	147.50	10/30/2015	5	(7,159)	(8,336)

Total					$(86,260)	$(73,862)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (E)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums Received	Value
Call - AUD vs. USD	BNP	AUD	0.80	10/29/2015	AUD	3,835,000	$(30,036)	$(3)
Call - CHF vs. SEK	JPM	CHF	9.10	03/18/2016	CHF	2,950,000	(30,937)	(32,923)
Call - EUR vs. USD	DUB	EUR	1.18	12/04/2015	EUR	6,295,000	(86,640)	(15,257)
Call - NZD vs. USD	BNP	NZD	0.68	12/10/2015	NZD	4,335,000	(39,027)	(10,819)
Call - USD vs. CAD	CITI	USD	1.31	10/16/2015	USD	2,920,000	(21,206)	(63,376)
Call - USD vs. JPY	BCLY	USD	126.50	10/30/2015	USD	2,935,000	(23,788)	(1,438)
Call - USD vs. JPY	DUB	USD	126.50	11/25/2015	USD	5,675,000	(30,134)	(10,368)
Call - USD vs. MXN	GSC	USD	17.25	10/27/2015	USD	1,455,000	(12,139)	(12,950)
Put - AUD vs. USD	BNP	AUD	0.66	12/10/2015	AUD	7,930,000	(57,075)	(35,244)
Put - NZD vs. USD	DUB	NZD	0.65	10/30/2015	NZD	4,335,000	(46,999)	(69,118)
Put - USD vs. JPY	BCLY	USD	113.50	10/30/2015	USD	2,935,000	(23,788)	(3,886)
Put - USD vs. JPY	DUB	USD	113.50	10/30/2015	USD	2,945,000	(6,273)	(3,899)
Put - USD vs. JPY	DUB	USD	114.00	11/25/2015	USD	5,675,000	(33,482)	(21,196)

Total							$(441,524)	$(280,477)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN: (E)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(1,755)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (E)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	1.90%	02/13/2017	USD	5,900,000	$(116,905)	$(104,861)
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	2.10	01/19/2016	USD	7,895,000	(46,975)	(136,696)
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	2.10	03/06/2017	USD	3,700,000	(83,792)	(96,788)
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	2.10	03/06/2017	USD	1,830,000	(34,911)	(47,871)
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	2.10	03/16/2017	USD	1,800,000	(43,679)	(47,207)
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	2.15	01/19/2016	USD	7,895,000	(54,081)	(157,402)
Call - 30-Year	DUB	6-Month EUR-EURIBOR	Receive	1.65	12/18/2015	EUR	2,750,000	(189,247)	(164,102)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	2.70	01/19/2016	USD	7,895,000	(134,215)	(22,836)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	2.75	01/19/2016	USD	7,895,000	(110,530)	(19,428)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	2.90	02/13/2017	USD	5,900,000	(168,483)	(117,937)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	3.10	03/06/2017	USD	3,700,000	(101,306)	(62,286)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	3.10	03/06/2017	USD	1,830,000	(53,774)	(31,254)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	3.10	03/16/2017	USD	1,800,000	(45,493)	(31,486)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(147,446)
Put - 30-Year	DUB	6-Month EUR-EURIBOR	Pay	1.65	12/18/2015	EUR	2,750,000	(189,247)	(79,242)
Put - 30-Year	DUB	3-Month USD-LIBOR	Pay	2.55	01/15/2016	USD	2,500,000	(142,465)	(97,221)

Total								$(1,665,372)	$(1,364,063)

CENTRALLY CLEARED SWAP AGREEMENTS: (F)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.16%	09/25/2025	USD	7,700,000	$101,067	$—	$101,067

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.80%	02/25/2025	USD	6,600,000	$(495,987)	$(75,694)	$(420,293)

OVER-THE-COUNTER SWAP AGREEMENTS: (E)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	DUB	0.00%	11/19/2015	EUR	3,135,000	$—	$900	$(900)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(33)	12/14/2015	$—	$(10,255)
2-Year U.S. Treasury Note	Short	(41)	12/31/2015	—	(18,842)
5-Year U.S. Treasury Note	Long	70	12/31/2015	30,308	—
10-Year Japanese Government Bond	Short	(14)	12/14/2015	—	(28,965)
10-Year U.S. Treasury Note	Long	20	12/21/2015	22,351	—
Euro-BTP Italian Government Bond	Short	(17)	12/08/2015	—	(43,137)
German Euro BOBL	Short	(1)	12/08/2015	—	(403)
German Euro Bund	Short	(2)	12/08/2015	—	(5,763)
U.K. Gilt	Short	(11)	12/29/2015	—	(30,629)
U.S. Treasury Bond	Short	(45)	12/21/2015	—	(966)
U.S. Treasury Bond	Short	(7)	12/21/2015	—	(21,069)

Total				$52,659	$(160,029)

FORWARD FOREIGN CURRENCY CONTRACTS: (E)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	10/05/2015	USD	129,566	JPY	15,647,500	$—	$(875)
BCLY	10/19/2015	JPY	204,317,891	USD	1,705,335	—	(1,799)
BCLY	10/20/2015	MXN	22,546,000	USD	1,335,426	—	(4,033)
BCLY	11/04/2015	USD	4,034,924	EUR	3,601,000	9,032	—
BCLY	12/15/2015	GBP	450,000	CAD	923,567	—	(11,321)
BNP	10/15/2015	AUD	1,565,000	JPY	142,802,494	—	(93,034)
BNP	10/20/2015	USD	2,869,202	MXN	45,715,000	169,625	—
BNP	11/10/2015	USD	840,901	AUD	1,190,000	8,140	(659)
BNP	12/08/2015	USD	1,372,892	EUR	1,215,000	13,682	—
BOA	10/05/2015	USD	52,028	EUR	46,000	624	—
CITI	10/20/2015	CAD	120,000	USD	90,575	—	(663)
CITI	12/08/2015	EUR	3,870,000	USD	4,343,296	—	(13,963)
CITI	12/15/2015	CAD	915,751	GBP	455,000	—	(2,095)
DUB	10/19/2015	JPY	192,588,368	USD	1,609,665	—	(3,926)
DUB	11/10/2015	AUD	595,000	USD	426,942	—	(10,232)
DUB	12/08/2015	EUR	2,522,500	USD	2,822,172	6,325	(6,599)
DUB	12/08/2015	USD	1,404,485	EUR	1,245,000	11,714	—
DUB	12/15/2015	CAD	507,610	GBP	250,000	2,182	—
DUB	03/22/2016	SEK	17,644,686	CHF	2,065,276	—	(16,392)
GSC	10/05/2015	JPY	62,169,000	USD	517,282	972	—
GSC	10/20/2015	NZD	432,000	USD	272,857	2,903	—
GSC	10/20/2015	USD	35,020	AUD	49,000	665	—
GSC	12/15/2015	GBP	250,000	CAD	510,976	—	(4,704)
HSBC	10/20/2015	NZD	444,000	USD	278,240	5,181	—
HSBC	10/20/2015	USD	3,449,822	NZD	5,187,000	138,778	—
HSBC	12/08/2015	EUR	1,232,500	USD	1,386,437	—	(7,650)
HSBC	12/08/2015	USD	2,802,702	EUR	2,450,000	61,910	—
JPM	10/15/2015	JPY	140,095,674	AUD	1,530,000	95,012	—
JPM	03/22/2016	CHF	2,065,276	SEK	17,646,338	16,194	—
MSC	10/05/2015	EUR	95,000	USD	106,391	—	(231)
SCB	10/20/2015	NZD	915,000	USD	588,889	—	(4,812)
SSB	10/05/2015	USD	228,584	EUR	205,000	—	(499)
UBS	10/05/2015	USD	3,865,359	EUR	3,445,000	15,647	—
UBS	10/05/2015	USD	129,074	JPY	15,647,500	—	(1,367)
UBS	12/08/2015	EUR	4,865,000	USD	5,498,497	—	(56,067)
UBS	12/08/2015	USD	2,790,627	EUR	2,465,000	33,054	—

Total						$591,640	$(240,921)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Foreign Government Obligations	$—	$10,202,375	$—	$10,202,375
U.S. Government Obligations	—	263,582,545	—	263,582,545
Exchange-Traded Options Purchased	164,635	—	—	164,635
Over-the-Counter Foreign Exchange Options Purchased	—	462,275	—	462,275
Over-the-Counter Interest Rate Swaptions Purchased	—	442,598	—	442,598
Short-Term Investment Company	422,597	—	—	422,597

Total Investments	$587,232	$274,689,793	$—	$275,277,025

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$101,067	$—	$101,067
Futures Contracts (H)	52,659	—	—	52,659
Forward Foreign Currency Contracts (H)	—	591,640	—	591,640

Total Other Financial Instruments	$52,659	$692,707	$—	$745,366

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(73,862)	$—	$—	$(73,862)
Over-the-Counter Foreign Exchange Options Written	—	(280,477)	—	(280,477)
Over-the-Counter Inflation-Capped Options Written	—	(1,755)	—	(1,755)
Over-the-Counter Interest Rate Swaptions Written	—	(1,364,063)	—	(1,364,063)
Centrally Cleared Interest Rate Swap Agreements	—	(495,987)	—	(495,987)
Over-The-Counter Interest Rate Swap Agreements	—	—	—	—
Futures Contracts (H)	(160,029)	—	—	(160,029)
Forward Foreign Currency Contracts (H)	—	(240,921)	—	(240,921)

Total Other Financial Instruments	$(233,891)	$(2,383,203)	$—	$(2,617,094)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $7,473,822, representing 2.7% of the Portfolio’s net assets.

(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $237,127.

(C)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(D)

Aggregate cost for federal income tax purposes is $282,546,883. Aggregate gross unrealized appreciation and depreciation for all securities is $2,100,845 and $9,370,703, respectively. Net unrealized depreciation for tax purposes is $7,269,858.

(E)	Cash in the amount of $540,000 has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(F)	Cash in the amount of $50,140 has been segregated as collateral for centrally cleared swap agreements.
(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EURIBOR	Euro Interbank Offer Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (A)	$ 3,883,016	$ 4,482,512
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (A) (B)	4,560,000	4,526,156
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (A)	3,107,258	3,118,892
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (A)	510,000	512,739
Series 2013-BA, Class C
2.24%, 09/16/2019 (A)	520,000	523,371
Series 2014-AA, Class B
1.76%, 08/15/2019 (A)	580,000	581,239
Series 2014-AA, Class C
2.28%, 11/15/2019 (A)	745,000	749,583
Conseco Finance Securitizations Corp.
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)	280,604	283,568
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (A)	467,632	467,742
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	1,210,000	1,218,615
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	464,710
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	834,261
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (A)	2,905,000	2,905,291
Series 2013-T1, Class A2
1.50%, 01/16/2046 (A)	3,550,000	3,546,450
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.48%, 03/20/2036 (B)	5,750,000	5,631,050
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.44%, 04/20/2026 (A) (B)	4,610,000	4,518,233
Lehman XS Trust
Series 2007-2N, Class 3A1
0.28%, 02/25/2037	6	—
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/22/2031 (A)	2,747,042	2,747,103
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (A) (B)	4,650,000	4,594,358
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
1.79%, 07/20/2027 (A) (B)	4,575,000	4,543,643
RAAC Trust
Series 2007-RP4, Class A
0.55%, 11/25/2046 (A) (B)	943,918	811,900
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (B)	1,451,991	746,428

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2013-A, Class C
3.12%, 10/15/2019 (A)	$ 910,000	$ 925,066
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A) (B)	9,030,000	9,058,806
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (A)	1,251,923	1,259,740
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	2,494,364	2,509,056
Series 2014-2A, Class A
2.05%, 06/20/2031 (A)	2,239,335	2,256,629
Series 2014-3A, Class A
2.30%, 10/20/2031 (A)	2,604,464	2,620,833
Series 2015-1A, Class A
2.40%, 03/22/2032 (A)	1,770,250	1,779,292
Series 2015-1A, Class B
3.05%, 03/22/2032 (A)	1,836,773	1,849,138
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (A)	2,399,101	2,408,294
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.71%, 01/15/2043 (A) (B)	1,805,000	1,908,051
Series 2011-B, Class A3
2.46%, 06/16/2042 (A) (B)	690,000	726,509
Series 2011-C, Class A2A
3.46%, 10/17/2044 (A) (B)	1,190,000	1,262,435
Series 2013-A, Class B
2.50%, 03/15/2047 (A)	260,000	254,741
Series 2013-B, Class B
3.00%, 05/16/2044 (A)	340,000	338,133
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (A)	3,547,278	3,495,665
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (A)	1,973,504	1,976,204
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.16%, 10/15/2021 (A) (B)	6,291,000	6,292,995

Total Asset-Backed Securities (Cost $89,482,290)		88,729,431

CORPORATE DEBT SECURITIES - 37.6%
Aerospace & Defense - 0.3%
Exelis, Inc.
5.55%, 10/01/2021	3,442,000	3,823,064

Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,760,000	1,832,971
5.10%, 01/15/2044	1,260,000	1,319,923

		3,152,894

Airlines - 0.8%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (C)	4,173,974	4,147,886
United Airlines Pass-Through Trust
3.75%, 03/03/2028	7,095,000	7,112,738

		11,260,624

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	$ 2,235,000	$ 2,188,434

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	850,000	862,059
6.25%, 10/02/2043	500,000	531,838

		1,393,897

Banks - 5.2%
Barclays Bank PLC
10.18%, 06/12/2021 (A)	9,240,000	12,105,167
BPCE SA
4.00%, 04/15/2024 (C)	1,647,000	1,711,389
5.15%, 07/21/2024 (A)	1,200,000	1,219,660
Branch Banking & Trust Co.
3.80%, 10/30/2026	1,980,000	2,008,827
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019	1,215,000	1,226,524
11.00%, 06/30/2019 (A) (B) (D)	9,495,000	11,674,103
Deutsche Bank AG
1.64%, 08/20/2020 (B)	1,430,000	1,437,383
Glitnir HF
6.33%, 07/28/2011 (A) (E) (F)	290,000	89,175
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (A)	5,850,000	5,762,250
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	481,115
5.25%, 03/14/2044	1,228,000	1,245,969
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	4,285,000	4,228,429
Korea Development Bank
3.50%, 08/22/2017	1,610,000	1,665,532
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (A)	2,245,000	2,251,598
Nordea Bank AB
4.25%, 09/21/2022 (A)	11,100,000	11,362,515
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	1,950,000	1,945,203
6.00%, 12/19/2023	1,685,000	1,793,964
Societe Generale SA
5.00%, 01/17/2024 (A)	2,315,000	2,340,048
Wells Fargo & Co.
2.15%, 01/15/2019	912,000	919,185
4.13%, 08/15/2023	855,000	888,749
5.38%, 11/02/2043	1,740,000	1,916,307
5.90%, 06/15/2024 (B) (D)	1,080,000	1,080,000

		69,353,092

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019 (C)	1,235,000	1,238,385
3.70%, 02/01/2024	1,730,000	1,753,845

		2,992,230

Biotechnology - 0.9%
AbbVie, Inc.
4.40%, 11/06/2042	775,000	708,170
4.70%, 05/14/2045	4,725,000	4,584,370
Amgen, Inc.
5.65%, 06/15/2042	750,000	839,621

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Celgene Corp.
2.88%, 08/15/2020	$ 4,330,000	$ 4,369,286
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,310,000	2,320,753

		12,822,200

Capital Markets - 2.9%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (C)	3,495,000	3,559,755
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	1,275,000	1,286,400
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 - 01/22/2023	2,300,000	2,327,749
5.75%, 01/24/2022	1,131,000	1,298,036
6.25%, 02/01/2041	490,000	590,863
6.75%, 10/01/2037	500,000	596,459
Series MTN
1.93%, 11/29/2023 (B)	1,310,000	1,317,737
7.50%, 02/15/2019	3,600,000	4,207,691
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	5,645,000	6,418,416
Morgan Stanley
5.00%, 11/24/2025	1,260,000	1,339,661
Series MTN
7.30%, 05/13/2019	8,865,000	10,351,049
State Street Capital Trust IV
1.34%, 06/01/2077 (B)	285,000	229,425
UBS AG
7.63%, 08/17/2022	5,385,000	6,195,372

		39,718,613

Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,217,000	1,312,172
Monsanto Co.
4.40%, 07/15/2044	2,705,000	2,343,463

		3,655,635

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC
3.85%, 11/15/2024 (A) (C)	4,130,000	4,192,871
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (A)	2,325,000	2,316,023

		6,508,894

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	797,000	806,995

Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	5,140,000	5,161,300

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	1,111,000	1,100,376

Diversified Financial Services - 3.4%
Bank of America Corp.
2.60%, 01/15/2019	1,596,000	1,612,215
2.65%, 04/01/2019	5,156,000	5,214,211
4.10%, 07/24/2023	1,435,000	1,490,951
5.42%, 03/15/2017	1,600,000	1,680,739
5.75%, 12/01/2017	1,965,000	2,124,055

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup, Inc.
1.70%, 04/27/2018	$ 5,142,000	$ 5,115,277
3.38%, 03/01/2023	1,380,000	1,386,602
4.95%, 11/07/2043	490,000	508,324
6.68%, 09/13/2043	490,000	600,017
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	706,000	733,206
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (D)	5,690,000	6,571,950
Series MTN
6.88%, 01/10/2039	500,000	700,058
JPMorgan Chase & Co.
3.20%, 01/25/2023	535,000	531,076
3.25%, 09/23/2022	1,180,000	1,180,847
4.85%, 02/01/2044 (C)	490,000	512,442
6.75%, 02/01/2024 (B) (D)	412,000	428,995
Series MTN
1.35%, 02/15/2017	5,975,000	5,982,767
JPMorgan Chase Bank NA
6.00%, 10/01/2017	2,566,000	2,772,845
Kaupthing Bank Hf
7.13%, 05/19/2016 (A) (E) (F)	200,000	2
Lehman Brothers Holdings Capital Trust VII Series MTN
5.86%, 11/02/2015 (D) (E) (F)	1,945,000	195
MassMutual Global Funding II
2.35%, 04/09/2019 (A)	1,400,000	1,425,960
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	4,080,000	4,762,115

		45,334,849

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
2.45%, 06/30/2020	5,470,000	5,385,696
3.40%, 05/15/2025	2,735,000	2,610,547
4.35%, 06/15/2045	1,445,000	1,240,287
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,902,000	1,783,125
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	589,785
Verizon Communications, Inc.
2.63%, 02/21/2020	3,004,000	3,012,913
3.45%, 03/15/2021	1,125,000	1,151,976
4.50%, 09/15/2020	1,135,000	1,229,529
6.55%, 09/15/2043	2,901,000	3,427,369

		20,431,227

Electric Utilities - 1.7%
Appalachian Power Co.
3.40%, 06/01/2025	2,700,000	2,673,100
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	1,160,000	1,228,986
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	501,418
8.88%, 11/15/2018	449,000	536,400
Commonwealth Edison Co.
4.70%, 01/15/2044	1,055,000	1,117,206
Duke Energy Carolinas LLC
4.25%, 12/15/2041	925,000	942,459
Duke Energy Corp.
3.75%, 04/15/2024	275,000	283,121
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,625,000	1,670,162
Georgia Power Co.
3.00%, 04/15/2016	3,295,000	3,333,927

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co.
7.35%, 02/01/2019	$ 1,000,000	$ 1,138,278
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	350,008
5.30%, 06/01/2042	525,000	580,453
Pacific Gas & Electric Co.
4.75%, 02/15/2044	488,000	513,771
PacifiCorp
3.60%, 04/01/2024	3,380,000	3,492,456
5.75%, 04/01/2037	900,000	1,088,708
Progress Energy, Inc.
4.88%, 12/01/2019	168,000	184,092
Public Service Electric & Gas Co.
3.00%, 05/15/2025	2,760,000	2,748,673

		22,383,218

Energy Equipment & Services - 0.2%
Schlumberger Investment SA
3.65%, 12/01/2023	835,000	861,039
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	1,010,000	1,007,778
4.63%, 03/01/2034	875,000	837,596
Weatherford International, Ltd.
5.95%, 04/15/2042 (C)	960,000	667,403

		3,373,816

Food & Staples Retailing - 0.7%
CVS Health Corp.
2.80%, 07/20/2020	3,890,000	3,952,256
5.30%, 12/05/2043	319,000	351,963
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,222,678
4.30%, 04/22/2044	945,000	966,046
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	2,653,000	2,687,977

		9,180,920

Food Products - 0.3%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	2,305,000	2,320,102
Mondelez International, Inc.
2.25%, 02/01/2019	1,570,000	1,579,833

		3,899,935

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
2.68%, 12/15/2019	1,880,000	1,901,028
Boston Scientific Corp.
2.65%, 10/01/2018	1,062,000	1,074,958
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	5,585,000	5,468,955

		8,444,941

Health Care Providers & Services - 0.9%
Aetna, Inc.
4.75%, 03/15/2044	345,000	350,341
Anthem, Inc.
1.88%, 01/15/2018	1,930,000	1,930,751
2.30%, 07/15/2018	1,930,000	1,938,177
3.30%, 01/15/2023	620,000	613,544
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,831,812
Express Scripts Holding Co.
4.75%, 11/15/2021	2,870,000	3,098,713

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.25%, 11/01/2018	$ 1,010,000	$ 1,078,175
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	682,313

		11,523,826

Hotels, Restaurants & Leisure - 0.0% (G)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	94,000	94,705
4.88%, 11/01/2020 (C)	150,000	151,875

		246,580

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	2,320,000	2,401,432

Insurance - 4.3%
American International Group, Inc.
4.13%, 02/15/2024	629,000	660,814
8.18%, 05/15/2068 (B)	1,070,000	1,415,075
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,320,000	1,412,178
Genworth Holdings, Inc.
7.63%, 09/24/2021	1,125,000	1,096,875
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	8,760,000	10,122,312
Lincoln National Corp.
8.75%, 07/01/2019	5,590,000	6,827,805
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (A)	4,970,000	4,981,610
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	4,240,000	6,320,441
Principal Financial Group, Inc.
8.88%, 05/15/2019	2,550,000	3,112,193
Prudential Financial, Inc. Series MTN
5.38%, 06/21/2020	1,465,000	1,650,950
7.38%, 06/15/2019	1,595,000	1,878,026
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	10,476,000	8,773,650
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	8,860,000	8,948,600

		57,200,529

IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024 (C)	1,543,000	1,589,992
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,380,898
3.38%, 04/01/2024	878,000	897,537

		3,868,427

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	2,000,000	1,998,940
2.40%, 02/01/2019	3,515,000	3,534,283
5.30%, 02/01/2044	172,000	180,972

		5,714,195

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	1,245,000	1,227,701

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.1%
21st Century Fox America, Inc.
7.63%, 11/30/2028	$ 1,045,000	$ 1,340,365
CBS Corp.
4.63%, 05/15/2018	655,000	696,490
5.75%, 04/15/2020	520,000	584,909
Comcast Corp.
5.88%, 02/15/2018	2,649,000	2,913,476
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	1,685,000	1,802,044
5.00%, 03/01/2021	905,000	986,400
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (D)	1,500,000	1,584,375
NBCUniversal Media LLC
4.38%, 04/01/2021	560,000	613,521
4.45%, 01/15/2043	1,359,000	1,353,371
5.15%, 04/30/2020	2,246,000	2,535,170

		14,410,121

Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	1,031,000	1,033,919
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	836,719
Novelis, Inc.
8.75%, 12/15/2020	2,735,000	2,632,984
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (C)	925,000	875,778

		5,379,400

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	552,036
4.88%, 03/01/2044	1,215,000	1,261,687
PG&E Corp.
2.40%, 03/01/2019	694,000	698,725

		2,512,448

Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.
4.25%, 01/15/2044	360,000	306,090
4.75%, 04/15/2043	520,000	469,229
BP Capital Markets PLC
2.24%, 05/10/2019	2,570,000	2,588,997
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	848,459
EOG Resources, Inc.
2.45%, 04/01/2020	1,627,000	1,642,322
Exxon Mobil Corp.
1.82%, 03/15/2019	2,930,000	2,954,439
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,056,899
Kerr-McGee Corp.
6.95%, 07/01/2024	865,000	1,012,603
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	3,610,000	3,273,970
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (C)	1,370,000	1,325,475
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	2,820,000	719,100
MEG Energy Corp.
6.50%, 03/15/2021 (A)	1,090,000	893,800
Murphy Oil Corp.
2.50%, 12/01/2017	2,236,000	2,183,166

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Nexen Energy ULC
5.88%, 03/10/2035	$ 110,000	$ 121,465
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	407,633
8.25%, 03/01/2019	1,065,000	1,250,806
Peabody Energy Corp.
6.25%, 11/15/2021	1,715,000	351,575
Petrobras Global Finance BV
3.88%, 01/27/2016	1,344,000	1,320,480
6.25%, 03/17/2024 (C)	1,370,000	997,086
Petroleos Mexicanos
3.50%, 01/30/2023	1,145,000	1,030,500
Range Resources Corp.
5.75%, 06/01/2021 (C)	450,000	424,125
Shell International Finance BV
2.00%, 11/15/2018	2,249,000	2,275,415
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,093,718
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	418,754
7.88%, 09/01/2021	796,000	808,817
Williams Partners, LP
5.40%, 03/04/2044	814,000	649,862

		31,424,785

Paper & Forest Products - 0.3%
International Paper Co.
4.75%, 02/15/2022 (C)	3,637,000	3,927,978

Pharmaceuticals - 0.8%
Actavis Funding SCS
3.80%, 03/15/2025	2,870,000	2,772,532
Actavis, Inc.
3.25%, 10/01/2022	1,095,000	1,067,830
4.63%, 10/01/2042	1,550,000	1,432,800
Bristol-Myers Squibb Co.
4.50%, 03/01/2044 (C)	1,265,000	1,338,835
Perrigo Co. PLC
2.30%, 11/08/2018	3,365,000	3,328,530
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	383,000	387,649

		10,328,176

Real Estate Investment Trusts - 2.6%
EPR Properties
4.50%, 04/01/2025	4,740,000	4,545,508
Host Hotels & Resorts, LP
4.00%, 06/15/2025	1,625,000	1,601,854
Kilroy Realty, LP
4.25%, 08/15/2029	6,355,000	6,150,700
Realty Income Corp.
3.88%, 07/15/2024	5,555,000	5,560,061
Simon Property Group, LP
3.38%, 10/01/2024 (C)	6,665,000	6,706,336
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	535,000	532,740
Vereit Operating Partnership, LP
2.00%, 02/06/2017	3,705,000	3,630,900
3.00%, 02/06/2019	1,655,000	1,578,456
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	4,260,000	4,239,850

		34,546,405

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.3%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	$ 3,032,000	$ 3,509,540
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	264,906
3.75%, 04/01/2024	294,000	302,979

		4,077,425

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	3,735,000	3,797,509

Software - 0.2%
Microsoft Corp.
2.70%, 02/12/2025 (C)	3,005,000	2,944,621

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (H)	4,040,000	4,038,869
Hewlett-Packard Co.
3.75%, 12/01/2020	1,685,000	1,742,123

		5,780,992

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024 (C)	905,000	937,236
Philip Morris International, Inc.
4.88%, 11/15/2043	636,000	673,543

		1,610,779

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	2,000,000	2,070,000

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
2.38%, 09/08/2016	3,420,000	3,453,926
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	3,445,000	3,721,199
6.11%, 01/15/2040 (A)	7,393,000	8,331,379
SBA Tower Trust
2.24%, 04/15/2043 (A)	1,420,000	1,410,619
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,570,000	3,746,001
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,044,094
T-Mobile USA, Inc.
6.46%, 04/28/2019	145,000	147,538
6.63%, 04/28/2021	475,000	476,188
6.73%, 04/28/2022	460,000	458,850
6.84%, 04/28/2023	145,000	143,550

		22,933,344

Total Corporate Debt Securities (Cost $514,878,168)		504,913,827

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Brazilian Government International Bond
4.25%, 01/07/2025 (C)	1,440,000	1,260,000
Colombia Government International Bond
4.00%, 02/26/2024	1,810,000	1,753,890
Export-Import Bank of Korea
4.00%, 01/11/2017	3,750,000	3,868,657
Indonesia Government International Bond
5.38%, 10/17/2023 (A)	2,500,000	2,584,300

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico Government International Bond
4.00%, 10/02/2023	$ 5,298,000	$ 5,396,013
Peruvian Government International Bond
7.35%, 07/21/2025 (C)	1,010,000	1,259,975
South Africa Government International Bond
4.67%, 01/17/2024 (C)	1,060,000	1,049,400
Turkey Government International Bond
5.75%, 03/22/2024	2,180,000	2,259,570

Total Foreign Government Obligations (Cost $19,524,049)		19,431,805

MORTGAGE-BACKED SECURITIES - 13.5%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.03%, 02/25/2035 (B)	6,910	6,909
Alternative Loan Trust
Series 2005-36, Class 2A1A
0.50%, 08/25/2035 (B)	1,286,614	1,021,222
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	2,464,432	2,386,376
Series 2005-51, Class 3A3A
0.52%, 11/20/2035 (B)	1,245,561	1,034,560
Series 2007-22, Class 2A16
6.50%, 09/25/2037	8,028,138	6,306,946
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	1,849,767	1,525,879
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.73%, 06/10/2049 (B)	2,428,790	2,563,957
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.75%, 03/20/2035 (B)	177,084	176,309
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (A)	3,410,000	3,406,515
Series 2012-TFT, Class C
3.58%, 06/05/2030 (A) (B)	4,215,000	4,066,919
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
2.75%, 11/25/2034 (B)	99,760	84,536
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	2,640,504	2,737,535
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	1,751,939	1,823,180
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	1,689,182	1,803,334
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.40%, 12/25/2046 (B)	154,471	66,913
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
2.54%, 02/25/2034 (B)	122,841	120,535
Series 2005-3, Class 1A2
0.48%, 04/25/2035 (B)	250,669	218,333
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	1,140,000	1,203,140
Series 2014-GC19, Class A4
4.02%, 03/10/2047	1,735,000	1,870,410
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1
3.50%, 06/25/2058 (B)	6,286,579	6,410,644

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (A) (B)	$ 2,350,000	$ 2,443,659
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	565,000	626,466
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (A)	1,380,000	1,408,199
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	1,240,000	1,330,229
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (A)	1,560,000	1,580,101
Series 2014-CR14, Class B
4.76%, 02/10/2047 (B)	1,180,000	1,283,119
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	1,175,000	1,241,003
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (A)	4,655,000	4,708,709
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	5,729	5,739
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.24%, 08/26/2036 (A) (B)	5,324,699	5,285,626
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (A)	2,731,287	2,750,100
Series 2011-4R, Class 5A1
2.82%, 05/27/2036 (A) (B)	2,022,470	2,014,718
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (A) (B)	4,300,625	4,199,410
Series 2014-4R, Class 21A1
0.49%, 12/27/2035 (A) (B)	6,544,585	6,236,833
DBRR Trust
Series 2011-C32, Class A3A
5.90%, 06/17/2049 (A) (B)	1,320,000	1,372,865
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.67%, 12/05/2031 (A)	1,210,000	1,209,443
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (A)	1,630,000	1,641,503
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1
3.23%, 12/19/2033 (B)	34,683	33,097
Series 2005-AR1, Class 3A
3.00%, 03/18/2035 (B)	68,064	66,648
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 (A) (B)	3,320,000	3,205,002
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C
3.63%, 06/05/2031 (A)	410,000	423,583
Hilton USA Trust
Series 2013-HLT, Class DFX
4.41%, 11/05/2030	970,000	975,322
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX
0.10%, 11/05/2030 (A) (B)	22,320,000	3,549
Impac CMB Trust
Series 2004-6, Class 1A1
0.99%, 10/25/2034 (B)	43,413	41,374

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.16%, 08/25/2037 (B)	$ 734,783	$ 569,374
Series 2007-AR7, Class 1A1
2.80%, 11/25/2037 (B)	501,078	467,483
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.67%, 12/12/2044 (B)	2,000,000	2,009,394
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	4,099,263	4,258,335
Series 2007-LD11, Class ASB
5.96%, 06/15/2049 (B)	565,621	581,092
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	3,402,513	3,634,506
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	3,090,119	3,224,898
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (B)	72,715	72,265
Series 2006-A2, Class 5A1
2.52%, 11/25/2033 (B)	94,186	95,085
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	472,633	396,442
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
Zero Coupon, 05/26/2037 (A) (B)	6,490,657	6,515,672
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.37%, 09/15/2045 (B)	900,000	979,488
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.61%, 11/25/2035 (A) (B)	661,865	509,609
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.83%, 10/25/2028 (B)	42,230	41,200
Series 2004-A1, Class 2A1
2.43%, 02/25/2034 (B)	242,916	244,538
Series 2004-A3, Class 4A3
2.73%, 05/25/2034 (B)	111,529	111,157
Series 2005-A3, Class A1
0.46%, 04/25/2035 (B)	49,784	47,787
Series 2005-A4, Class 2A2
2.55%, 07/25/2035 (B)	270,167	238,636
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.60%, 11/12/2037 (B)	964,653	964,260
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (B)	1,051,742	1,093,549
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.90%, 04/12/2049 (B)	2,855,000	2,992,137
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	3,928,335	4,087,358
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	1,090,000	1,131,720
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,046,128	1,103,832
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (B)	1,225,000	1,299,436
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B
5.99%, 08/15/2045 (A) (B)	540,000	568,490
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (A)	438,885	436,691
Series 2012-XA, Class A
2.00%, 07/27/2049 (A)	924,355	918,347
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (A) (B)	8,269,565	8,293,095

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (A)	$ 11,625,000	$ 11,640,647
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 (A) (B)	100,620	100,257
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (A) (B)	4,843,921	4,945,663
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (A) (B)	2,093,615	2,161,913
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (B)	3,773,433	3,904,431
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
0.48%, 05/25/2035 (B)	3,925,122	3,783,751
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 (A) (B)	4,200,000	4,045,919
RALI Trust
Series 2007-QO1, Class A1
0.34%, 02/25/2047 (B)	574,478	450,070
Series 2007-QO4, Class A1A
0.38%, 05/25/2047 (B)	1,086,909	891,546
RBSCF Trust
Series 2010-RR3, Class WBTA
6.15%, 02/16/2051 (A) (B)	6,995,314	7,162,019
SCG Trust
Series 2013-SRP1, Class AJ
2.16%, 11/15/2026 (A) (B)	1,140,000	1,130,703
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (A) (I) (J)	951,774	942,459
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1
2.49%, 07/25/2035 (B)	749,520	611,549
Series 2007-3, Class 3A1
2.69%, 04/25/2047 (B)	1,988,979	1,560,489
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.92%, 01/19/2034 (B)	57,848	55,892
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.00%, 03/25/2054 (A) (B)	4,214,112	4,243,303
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (A)	2,680,000	2,825,516
Voyager BRSTN Delaware Trust, Interest Only STRIPS
Series 2009-1, Class UAU7
0.44%, 12/26/2036 (A) (B)	256,194	246,893
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.61%, 09/15/2021 (A) (B)	606,816	592,852
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A
0.48%, 07/25/2045 (B)	69,114	64,488
Series 2007-OA6, Class 1A1B
1.01%, 07/25/2047 (B)	1,055,626	336,430

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (A)	$ 424,730	$ 424,730

Total Mortgage-Backed Securities (Cost $183,926,560)		181,927,845

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	340,000	457,671
State of California, General Obligation Unlimited
7.60%, 11/01/2040	1,585,000	2,325,496
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	315,000	304,299

		3,087,466

Georgia - 0.0% (G)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	295,000	345,755

Illinois - 0.1%
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	1,520,000	1,424,559

New Jersey - 0.1%
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	431,000	595,978

New York - 0.5%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	355,000	464,571
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	340,000	434,146
Series EE
5.38%, 06/15/2043	1,670,000	1,940,089
5.50%, 06/15/2043	2,000,000	2,341,120
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	330,000	396,343
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	570,000	618,798

		6,195,067

Total Municipal Government Obligations (Cost $10,760,101)		11,648,825

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
Federal Home Loan Mortgage Corp.
1.85%, 05/01/2037 (B)	103,558	108,528
1.97%, 02/01/2037 (B)	47,210	49,645
2.02%, 04/01/2037 (B)	201,682	211,771
2.19%, 01/01/2038 (B)	259,474	276,540
2.26%, 12/01/2034 (B)	23,517	25,098

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.34%, 09/01/2037 (B)	$ 24,295	$ 25,893
2.49%, 09/01/2035 (B)	1,295,064	1,376,604
2.50%, 05/01/2037 (B)	110,045	117,839
3.00%, 02/01/2041 (B)	735,528	783,738
5.50%, 07/01/2016 - 06/01/2041	2,540,679	2,812,260
6.00%, 04/01/2016 - 05/01/2031	674,454	764,898
Federal National Mortgage Association
1.40%, 08/01/2037 (B)	9,511	9,747
1.89%, 01/01/2035 (B)	31,707	33,302
1.90%, 08/01/2034 (B)	17,948	18,853
2.45%, 08/01/2035 (B)	74,575	77,243
2.96%, 03/01/2041 (B)	362,774	386,362
3.00%, TBA (H) (K)	51,221,000	51,909,282
3.14%, 03/01/2041 (B)	530,291	563,904
3.16%, 12/01/2040 (B)	1,020,237	1,076,291
3.35%, 06/01/2041 (B)	1,010,859	1,071,117
3.50%, 07/01/2028 - 01/01/2029	5,306,120	5,659,822
3.50%, TBA (H) (K)	79,454,000	83,081,173
3.52%, 09/01/2041 (B)	776,627	823,753
4.00%, TBA (H) (K)	34,679,000	36,991,396
4.50%, 02/01/2025 - 06/01/2026	3,861,248	4,130,421
5.00%, TBA (H) (K)	13,305,000	14,659,667
5.50%, 04/01/2036 - 04/01/2041	1,930,120	2,165,759
6.00%, 02/01/2034 - 01/01/2040	8,271,763	9,431,358
6.50%, 05/01/2040	3,124,949	3,569,865
7.00%, 01/01/2016 - 09/01/2016	2,582	2,605
Government National Mortgage Association, Interest Only STRIPS
0.91%, 02/16/2053 (B)	9,257,465	612,307
Tennessee Valley Authority
5.98%, 04/01/2036	440,000	584,481

Total U.S. Government Agency Obligations (Cost $220,990,000)		223,411,522

U.S. GOVERNMENT OBLIGATIONS - 22.3%
U.S. Treasury Bond
2.50%, 02/15/2045	757,000	696,893
2.75%, 08/15/2042	9,911,500	9,663,970
3.50%, 02/15/2039	3,049,000	3,439,177
3.63%, 02/15/2044	41,320,900	47,517,961
4.50%, 02/15/2036	11,951,200	15,670,700
4.75%, 02/15/2037	1,985,000	2,691,589
5.25%, 02/15/2029	5,102,000	6,849,302
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	7,415,950	8,896,530
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	1,742,172	1,679,609
0.63%, 01/15/2024	15,863,476	15,786,840
U.S. Treasury Note
0.38%, 10/31/2016	13,531,600	13,528,610
0.88%, 04/15/2017 - 04/30/2017	40,024,700	40,225,684
1.00%, 11/30/2019	23,735,500	23,498,762
1.25%, 11/30/2018	27,368,900	27,588,426
1.63%, 03/31/2019 - 11/15/2022	39,887,800	40,179,819
1.88%, 11/30/2021	4,669,000	4,729,431
2.00%, 02/15/2025	13,447,000	13,394,476
2.25%, 11/15/2024	6,766,900	6,893,428
2.50%, 08/15/2023 - 05/15/2024	16,373,100	17,066,832

Total U.S. Government Obligations (Cost $293,142,772)		299,998,039

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%
Capital Markets - 0.0% (G)
State Street Corp.
Series D, 5.90% (B)	23,039	$ 598,093

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (B)	60,502	1,554,296

Electric Utilities - 0.0% (G)
SCE Trust III
5.75% (B)	7,998	215,466

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (B) (C) (L)	93,300	457,170
Federal National Mortgage Association
Series O, 0.00% (B) (L)	1,300	11,505
Series S, 8.25% (B) (L)	81,175	393,699

		862,374

Total Preferred Stocks (Cost $4,586,141)		3,230,229

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.8%
Federal Home Loan Bank Discount Notes
0.15%, 12/17/2015	$ 10,091,000	10,087,870

Total Short-Term U.S. Government Agency Obligation (Cost $10,087,870)		10,087,870

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 13.2%
U.S. Treasury Bill
0.00% (M), 02/04/2016 (N)	16,550,000	16,549,855
0.01%, 10/29/2015 (N)	27,092,000	27,091,852
0.03%, 10/22/2015 (C) (N)	15,898,000	15,897,713
0.03%, 12/10/2015 (N)	27,122,000	27,120,181
0.04%, 11/19/2015 (C) (N)	20,730,000	20,728,885
0.04%, 12/17/2015 (N)	29,968,000	29,965,468
0.08%, 11/05/2015 (N)	39,337,000	39,334,151

Total Short-Term U.S. Government Obligations (Cost $176,688,105)		176,688,105

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (N)	62,956,070	62,956,070

Total Securities Lending Collateral (Cost $62,956,070)		62,956,070

Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co. 0.01% (N), dated 09/30/2015, to be repurchased at $5,912,024 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $6,030,650.

$ 5,912,023	$ 5,912,023

Total Repurchase Agreement (Cost $5,912,023)	5,912,023

Total Investments (Cost $1,592,934,149) (O)	1,588,935,591
Net Other Assets (Liabilities) - (18.3)%	(245,954,582)

Net Assets - 100.0%	$ 1,342,981,009

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	September 30, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$88,729,431	$—	$88,729,431
Corporate Debt Securities	—	504,913,827	—	504,913,827
Foreign Government Obligations	—	19,431,805	—	19,431,805
Mortgage-Backed Securities	—	180,985,386	942,459	181,927,845
Municipal Government Obligations	—	11,648,825	—	11,648,825
U.S. Government Agency Obligations	—	223,411,522	—	223,411,522
U.S. Government Obligations	—	299,998,039	—	299,998,039
Preferred Stocks	3,230,229	—	—	3,230,229
Short-Term U.S. Government Agency Obligation	—	10,087,870	—	10,087,870
Short-Term U.S. Government Obligations	—	176,688,105	—	176,688,105
Securities Lending Collateral	62,956,070	—	—	62,956,070
Repurchase Agreement	—	5,912,023	—	5,912,023

Total Investments	$66,186,299	$1,521,806,833	$942,459	$1,588,935,591

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3 (R)	Transfers from Level 3 to Level 2
Mortgage-Backed Securities	$—	$—	$942,459	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $313,154,591, representing 23.3% of the Portfolio’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $61,694,873. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Security in default.
(F)	Illiquid security. Total aggregate value of illiquid securities is $89,372, representing less than 0.1% of the Portfolio’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $942,459, representing 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Cash in the amount of $495,029 has been segregated by the broker as collateral for open TBA commitment transactions.
(L)	Non-income producing security.
(M)	Percentage rounds to less than 0.01% or (0.01)%.
(N)	Rate disclosed reflects the yield at September 30, 2015.
(O)

Aggregate cost for federal income tax purposes is $1,592,934,149. Aggregate gross unrealized appreciation and depreciation for all securities is $19,586,810 and $23,585,368, respectively. Net unrealized depreciation for tax purposes is $3,998,558.

(P)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	September 30, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS - 0.0% (A)
Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp.
Series 4, Class A
2.50%, 06/15/2021 (B) (C) (D) (E)	$ 1,220,000	$ —

Media - 0.0% (A)
Mood Media Corp.
Series 1
10.00%, 10/31/2015	7,000	6,996

Total Convertible Bonds (Cost $6,816)		6,996

CORPORATE DEBT SECURITIES - 95.0%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (F)	4,925,000	3,656,813
6.13%, 01/15/2023 (F)	930,000	683,550
7.50%, 03/15/2025 (F)	1,321,000	990,750
7.75%, 03/15/2020 (F)	2,557,000	2,186,235
Triumph Group, Inc.
5.25%, 06/01/2022	1,296,000	1,192,320

		8,709,668

Airlines - 2.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (F)	1,000,000	975,000
5.50%, 10/01/2019 (F)	4,837,000	4,890,207
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (F)	2,183,033	2,226,693
6.13%, 07/15/2018 (F)	7,155,000	7,333,875
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,240,000	2,324,000
United Airlines Pass-Through Trust
4.63%, 03/03/2024	770,000	766,150
United Continental Holdings, Inc.
6.38%, 06/01/2018	1,185,000	1,244,250

		19,760,175

Auto Components - 0.3%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	2,500,000	2,618,750

Automobiles - 0.8%
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	5,935,000	6,298,222
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020	430,000	408,500

		6,706,722

Banks - 2.7%
Barclays PLC
6.63%, 09/15/2019 (G) (H)	3,023,000	2,893,053
8.25%, 12/15/2018 (G) (H)	1,843,000	1,919,571
CIT Group, Inc.
5.00%, 08/15/2022	385,000	384,519
5.25%, 03/15/2018	1,525,000	1,566,938
5.38%, 05/15/2020	190,000	199,025
5.50%, 02/15/2019 (F)	2,865,000	2,972,437
Deutsche Bank AG
7.50%, 04/30/2025 (G) (H)	1,800,000	1,714,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Capital II
4.00%, 11/02/2015 (G) (H)	$ 11,035,000	$ 7,972,787
Royal Bank of Scotland Group PLC
7.50%, 08/10/2020 (G) (H)	1,400,000	1,396,934
8.00%, 08/10/2025 (G) (H)	867,000	873,503

		21,893,267

Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	4,099,000	3,970,865
6.75%, 01/01/2020	2,484,000	2,552,310

		6,523,175

Building Products - 2.9%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	7,551,000	6,078,555
Builders FirstSource, Inc.
7.63%, 06/01/2021 (F)	2,560,000	2,662,400
10.75%, 08/15/2023 (F)	3,865,000	3,860,169
Griffon Corp.
5.25%, 03/01/2022	3,975,000	3,781,219
Norbord, Inc.
6.25%, 04/15/2023 (F)	2,237,000	2,188,065
Ply Gem Industries, Inc.
6.50%, 02/01/2022	5,010,000	4,780,860

		23,351,268

Capital Markets - 0.6%
Goldman Sachs Group, Inc.
5.38%, 05/10/2020 (G) (H)	1,517,000	1,481,919
Morgan Stanley
5.45%, 07/15/2019 (G) (H)	2,970,000	2,923,995
5.55%, 07/15/2020 (G) (H)	320,000	315,200

		4,721,114

Chemicals - 1.0%
Hexion, Inc.
6.63%, 04/15/2020	6,738,000	5,727,300
10.00%, 04/15/2020	1,201,000	1,151,459
Tronox Finance LLC
7.50%, 03/15/2022 (F)	2,117,000	1,339,002

		8,217,761

Commercial Services & Supplies - 1.7%
Hertz Corp.
7.38%, 01/15/2021	3,500,000	3,613,750
7.50%, 10/15/2018	735,000	744,562
United Rentals North America, Inc.
5.50%, 07/15/2025	510,000	476,850
7.38%, 05/15/2020	5,950,000	6,247,500
7.63%, 04/15/2022	2,559,000	2,712,540
8.25%, 02/01/2021	134,000	141,035

		13,936,237

Construction & Engineering - 2.0%
Abengoa Greenfield SA
6.50%, 10/01/2019 (F)	1,767,000	662,625
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (F)	4,473,000	4,115,160
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (F)	2,147,000	2,023,548
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (F)	1,785,000	1,303,050

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
K Hovnanian Enterprises, Inc. (continued)
7.25%, 10/15/2020 (F)	$ 1,250,000	$ 1,184,375
8.00%, 11/01/2019 (F)	1,800,000	1,291,500
9.13%, 11/15/2020 (F)	6,000,000	5,250,000
Standard Pacific Corp.
5.88%, 11/15/2024	640,000	656,000

		16,486,258

Consumer Finance - 3.9%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	858,920
3.50%, 07/18/2016	40,000	40,101
5.50%, 02/15/2017	1,700,000	1,742,500
6.25%, 12/01/2017	3,830,000	4,021,500
8.00%, 12/31/2018 - 11/01/2031	2,712,000	3,118,332
Altice US Finance I Corp.
5.38%, 07/15/2023 (F)	980,000	940,800
Altice US Finance II Corp.
7.75%, 07/15/2025 (F)	250,000	221,250
Altice US Financing SA
7.75%, 07/15/2025 (F)	250,000	220,625
Navient Corp.
5.88%, 10/25/2024	2,126,000	1,668,910
Series MTN
5.50%, 01/15/2019	4,230,000	3,931,256
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (F)	1,847,000	1,911,645
7.25%, 12/15/2021 (F)	1,636,000	1,660,540
Springleaf Finance Corp.
6.00%, 06/01/2020	4,250,000	4,265,937
Series MTN
6.90%, 12/15/2017	6,255,000	6,536,475

		31,138,791

Containers & Packaging - 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.34%, 12/15/2019 (F) (G)	3,620,000	3,493,300
6.25%, 01/31/2019 (F)	665,000	661,675
7.00%, 11/15/2020 (F)	774,706	774,706
Ball Corp.
5.25%, 07/01/2025	2,466,000	2,430,539
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
5.63%, 12/15/2016 (F)	645,000	635,325
6.00%, 06/15/2017 (F)	915,000	895,556
Coveris Holdings SA
7.88%, 11/01/2019 (F)	2,950,000	2,795,125
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (F)	1,078,000	1,084,738
6.38%, 08/15/2025 (F)	539,000	544,390

		13,315,354

Diversified Financial Services - 5.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	800,000	799,000
4.63%, 07/01/2022	1,691,000	1,684,659
Bank of America Corp.
5.13%, 06/17/2019 (G) (H)	34,000	33,193
6.10%, 03/17/2025 (G) (H)	1,373,000	1,338,675
8.00%, 01/30/2018 (G) (H)	3,947,000	4,124,615
Citigroup, Inc.
6.30%, 05/15/2024 (G) (H)	5,900,000	5,676,685
Credit Suisse Group AG
6.25%, 12/18/2024 (F) (G) (H)	1,683,000	1,577,812

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Group AG (continued)
7.50%, 12/11/2023 (F) (G) (H)	$ 4,697,000	$ 4,890,751
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (F)	7,530,000	7,827,435
General Motors Financial Co., Inc.
4.75%, 08/15/2017	1,350,000	1,401,292
Glen Meadow Pass-Through Trust
6.51%, 02/12/2067 (F) (G)	5,423,000	4,688,547
ILFC E-Capital Trust I
4.57%, 12/21/2065 (F) (G)	4,780,000	4,373,700
ILFC E-Capital Trust II
6.25%, 12/21/2065 (F) (G)	875,000	809,375
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (F)	2,711,000	2,534,785
JPMorgan Chase & Co.
5.00%, 07/01/2019 (G) (H)	2,515,000	2,445,837
7.90%, 04/30/2018 (G) (H)	3,247,000	3,372,821

		47,579,182

Diversified Telecommunication Services - 7.4%
Altice Financing SA
6.63%, 02/15/2023 (F)	1,975,000	1,899,703
CenturyLink, Inc.
7.65%, 03/15/2042	10,837,000	8,290,305
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	251,220
7.63%, 04/15/2024	6,032,000	5,036,720
9.00%, 08/15/2031	675,000	556,875
10.50%, 09/15/2022 (F)	1,238,000	1,207,050
11.00%, 09/15/2025 (F)	563,000	544,703
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	3,105,000	3,333,838
7.63%, 06/15/2021	2,000,000	2,142,500
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	5,570,000	5,110,475
Neptune Finco Corp.
6.63%, 10/15/2025 (F) (I)	752,000	755,760
10.13%, 01/15/2023 (F) (I)	752,000	760,460
10.88%, 10/15/2025 (F) (I)	950,000	959,500
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	847,475
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (F)	1,800,000	1,692,000
UPCB Finance V, Ltd.
7.25%, 11/15/2021 (F)	4,257,000	4,507,099
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 (F)	1,458,000	1,536,368
Virgin Media Finance PLC
6.00%, 10/15/2024 (F)	4,250,000	4,090,625
6.38%, 04/15/2023 (F)	945,000	940,275
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (F)	1,750,000	1,610,000
Wind Acquisition Finance SA
4.75%, 07/15/2020 (F)	2,500,000	2,475,000
7.38%, 04/23/2021 (F)	4,935,000	4,873,312
Windstream Services LLC
6.38%, 08/01/2023	2,385,000	1,718,631
7.75%, 10/01/2021	5,410,000	4,192,750

		59,332,644

Electric Utilities - 1.5%
Elwood Energy LLC
8.16%, 07/05/2026	2,086,304	2,305,366

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Homer City Generation, LP
8.73%, 10/01/2026
Cash Rate 8.73% (J)	$ 7,441,550	$ 7,441,550
Terraform Global Operating LLC
9.75%, 08/15/2022 (F)	3,120,000	2,503,800

		12,250,716

Electronic Equipment, Instruments & Components - 0.7%
Belden, Inc.
5.50%, 09/01/2022 (F)	2,514,000	2,432,295
Sanmina Corp.
4.38%, 06/01/2019 (F)	1,835,000	1,844,175
Zebra Technologies Corp.
7.25%, 10/15/2022 (F)	1,621,000	1,726,365

		6,002,835

Energy Equipment & Services - 2.1%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	2,283,000	1,860,645
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	3,390,000	3,181,515
NuStar Logistics, LP
8.15%, 04/15/2018	2,000,000	2,140,000
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023 (F)	1,125,000	978,750
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,615,000	1,497,912
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (F)	1,545,000	1,471,613
6.75%, 03/15/2024 (F)	1,685,000	1,609,175
Transocean, Inc.
6.88%, 12/15/2021	5,099,000	3,803,446

		16,543,056

Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.13%, 04/01/2023 (F)	1,764,000	1,750,770
6.75%, 06/15/2021	2,253,000	2,309,325

		4,060,095

Food Products - 1.4%
Aramark Services, Inc.
5.75%, 03/15/2020	895,000	930,241
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (F)	1,160,000	1,067,200
7.25%, 06/01/2021 (F)	2,140,000	2,220,250
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (F)	1,009,000	991,342
Post Holdings, Inc.
6.75%, 12/01/2021 (F)	4,845,000	4,845,000
7.38%, 02/15/2022	827,000	839,405
8.00%, 07/15/2025 (F)	458,000	471,740

		11,365,178

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (F)	2,800,000	2,548,000

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (F)	5,628,000	4,840,080

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (F)	$ 2,555,000	$ 2,491,125
Hologic, Inc.
5.25%, 07/15/2022 (F)	657,000	663,570
Mallinckrodt International Finance SA
4.75%, 04/15/2023	3,250,000	2,811,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (F)	475,000	453,625
5.63%, 10/15/2023 (F)	632,000	575,120
5.75%, 08/01/2022 (F)	2,905,000	2,803,325

		14,638,095

Health Care Providers & Services - 6.2%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,218,825
6.88%, 02/01/2022	5,263,000	5,374,628
7.13%, 07/15/2020	2,295,000	2,386,800
8.00%, 11/15/2019	5,393,000	5,612,091
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	2,439,000	2,536,560
HCA Holdings, Inc.
6.25%, 02/15/2021	8,043,000	8,565,795
HCA, Inc.
7.50%, 02/15/2022	3,410,000	3,853,300
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025 (F)	2,358,000	2,306,160
LifePoint Health, Inc.
5.50%, 12/01/2021	5,940,000	5,999,400
Tenet Healthcare Corp.
5.00%, 03/01/2019	745,000	720,787
5.50%, 03/01/2019	1,135,000	1,123,650
6.00%, 10/01/2020	2,910,000	3,070,050
6.75%, 06/15/2023	1,034,000	1,026,245
8.13%, 04/01/2022	4,830,000	5,133,807

		49,928,098

Hotels, Restaurants & Leisure - 6.5%
Boyd Gaming Corp.
6.88%, 05/15/2023	2,760,000	2,801,400
Felcor Lodging, LP
5.63%, 03/01/2023	2,250,000	2,295,000
International Game Technology PLC
6.25%, 02/15/2022 (F)	2,255,000	2,097,150
6.50%, 02/15/2025 (F)	6,632,000	5,968,800
MGM Resorts International
6.00%, 03/15/2023	1,232,000	1,196,580
6.63%, 12/15/2021	3,185,000	3,264,625
7.75%, 03/15/2022	3,385,000	3,605,025
11.38%, 03/01/2018	1,911,000	2,188,095
NCL Corp., Ltd.
5.00%, 02/15/2018	3,412,000	3,463,180
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 (F) (J)	2,405,801	1,960,728
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	5,516,000	5,750,430
Playa Resorts Holding BV
8.00%, 08/15/2020 (F)	1,457,000	1,471,570
Scientific Games International, Inc.
7.00%, 01/01/2022 (F)	683,000	672,755
10.00%, 12/01/2022	5,959,000	5,199,227
Studio City Finance, Ltd.
8.50%, 12/01/2020 (F)	3,325,000	3,092,250
Viking Cruises, Ltd.
6.25%, 05/15/2025 (F)	1,424,000	1,391,960

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises, Ltd. (continued)
8.50%, 10/15/2022 (F)	$ 5,205,000	$ 5,699,475
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (C) (D) (F) (K)	1,066,313	—

		52,118,250

Household Durables - 3.2%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,139,000	2,942,812
7.50%, 09/15/2021	1,824,000	1,746,480
9.13%, 05/15/2019	2,075,000	2,116,500
KB Home
4.75%, 05/15/2019	3,000,000	2,883,750
7.00%, 12/15/2021	350,000	350,875
7.63%, 05/15/2023	2,738,000	2,758,535
9.10%, 09/15/2017	1,158,000	1,268,010
Meritage Homes Corp.
4.50%, 03/01/2018	6,372,000	6,403,860
Standard Pacific Corp.
8.38%, 01/15/2021	2,950,000	3,466,250
Tempur Sealy International, Inc.
5.63%, 10/15/2023 (F)	1,065,000	1,068,994
6.88%, 12/15/2020	1,034,000	1,093,455

		26,099,521

Household Products - 1.6%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (F)	1,485,000	1,329,075
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,260,565
7.13%, 04/15/2019	2,472,000	2,512,170
7.88%, 08/15/2019	985,000	1,024,400
9.88%, 08/15/2019	4,600,000	4,761,000
Sun Products Corp.
7.75%, 03/15/2021 (F)	452,000	385,330

		13,272,540

Independent Power and Renewable Electricity Producers - 2.5%
Calpine Corp.
5.38%, 01/15/2023	370,000	345,025
5.75%, 01/15/2025	1,778,000	1,662,430
NRG Energy, Inc.
7.88%, 05/15/2021	14,042,000	14,235,078
8.25%, 09/01/2020	3,820,000	3,923,140

		20,165,673

Insurance - 1.6%
Genworth Holdings, Inc.
4.90%, 08/15/2023	577,000	450,060
7.20%, 02/15/2021	1,023,000	1,023,000
7.63%, 09/24/2021	4,494,000	4,381,650
Lincoln National Corp.
7.00%, 05/17/2066 (G)	8,111,000	6,837,573

		12,692,283

IT Services - 0.5%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	3,729,000	3,850,193
7.38%, 11/15/2018	545,000	555,900

		4,406,093

Machinery - 0.6%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (F)	1,110,000	1,087,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Meritor, Inc.
6.25%, 02/15/2024	$ 1,852,000	$ 1,764,030
6.75%, 06/15/2021	725,000	728,625
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (F)	1,200,000	1,152,000

		4,732,455

Media - 8.9%
Adelphia Communications Corp.
9.25%, 10/01/2049 (B) (E)	1,305,000	6,525
10.25%, 06/15/2049 - 11/01/2049 (B) (E)	1,460,000	7,300
Cablevision Systems Corp.
5.88%, 09/15/2022	4,407,000	3,338,302
7.75%, 04/15/2018	5,405,000	5,405,000
8.00%, 04/15/2020	3,129,000	2,784,810
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,704,687
5.75%, 01/15/2024	60,000	57,300
6.50%, 04/30/2021	4,925,000	4,949,625
CCO Safari II LLC
4.91%, 07/23/2025 (F)	2,777,000	2,763,679
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (F)	4,654,000	4,380,577
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,608,000	4,600,797
7.63%, 03/15/2020	9,015,000	9,035,613
CSC Holdings LLC
6.75%, 11/15/2021	185,000	165,575
DISH DBS Corp.
5.88%, 07/15/2022 - 11/15/2024	3,874,000	3,360,660
6.75%, 06/01/2021	3,215,000	3,096,431
7.88%, 09/01/2019	5,148,000	5,396,803
iHeartCommunications, Inc.
9.00%, 03/01/2021	250,000	210,063
10.63%, 03/15/2023	1,748,000	1,485,800
Numericable-SFR SAS
4.88%, 05/15/2019 (F)	2,550,000	2,467,125
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	3,095,000	2,931,675
Unitymedia GmbH
6.13%, 01/15/2025 (F)	2,106,000	2,079,675
Univision Communications, Inc.
5.13%, 02/15/2025 (F)	898,000	841,875
6.75%, 09/15/2022 (F)	9,061,000	9,378,135

		71,448,032

Metals & Mining - 1.4%
ArcelorMittal
7.00%, 02/25/2022	1,416,000	1,288,560
7.75%, 10/15/2039	3,333,000	2,716,395
Constellium NV
5.75%, 05/15/2024 (F)	2,699,000	2,051,240
8.00%, 01/15/2023 (F)	1,718,000	1,520,430
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (F)	856,000	797,150
Novelis, Inc.
8.38%, 12/15/2017	1,645,000	1,595,650
Teck Resources, Ltd.
3.75%, 02/01/2023	691,000	421,510
6.00%, 08/15/2040	635,000	349,250
6.25%, 07/15/2041	1,255,000	696,525

		11,436,710

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (F)	$ 207,000	$ 212,258
5.75%, 03/01/2023 (F)	1,117,000	1,158,887

		1,371,145

Oil, Gas & Consumable Fuels - 6.7%
Antero Resources Corp.
5.38%, 11/01/2021	861,000	757,680
Berry Petroleum Co. LLC
6.38%, 09/15/2022	1,625,000	486,493
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	3,505,000	1,253,038
California Resources Corp.
5.00%, 01/15/2020	1,812,000	1,165,333
5.50%, 09/15/2021	1,605,000	979,050
6.00%, 11/15/2024	2,852,000	1,698,723
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	1,694,000	1,583,890
Chesapeake Energy Corp.
4.88%, 04/15/2022	692,000	451,530
6.13%, 02/15/2021	2,472,000	1,722,675
6.63%, 08/15/2020	3,041,000	2,259,828
CITGO Holding, Inc.
10.75%, 02/15/2020 (F)	3,831,000	3,744,802
CITGO Petroleum Corp.
6.25%, 08/15/2022 (F)	1,988,000	1,898,540
Concho Resources, Inc.
5.50%, 04/01/2023	2,076,000	1,977,390
Denbury Resources, Inc.
5.50%, 05/01/2022	1,087,000	646,765
Energy XXI Gulf Coast, Inc.
11.00%, 03/15/2020 (F)	1,001,000	470,470
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	3,315,000	2,850,900
Halcon Resources Corp.
8.63%, 02/01/2020 (F)	1,581,000	1,314,206
Kinder Morgan, Inc.
7.25%, 06/01/2018	1,149,000	1,270,201
Series MTN
8.05%, 10/15/2030	2,000,000	2,202,664
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021	4,085,000	939,550
8.63%, 04/15/2020	3,225,000	870,750
Noble Energy, Inc.
5.63%, 05/01/2021	460,000	462,760
Oasis Petroleum, Inc.
6.50%, 11/01/2021	365,000	288,350
6.88%, 03/15/2022	677,000	536,387
7.25%, 02/01/2019	936,000	826,020
ONEOK, Inc.
7.50%, 09/01/2023	2,181,000	2,100,565
Peabody Energy Corp.
6.25%, 11/15/2021	420,000	86,100
6.50%, 09/15/2020	1,000,000	207,500
10.00%, 03/15/2022 (F)	1,414,000	532,018
SM Energy Co.
6.13%, 11/15/2022	3,265,000	3,023,390
6.50%, 11/15/2021 - 01/01/2023	2,285,000	2,141,850
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (F)	3,950,000	3,890,750
6.38%, 04/01/2023 (F)	2,760,000	2,691,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum Corp.
6.13%, 10/01/2024 (F)	$ 1,060,000	$ 604,200
Whiting Canadian Holding Co. ULC
8.13%, 12/01/2019	2,115,000	2,040,975
Whiting Petroleum Corp.
5.75%, 03/15/2021	2,635,000	2,280,592
WPX Energy, Inc.
8.25%, 08/01/2023	2,300,000	2,087,250

		54,344,185

Paper & Forest Products - 0.3%
Boise Cascade Co.
6.38%, 11/01/2020	2,410,000	2,483,047

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	4,540,000	4,403,800

Pharmaceuticals - 2.0%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (F)	1,855,000	1,831,812
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (F)	1,620,000	1,548,112
6.13%, 04/15/2025 (F)	1,377,000	1,311,593
6.38%, 10/15/2020 (F)	5,913,000	5,879,739
6.75%, 08/15/2018 (F)	785,000	798,738
7.50%, 07/15/2021 (F)	4,790,000	4,933,700

		16,303,694

Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (F)	2,959,000	2,707,485

Real Estate Investment Trusts - 0.4%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	1,065,000	910,575
Iron Mountain, Inc.
6.00%, 10/01/2020 (F)	2,077,000	2,097,147

		3,007,722

Road & Rail - 0.4%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (F)	3,164,000	3,551,590

Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc.
6.00%, 01/15/2022 (F)	4,230,000	4,420,350

Software - 1.9%
Ensemble S Merger Sub, Inc.
9.00%, 09/30/2023 (F)	960,000	928,800
First Data Corp.
6.75%, 11/01/2020 (F)	5,798,000	6,058,910
8.25%, 01/15/2021 (F)	3,000,000	3,112,500
11.75%, 08/15/2021	2,022,000	2,244,420
Infor US, Inc.
5.75%, 08/15/2020 (F)	485,000	482,575
6.50%, 05/15/2022 (F)	2,553,000	2,342,378

		15,169,583

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.9%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (F)	$ 6,584,000	$ 5,250,740
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	1,650,000	1,699,715

		6,950,455

Technology Hardware, Storage & Peripherals - 0.3%
Project Homestake Merger Corp.
8.88%, 03/01/2023 (F)	2,704,000	2,460,640

Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co.
6.88%, 05/01/2022	6,161,000	6,607,673

Wireless Telecommunication Services - 3.1%
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	1,858,675
7.00%, 08/15/2020	775,000	653,418
9.00%, 11/15/2018 (F)	6,075,000	6,374,497
9.13%, 03/01/2017	995,000	1,007,746
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,285,438
7.63%, 02/15/2025	2,047,000	1,585,146
7.88%, 09/15/2023	8,612,000	6,970,337
T-Mobile USA, Inc.
6.25%, 04/01/2021	815,000	812,148
6.63%, 04/28/2021	1,360,000	1,363,400
6.73%, 04/28/2022	3,039,000	3,031,402
6.84%, 04/28/2023	455,000	450,450

		25,392,657

Total Corporate Debt Securities (Cost $832,141,190)		767,172,022

LOAN ASSIGNMENT - 0.2%
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019	1,140,778	1,125,663

Total Loan Assignment (Cost $1,122,801)		1,125,663

	Shares	Value
COMMON STOCKS - 0.2%
Building Products - 0.2%
Panolam Holdings Co., GDR (C) (D) (E)	1,803	1,741,698

Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp. (C) (D) (E) (L)	550,000	—

Media - 0.0% (A)
New Cotai LLC / New Cotai Capital Corp., Class B (C) (D) (E)	6	185,250

Total Common Stocks (Cost $3,265,049)		1,926,948

PREFERRED STOCK - 0.6%
Banks - 0.6%
GMAC Capital Trust I Series 2, 8.13% (G)	193,625	4,943,246

Total Preferred Stock (Cost $5,109,917)		4,943,246

	Shares	Value
WARRANT - 0.0% (A)
Food Products - 0.0% (A)
American Seafoods Group LLC (E) (L)
Exercise Price $0.01
Expires 05/15/2018	1,265	$ 1,265

Total Warrant (Cost $—)		1,265

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (M), dated 09/30/2015, to be repurchased at $4,183,287 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $4,272,056.	$ 4,183,286	4,183,286

Total Repurchase Agreement (Cost $4,183,286)		4,183,286

Total Investments (Cost $845,829,059) (N)		779,359,426
Net Other Assets (Liabilities) - 3.5%		28,184,517

Net Assets - 100.0%		$ 807,543,943

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	September 30, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)		Value at September 30, 2015
ASSETS
Investments
Convertible Bonds	$—	$6,996	$—	(Q)	$6,996
Corporate Debt Securities	—	767,172,022	—	(Q)	767,172,022
Loan Assignment	—	1,125,663	—		1,125,663
Common Stocks	—	—	1,926,948		1,926,948
Preferred Stock	4,943,246	—	—		4,943,246
Warrant	1,265	—	—		1,265
Repurchase Agreement	—	4,183,286	—		4,183,286

Total Investments	$4,944,511	$772,487,967	$1,926,948		$779,359,426

Transfers
Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3		Transfers from Level 3 to Level 2 (R)
Convertible Bonds	$—	$—	$—		$6,996

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,926,948, representing 0.2% of the Portfolio’s net assets.
(E)	Illiquid security. Total aggregate value of illiquid securities is $1,942,038, representing 0.2% of the Portfolio’s net assets.
(F)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $289,049,079, representing 35.8% of the Portfolio’s net assets.

(G)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(J)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(K)	Security in default.
(L)	Non-income producing security.
(M)	Rate disclosed reflects the yield at September 30, 2015.
(N)

Aggregate cost for federal income tax purposes is $845,829,059. Aggregate gross unrealized appreciation and depreciation for all securities is $4,486,648 and $70,956,281, respectively. Net unrealized depreciation for tax purposes is $66,469,633.

(O)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Security deemed worthless.
(R)	Transferred from Level 3 to 2 due to utilizing significant observable inputs, as of prior reporting period the security utilized significant unobservable inputs.

PORTFOLIO ABBREVIATIONS:

GDR	Global Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 58.7%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	11,119	$ 1,052,858
L-3 Communications Holdings, Inc.	2,910	304,153
Northrop Grumman Corp.	560	92,932
United Technologies Corp.	13,054	1,161,676

		2,611,619

Air Freight & Logistics - 0.0% (A)
FedEx Corp.	320	46,074

Airlines - 0.4%
Delta Air Lines, Inc.	5,200	233,324
United Continental Holdings, Inc. (B)	7,750	411,137

		644,461

Automobiles - 0.3%
Ford Motor Co.	30,240	410,357
General Motors Co.	1,824	54,756

		465,113

Banks - 1.5%
BB&T Corp.	1,820	64,792
Fifth Third Bancorp	6,990	132,181
SVB Financial Group (B)	830	95,898
Wells Fargo & Co.	39,498	2,028,222

		2,321,093

Beverages - 1.9%
Coca-Cola Co.	14,730	590,967
Coca-Cola Enterprises, Inc.	1,080	52,218
Constellation Brands, Inc., Class A	3,589	449,379
Dr. Pepper Snapple Group, Inc.	2,159	170,669
Molson Coors Brewing Co., Class B	5,590	464,082
PepsiCo, Inc.	12,046	1,135,938

		2,863,253

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (B)	2,256	352,816
Biogen, Inc. (B)	2,504	730,692
BioMarin Pharmaceutical, Inc. (B)	1,070	112,693
Celgene Corp. (B)	8,361	904,409
Gilead Sciences, Inc.	7,126	699,702
Vertex Pharmaceuticals, Inc. (B)	2,558	266,390

		3,066,702

Building Products - 0.2%
Fortune Brands Home & Security, Inc. (C)	1,150	54,591
Masco Corp.	8,047	202,623

		257,214

Capital Markets - 1.9%
Ameriprise Financial, Inc.	800	87,304
Bank of New York Mellon Corp.	2,300	90,045
BlackRock, Inc., Class A	1,130	336,141
Charles Schwab Corp.	12,320	351,859
Goldman Sachs Group, Inc.	2,379	413,375
Invesco, Ltd.	14,053	438,875
Morgan Stanley	25,666	808,479

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp. (C)	3,668	$ 246,527
TD Ameritrade Holding Corp. (C)	3,970	126,405

		2,899,010

Chemicals - 0.9%
Axiall Corp. (C)	2,880	45,187
Dow Chemical Co.	10,821	458,810
E.I. du Pont de Nemours & Co.	8,560	412,592
Eastman Chemical Co.	1,930	124,910
Mosaic Co.	12,180	378,920
Sherwin-Williams Co.	80	17,822

		1,438,241

Communications Equipment - 0.5%
Cisco Systems, Inc.	22,868	600,285
QUALCOMM, Inc.	1,907	102,463

		702,748

Construction & Engineering - 0.2%
Fluor Corp. (C)	8,530	361,245

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (C)	790	120,040

Consumer Finance - 0.2%
Capital One Financial Corp.	2,459	178,327
Discover Financial Services	2,400	124,776
Synchrony Financial (B) (C)	10	313

		303,416

Containers & Packaging - 0.3%
Crown Holdings, Inc. (B)	6,281	287,356
WestRock Co.	2,900	149,176

		436,532

Diversified Financial Services - 2.9%
Bank of America Corp.	86,379	1,345,785
Berkshire Hathaway, Inc., Class B (B)	8,641	1,126,787
Citigroup, Inc.	30,961	1,535,975
Intercontinental Exchange, Inc.	2,087	490,424

		4,498,971

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	24,266	790,586
Verizon Communications, Inc.	11,521	501,279

		1,291,865

Electric Utilities - 1.4%
Edison International	8,177	515,723
Exelon Corp.	13,170	391,149
NextEra Energy, Inc.	5,603	546,573
PPL Corp.	5,677	186,717
Xcel Energy, Inc. (C)	15,040	532,566

		2,172,728

Electrical Equipment - 0.4%
Eaton Corp. PLC	12,491	640,788

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	890	45,354
Corning, Inc.	6,629	113,489
TE Connectivity, Ltd.	11,925	714,188

		873,031

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	3,820	$ 198,793
Halliburton Co.	8,628	305,000
National Oilwell Varco, Inc. (C)	2,090	78,688
Schlumberger, Ltd.	3,479	239,947

		822,428

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	4,093	591,725
CVS Health Corp.	807	77,859
Kroger Co.	3,770	135,984
Wal-Mart Stores, Inc.	1,846	119,695

		925,263

Food Products - 0.9%
Archer-Daniels-Midland Co.	4,585	190,048
Hershey Co.	3,680	338,119
Keurig Green Mountain, Inc. (C)	600	31,284
Mondelez International, Inc., Class A	19,329	809,305

		1,368,756

Gas Utilities - 0.1%
AGL Resources, Inc.	540	32,962
Questar Corp. (C)	2,376	46,118

		79,080

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	15,816	636,120
Boston Scientific Corp. (B)	35,400	580,914
Stryker Corp.	2,790	262,539

		1,479,573

Health Care Providers & Services - 2.3%
Aetna, Inc.	4,840	529,545
Cigna Corp.	1,350	182,277
Express Scripts Holding Co. (B) (C)	4,590	371,606
HCA Holdings, Inc. (B)	690	53,378
Humana, Inc., Class A	2,850	510,150
McKesson Corp.	4,880	902,947
UnitedHealth Group, Inc.	7,723	895,945

		3,445,848

Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	470	23,359
Chipotle Mexican Grill, Inc., Class A (B) (C)	200	144,050
Dunkin’ Brands Group, Inc. (C)	980	48,020
Royal Caribbean Cruises, Ltd., Class A	4,830	430,305
Starbucks Corp.	9,866	560,783

		1,206,517

Household Durables - 0.5%
D.R. Horton, Inc.	4,310	126,542
Harman International Industries, Inc. (C)	3,190	306,208
PulteGroup, Inc. (C)	11,122	209,872
Toll Brothers, Inc. (B) (C)	1,250	42,800

		685,422

Household Products - 1.0%
Kimberly-Clark Corp.	3,794	413,698
Procter & Gamble Co.	16,209	1,166,075

		1,579,773

Industrial Conglomerates - 0.4%
General Electric Co.	22,689	572,217

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.6%
ACE, Ltd. (C)	7,686	$ 794,732
American International Group, Inc.	8,430	478,992
Lincoln National Corp.	1,280	60,749
MetLife, Inc.	16,931	798,297
Prudential Financial, Inc.	1,382	105,322
XL Group PLC, Class A	6,130	222,642

		2,460,734

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (B)	2,162	1,106,706

Internet Software & Services - 2.5%
Alphabet, Inc., Class A (B)	1,739	1,110,125
Alphabet, Inc., Class C	1,793	1,090,897
Facebook, Inc., Class A (B)	17,470	1,570,553

		3,771,575

IT Services - 2.2%
Accenture PLC, Class A	12,050	1,184,033
Alliance Data Systems Corp. (B) (C)	475	123,015
Automatic Data Processing, Inc.	610	49,020
Cognizant Technology Solutions Corp., Class A (B)	11,018	689,837
Fidelity National Information Services, Inc.	5,010	336,071
PayPal Holdings, Inc. (B)	2,780	86,291
Visa, Inc., Class A (C)	13,748	957,686

		3,425,953

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (B) (C)	460	80,877
Thermo Fisher Scientific, Inc.	2,430	297,141

		378,018

Machinery - 1.2%
Caterpillar, Inc. (C)	610	39,870
Cummins, Inc. (C)	5,570	604,791
Ingersoll-Rand PLC	1,260	63,970
PACCAR, Inc. (C)	10,549	550,341
Parker-Hannifin Corp.	4,830	469,959
SPX Corp. (C)	1,775	21,158
SPX FLOW, Inc. (B)	1,775	61,113

		1,811,202

Media - 2.8%
CBS Corp., Class B	7,010	279,699
Charter Communications, Inc., Class A (B) (C)	2,210	388,628
Comcast Corp., Class A (C)	20,731	1,179,179
DISH Network Corp., Class A (B)	3,905	227,818
Time Warner Cable, Inc.	1,195	214,347
Time Warner, Inc.	15,005	1,031,594
Twenty-First Century Fox, Inc., Class A	30,088	811,774
Viacom, Inc., Class B	1,890	81,554

		4,214,593

Metals & Mining - 0.1%
Alcoa, Inc.	9,460	91,383
U.S. Steel Corp. (C)	2,930	30,531

		121,914

Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	8,550	154,242
CMS Energy Corp. (C)	5,377	189,916

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
PG&E Corp.	3,360	$ 177,408
Public Service Enterprise Group, Inc.	6,510	274,461

		796,027

Multiline Retail - 0.6%
Dollar General Corp. (C)	5,180	375,239
Target Corp.	6,070	477,466

		852,705

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp., Class A	5,086	307,143
Cabot Oil & Gas Corp.	7,620	166,573
Cheniere Energy, Inc. (B)	370	17,871
Chevron Corp.	12,861	1,014,476
Columbia Pipeline Group, Inc.	11,148	203,897
Concho Resources, Inc. (B)	450	44,235
EOG Resources, Inc.	3,802	276,786
EQT Corp.	2,720	176,174
Exxon Mobil Corp.	19,433	1,444,844
Marathon Petroleum Corp.	3,910	181,150
Occidental Petroleum Corp.	9,581	633,783
Phillips 66	2,900	222,836
Valero Energy Corp.	6,240	375,024

		5,064,792

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	2,200	177,496

Pharmaceuticals - 3.7%
Allergan PLC (B)	3,274	889,906
Bristol-Myers Squibb Co.	17,726	1,049,379
Eli Lilly & Co.	11,040	923,938
Johnson & Johnson	9,131	852,379
Merck & Co., Inc.	5,570	275,102
Mylan NV (B) (C)	2,040	82,130
Perrigo Co. PLC (C)	539	84,768
Pfizer, Inc.	40,604	1,275,372
Valeant Pharmaceuticals International, Inc. (B)	1,270	226,543

		5,659,517

Professional Services - 0.1%
Equifax, Inc.	1,560	151,601

Real Estate Investment Trusts - 1.5%
American Tower Corp., Class A	2,880	253,382
AvalonBay Communities, Inc.	2,188	382,506
Boston Properties, Inc.	2,077	245,917
Brixmor Property Group, Inc. (C)	6,750	158,490
DiamondRock Hospitality Co. (C)	7,090	78,345
Equinix, Inc. (C)	310	84,754
Highwoods Properties, Inc.	2,271	88,001
LaSalle Hotel Properties (C)	3,960	112,424
Liberty Property Trust, Series C	3,750	118,163
Prologis, Inc., Class A	7,443	289,533
Public Storage	300	63,489
Simon Property Group, Inc.	2,407	442,214

		2,317,218

Road & Rail - 1.1%
Canadian Pacific Railway, Ltd.	2,091	300,205
CSX Corp.	14,539	391,099
Union Pacific Corp.	10,885	962,343

		1,653,647

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc., Class A	16,670	$ 244,882
Avago Technologies, Ltd., Class A (C)	6,480	810,065
Broadcom Corp., Class A	3,150	162,005
Freescale Semiconductor, Ltd. (B) (C)	2,790	102,058
KLA-Tencor Corp. (C)	827	41,350
LAM Research Corp.	9,447	617,173
Microchip Technology, Inc. (C)	1,170	50,415
NXP Semiconductors NV (B)	460	40,052
Texas Instruments, Inc.	14,060	696,251

		2,764,251

Software - 2.3%
Adobe Systems, Inc. (B)	9,908	814,636
Intuit, Inc. (C)	960	85,200
Microsoft Corp.	53,741	2,378,577
Oracle Corp.	7,180	259,341

		3,537,754

Specialty Retail - 2.2%
AutoNation, Inc. (B)	1,530	89,016
AutoZone, Inc. (B) (C)	123	89,031
Best Buy Co., Inc. (C)	4,550	168,896
Home Depot, Inc.	11,376	1,313,814
Lowe’s Cos., Inc.	12,724	876,938
Ross Stores, Inc.	920	44,592
Tiffany & Co. (C)	1,500	115,830
TJX Cos., Inc.	8,800	628,496

		3,326,613

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	32,138	3,544,822
Hewlett-Packard Co.	15,153	388,068

		3,932,890

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (B) (C)	1,487	75,317
PVH Corp.	20	2,039
Ralph Lauren Corp., Class A	1,620	191,419
VF Corp.	6,858	467,784

		736,559

Tobacco - 0.6%
Philip Morris International, Inc.	11,617	921,577

Water Utilities - 0.1%
American Water Works Co., Inc.	3,400	187,272

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (B) (C)	2,050	81,610

Total Common Stocks (Cost $82,670,574)		89,631,245

PREFERRED STOCKS - 0.2%
Capital Markets - 0.0% (A)
State Street Corp.
Series D, 5.90% (D)	1,536	39,875

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (D)	3,392	87,140

Electric Utilities - 0.0% (A)
SCE Trust III
5.75% (D)	320	8,621

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (B) (D)	14,925	$ 73,132
Federal National Mortgage Association
Series O, 0.00% (B) (D)	600	5,310
Series S, 8.25% (B) (D)	10,800	52,380

		130,822

Total Preferred Stocks (Cost $814,042)		266,458

	Principal	Value
ASSET-BACKED SECURITIES - 3.0%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	$ 200,000	198,448
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (D) (E)	235,000	233,256
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (E)	143,012	143,547
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (E)	20,000	20,107
Series 2013-BA, Class C
2.24%, 09/16/2019 (E)	20,000	20,130
Series 2014-AA, Class B
1.76%, 08/15/2019 (E)	20,000	20,043
Series 2014-AA, Class C
2.28%, 11/15/2019 (E)	25,000	25,154
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	40,000	40,285
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (E)	100,000	100,010
Series 2013-T1, Class A2
1.50%, 01/16/2046 (E)	210,000	209,790
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.48%, 03/20/2036 (D)	235,000	230,139
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.44%, 04/20/2026 (D) (E)	235,000	230,322
JGWPT XXVI LLC
Series 2012-2A, Class A
3.84%, 10/15/2059 (E)	211,611	219,694
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/22/2031 (E)	118,787	118,789
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (D) (E)	220,000	217,367
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
1.79%, 07/20/2027 (D) (E)	250,000	248,287
Santander Drive Auto Receivables Trust
Series 2013-A, Class C
3.12%, 10/15/2019 (E)	30,000	30,497
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (D) (E)	380,000	381,212
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
2.70%, 10/20/2030 (E)	$ 46,327	$ 46,616
Series 2014-1A, Class A
2.07%, 03/20/2030 (E)	113,084	113,750
Series 2014-2A, Class A
2.05%, 06/20/2031 (E)	101,669	102,455
Series 2014-3A, Class A
2.30%, 10/20/2031 (E)	143,002	143,901
Series 2015-1A, Class A
2.40%, 03/22/2032 (E)	85,002	85,436
Series 2015-1A, Class B
3.05%, 03/22/2032 (E)	88,697	89,294
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (E)	110,630	111,054
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.71%, 01/15/2043 (D) (E)	200,000	211,418
Series 2011-C, Class A2A
3.46%, 10/17/2044 (D) (E)	100,000	106,087
Series 2012-E, Class A2B
1.96%, 06/15/2045 (D) (E)	145,000	147,958
Series 2013-A, Class A2B
1.26%, 05/17/2027 (D) (E)	150,000	149,490
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (E)	149,005	146,837
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (E)	83,623	83,737
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.16%, 10/15/2021 (D) (E)	290,000	290,092

Total Asset-Backed Securities (Cost $4,525,769)		4,515,202

CORPORATE DEBT SECURITIES - 15.8%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	145,000	161,053

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	69,000	71,861
5.10%, 01/15/2044	49,000	51,330

		123,191

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	174,724	173,632
United Airlines Pass-Through Trust
3.75%, 03/03/2028	300,000	300,750

		474,382

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	102,812

Automobiles - 0.0% (A)
General Motors Co.
4.88%, 10/02/2023	30,000	30,426
6.25%, 10/02/2043	20,000	21,273

		51,699

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.1%
Barclays Bank PLC
10.18%, 06/12/2021 (E)	$ 470,000	$ 615,739
Branch Banking & Trust Co.
3.80%, 10/30/2026	110,000	111,602
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (D) (E) (F)	480,000	590,160
Deutsche Bank AG
1.64%, 08/20/2020 (D)	70,000	70,361
6.00%, 09/01/2017	115,000	123,937
Glitnir HF
6.33%, 07/28/2011 (E) (G) (H)	160,000	49,200
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (E)	200,000	197,000
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	200,000	197,360
Korea Development Bank
3.50%, 08/22/2017	200,000	206,898
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	85,000	85,250
Nordea Bank AB
4.25%, 09/21/2022 (E)	470,000	481,116
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	100,000	99,754
6.00%, 12/19/2023	65,000	69,203
Wells Fargo & Co.
2.15%, 01/15/2019	35,000	35,276
4.13%, 08/15/2023	92,000	95,631
5.38%, 11/02/2043	67,000	73,789
5.90%, 06/15/2024 (C) (D) (F)	43,000	43,000

		3,145,276

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019 (C)	45,000	45,123
3.70%, 02/01/2024	65,000	65,896

		111,019

Biotechnology - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	28,000	25,586
4.70%, 05/14/2045	250,000	242,559
Amgen, Inc.
5.65%, 06/15/2042	27,000	30,226
Celgene Corp.
2.88%, 08/15/2020	220,000	221,996
Gilead Sciences, Inc.
3.65%, 03/01/2026	105,000	105,489

		625,856

Capital Markets - 1.3%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	208,798
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	50,000	50,447
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 - 01/22/2023	101,000	102,171
5.75%, 01/24/2022	109,000	125,098
6.13%, 02/15/2033	40,000	47,839
6.25%, 02/01/2041	20,000	24,117
6.75%, 10/01/2037	20,000	23,858
Series MTN
1.93%, 11/29/2023 (D)	50,000	50,295
7.50%, 02/15/2019	195,000	227,916

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	$ 300,000	$ 341,103
Morgan Stanley
5.00%, 11/24/2025	66,000	70,173
Series MTN
7.30%, 05/13/2019	380,000	443,700
State Street Capital Trust IV
1.34%, 06/01/2077 (D)	11,000	8,855
UBS AG
7.63%, 08/17/2022	250,000	287,622

		2,011,992

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	64,692
Monsanto Co.
4.40%, 07/15/2044	110,000	95,298

		159,990

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	175,000	177,664
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	200,000	199,228

		376,892

Communications Equipment - 0.0% (A)
Cisco Systems, Inc.
2.13%, 03/01/2019	50,000	50,627

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	200,829

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	183,000	181,250

Diversified Financial Services - 1.5%
Bank of America Corp.
2.60%, 01/15/2019	60,000	60,610
2.65%, 04/01/2019	205,000	207,314
4.10%, 07/24/2023	51,000	52,989
5.42%, 03/15/2017	100,000	105,046
5.75%, 12/01/2017	75,000	81,071
Citigroup, Inc.
1.70%, 04/27/2018	203,000	201,945
4.50%, 01/14/2022	83,000	89,772
4.95%, 11/07/2043	20,000	20,748
6.68%, 09/13/2043	20,000	24,491
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020 (E)	70,000	69,804
General Electric Capital Corp.
7.13%, 06/15/2022 (D) (F)	350,000	404,250
Series MTN
6.88%, 01/10/2039	20,000	28,002
JPMorgan Chase & Co.
3.20%, 01/25/2023	195,000	193,570
3.25%, 09/23/2022	34,000	34,024
4.85%, 02/01/2044	20,000	20,916
6.75%, 02/01/2024 (D) (F)	13,000	13,536
Series MTN
1.35%, 02/15/2017	300,000	300,390
Kaupthing Bank Hf
7.13%, 05/19/2016 (E) (G) (H)	130,000	1

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Kaupthing Bank Hf (continued)
Series MTN
7.63%, 02/28/2015 (E) (G) (H)	$ 710,000	$ 159,750
Lehman Brothers Holdings Capital Trust VII Series MTN
5.86%, 11/02/2015 (F) (G) (H)	200,000	20
Lehman Brothers Holdings E-Capital Trust I
Zero Coupon, 08/19/2065 (G) (H)	120,000	12
Lehman Brothers Holdings, Inc.
6.75%, 12/28/2017 (H) (I)	480,000	5
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	175,000	204,257

		2,272,523

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	255,000	251,070
3.40%, 05/15/2025	130,000	124,084
4.35%, 06/15/2045	70,000	60,083
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	54,000	50,625
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	17,220
Verizon Communications, Inc.
2.63%, 02/21/2020	123,000	123,365
3.45%, 03/15/2021	130,000	133,117
4.50%, 09/15/2020	42,000	45,498
6.55%, 09/15/2043	157,000	185,487

		990,549

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	140,000	138,605
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	65,000	68,866
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	47,076
8.88%, 11/15/2018	9,000	10,752
Commonwealth Edison Co.
4.70%, 01/15/2044	42,000	44,476
Duke Energy Carolinas LLC
4.25%, 12/15/2041	58,000	59,095
Duke Energy Corp.
3.75%, 04/15/2024	11,000	11,325
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	62,695
Georgia Power Co.
3.00%, 04/15/2016	117,000	118,382
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	39,840
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	65,000	71,187
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,613
5.30%, 06/01/2042	25,000	27,641
Pacific Gas & Electric Co.
4.75%, 02/15/2044	17,000	17,898
PacifiCorp
3.60%, 04/01/2024	130,000	134,325
5.75%, 04/01/2037	25,000	30,242
Progress Energy, Inc.
4.88%, 12/01/2019	6,000	6,575
Public Service Electric & Gas Co.
3.00%, 05/15/2025	140,000	139,425

		1,041,018

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Investment SA
3.65%, 12/01/2023	$ 33,000	$ 34,029
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	36,919
4.63%, 03/01/2034	35,000	33,504
Weatherford International, Ltd.
5.95%, 04/15/2042 (C)	35,000	24,332

		128,784

Food & Staples Retailing - 0.2%
CVS Health Corp.
2.80%, 07/20/2020	70,000	71,120
5.30%, 12/05/2043	14,000	15,447
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	39,849
4.30%, 04/22/2044	60,000	61,336
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	136,780

		324,532

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	115,000	115,753
Mondelez International, Inc.
2.25%, 02/01/2019	60,000	60,376

		176,129

Health Care Equipment & Supplies - 0.3%
Becton Dickinson and Co.
2.68%, 12/15/2019	80,000	80,895
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	56,683
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	265,000	259,494

		397,072

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044	14,000	14,217
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,030
2.30%, 07/15/2018	104,000	104,441
3.30%, 01/15/2023	25,000	24,740
3.70%, 08/15/2021	8,000	8,246
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	74,081
Express Scripts Holding Co.
4.75%, 11/15/2021	135,000	145,758
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	58,712
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	19,944

		526,169

Hotels, Restaurants & Leisure - 0.0% (A)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	2,000	2,015
4.88%, 11/01/2020 (C)	5,000	5,063

		7,078

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	$ 100,000	$ 103,510

Insurance - 1.8%
American International Group, Inc.
4.13%, 02/15/2024	41,000	43,074
8.18%, 05/15/2068 (D)	41,000	54,223
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	64,190
Genworth Holdings, Inc.
7.63%, 09/24/2021	45,000	43,875
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	375,000	433,318
Lincoln National Corp.
8.75%, 07/01/2019	240,000	293,144
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	195,000	195,456
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	220,000	327,947
Principal Financial Group, Inc.
8.88%, 05/15/2019	105,000	128,149
Prudential Financial, Inc. Series MTN
5.38%, 06/21/2020	141,000	158,897
7.38%, 06/15/2019	80,000	94,196
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (D)	441,000	369,337
Swiss Re Capital I, LP
6.85%, 05/25/2016 (D) (E) (F)	70,000	70,962
ZFS Finance USA Trust II
6.45%, 12/15/2065 (D) (E)	500,000	505,000

		2,781,768

IT Services - 0.1%
MasterCard, Inc.
2.00%, 04/01/2019	53,000	53,578
3.38%, 04/01/2024	33,000	33,734

		87,312

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	105,000	104,944
2.40%, 02/01/2019	133,000	133,730
5.30%, 02/01/2044	6,000	6,313

		244,987

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	200,000	197,221

Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	23,000	24,457
5.75%, 04/15/2020	20,000	22,497
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	100,375
Comcast Corp.
5.88%, 02/15/2018	116,000	127,582
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	67,000	71,654
5.00%, 03/01/2021	34,000	37,058

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021	$ 114,000	$ 124,895
4.45%, 01/15/2043	47,000	46,805
5.15%, 04/30/2020	99,000	111,746

		667,069

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (C)	44,000	44,124
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	33,469
Novelis, Inc.
8.75%, 12/15/2020	110,000	105,897
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (C)	33,000	31,244

		214,734

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,532
4.88%, 03/01/2044	43,000	44,652
PG&E Corp.
2.40%, 03/01/2019	26,000	26,177

		93,361

Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.
4.25%, 01/15/2044	15,000	12,754
4.75%, 04/15/2043	22,000	19,852
BP Capital Markets PLC
2.24%, 05/10/2019	95,000	95,702
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	30,933
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	88,829
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	151,251
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	42,465
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	58,532
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	142,000	128,782
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60,000	58,050
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	80,000	20,400
MEG Energy Corp.
6.50%, 03/15/2021 (E)	50,000	41,000
Murphy Oil Corp.
2.50%, 12/01/2017	86,000	83,968
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,042
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	20,856
8.25%, 03/01/2019	47,000	55,200
Peabody Energy Corp.
6.25%, 11/15/2021	45,000	9,225
Petrobras Global Finance BV
3.88%, 01/27/2016	60,000	58,950
6.25%, 03/17/2024 (C)	70,000	50,946
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	135,000	132,045
Range Resources Corp.
5.75%, 06/01/2021	10,000	9,425

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.00%, 11/15/2018	$ 86,000	$ 87,010
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	81,351
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	10,081
7.88%, 09/01/2021	33,000	33,531
Williams Partners, LP
5.40%, 03/04/2044	35,000	27,943

		1,420,123

Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 (C)	126,000	136,081

Pharmaceuticals - 0.3%
Actavis Funding SCS
3.80%, 03/15/2025	140,000	135,246
Actavis, Inc.
4.63%, 10/01/2042	58,000	53,614
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	67,000	70,911
Perrigo Co. PLC
2.30%, 11/08/2018	200,000	197,832
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	12,000	12,146

		469,749

Real Estate Investment Trusts - 1.1%
CBL & Associates, LP
5.25%, 12/01/2023	190,000	197,932
EPR Properties
4.50%, 04/01/2025	225,000	215,768
Host Hotels & Resorts, LP
4.00%, 06/15/2025	85,000	83,789
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	256,481
Realty Income Corp.
3.88%, 07/15/2024	230,000	230,209
Simon Property Group, LP
3.38%, 10/01/2024	280,000	281,737
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	20,000	19,915
Vereit Operating Partnership, LP
2.00%, 02/06/2017	95,000	93,100
3.00%, 02/06/2019	60,000	57,225
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (E)	180,000	179,149

		1,615,305

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	153,000	177,097
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	17,726
3.75%, 04/01/2024	12,000	12,367

		207,190

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	190,000	192,520
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	157,594

		350,114

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025 (C)	$ 140,000	$ 137,187

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (E)	185,000	184,948
Hewlett-Packard Co.
3.75%, 12/01/2020	65,000	67,204

		252,152

Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024	33,000	34,175
Philip Morris International, Inc.
4.88%, 11/15/2043	25,000	26,476
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	205,000	242,757

		303,408

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	265,000	274,275

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	194,180
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	155,000	167,427
6.11%, 01/15/2040 (E)	335,000	377,521
SBA Tower Trust
2.24%, 04/15/2043 (E)	65,000	64,571
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	95,000	99,683
Sprint Corp.
7.88%, 09/15/2023	45,000	36,422
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,088
6.63%, 04/28/2021	15,000	15,037
6.73%, 04/28/2022	15,000	14,962
6.84%, 04/28/2023	5,000	4,950

		979,841

Total Corporate Debt Securities (Cost $25,503,307)		24,176,109

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	206,328
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	225,000	232,587
Mexico Government International Bond
4.00%, 10/02/2023	180,000	183,330
Peruvian Government International Bond
7.35%, 07/21/2025	100,000	124,750

Total Foreign Government Obligations (Cost $746,517)		746,995

MORTGAGE-BACKED SECURITIES - 5.6%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.03%, 02/25/2035 (D)	17,274	17,272
Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	243,404	191,219

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.73%, 06/10/2049 (D)	$ 78,243	$ 82,597
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.73%, 06/15/2049 (D) (E)	102,250	107,598
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (E)	140,000	139,857
Series 2012-TFT, Class C
3.58%, 06/05/2030 (D) (E)	315,000	303,933
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (E)	245,000	260,083
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	90,828	94,166
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	59,925	62,362
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (D)	55,223	58,955
Series 2007-PW17, Class A3
5.74%, 06/11/2050	3,432	3,427
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.40%, 12/25/2046 (D)	137,308	59,478
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	45,000	47,492
Series 2014-GC19, Class A4
4.02%, 03/10/2047	65,000	70,073
Series 2015-GC27, Class B
3.77%, 02/10/2048	157,700	156,436
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA
0.90%, 01/12/2030 (D) (E)	1,217,816	18,797
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1
3.50%, 06/25/2058 (D)	298,499	304,390
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (D) (E)	160,000	166,377
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (D)	20,000	22,176
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (E)	100,000	102,043
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	45,000	48,274
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (E)	132,000	133,701
Series 2014-CR14, Class B
4.76%, 02/10/2047 (D)	45,000	48,933
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	35,000	36,966
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (E)	225,000	227,596
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.24%, 08/26/2036 (D) (E)	218,544	216,941

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (E)	$ 112,532	$ 113,307
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (D) (E)	90,000	93,570
Series 2010-RR2, Class 2A
6.15%, 09/15/2039 (D) (E)	68,608	71,923
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (D) (E)	177,016	172,850
Series 2014-4R, Class 21A1
0.49%, 12/27/2035 (D) (E)	269,561	256,885
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AAB
5.48%, 12/10/2049	10,755	10,812
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A
3.00%, 03/18/2035 (D)	204,193	199,944
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 (D) (E)	100,000	96,536
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (D) (E)	285,000	287,399
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX
0.10%, 11/05/2030 (D) (E)	4,500,000	716
Impac CMB Trust
Series 2004-6, Class 1A1
0.99%, 10/25/2034 (D)	101,297	96,538
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.16%, 08/25/2037 (D)	217,240	168,337
Series 2007-AR7, Class 1A1
2.80%, 11/25/2037 (D)	218,493	203,845
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.67%, 12/12/2044 (D)	70,000	70,329
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (D)	133,625	138,810
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (D)	110,471	118,003
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	81,319	84,866
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	72,655	75,095
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
Zero Coupon, 05/26/2037 (D) (E)	265,805	266,829
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.05%, 07/15/2044 (D)	28,117	29,866
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.37%, 09/15/2045 (D)	30,000	32,650
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.83%, 10/25/2028 (D)	57,587	56,182
Series 2004-A3, Class 4A3
2.73%, 05/25/2034 (D)	44,612	44,463
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.60%, 11/12/2037 (D)	30,145	30,133
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (D)	36,267	37,709

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.90%, 04/12/2049 (D)	$ 85,000	$ 89,083
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	125,089	130,153
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	31,148
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (D)	34,113	35,995
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (D)	55,000	58,342
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	28,886	28,699
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (D) (E)	327,466	328,398
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (E)	545,000	545,734
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (D) (E)	205,594	209,912
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (D) (E)	86,932	89,768
Series 2014-2A, Class A3
3.75%, 05/25/2054 (D) (E)	238,655	248,862
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (D) (E)	166,825	172,617
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 (D) (E)	130,000	125,231
SCG Trust
Series 2013-SRP1, Class A
1.61%, 11/15/2026 (D) (E)	100,000	99,461
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (E) (J) (K)	22,134	21,918
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.92%, 01/19/2034 (D)	136,731	132,109
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.00%, 03/25/2054 (D) (E)	191,551	192,877
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (E)	225,000	237,217
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.61%, 09/15/2021 (D) (E)	40,644	39,709

Total Mortgage-Backed Securities (Cost $8,696,528)		8,555,972

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	15,000	20,191

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited
7.60%, 11/01/2040	$ 60,000	$ 88,032
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	10,000	9,660

		117,883

Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	10,000	11,721

Illinois - 0.1%
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	55,000	51,547

New Jersey - 0.0% (A)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	16,000	22,124

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	15,000	19,630
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	15,000	19,153
Series EE
5.38%, 06/15/2043	45,000	52,278
5.50%, 06/15/2043	55,000	64,381
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	10,000	12,010
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	20,000	21,712

		189,164

Total Municipal Government Obligations (Cost $365,797)		392,439

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.8%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2041 (D)	25,363	27,026
5.50%, 06/01/2041	52,080	57,661
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	176,440
2.96%, 03/01/2041 (D)	19,093	20,335
3.00%, TBA (L)	2,354,000	2,385,632
3.14%, 03/01/2041 (D)	20,514	21,815
3.16%, 12/01/2040 (D)	27,239	28,736
3.33%, 10/25/2023 (D)	55,000	58,333
3.50%, 11/01/2028 - 01/01/2029	166,227	177,286
3.50%, TBA (L)	3,673,000	3,841,045
3.52%, 09/01/2041 (D)	35,301	37,443
4.00%, 10/01/2025 - 07/01/2026	61,459	65,202
4.00%, TBA (L)	1,588,000	1,693,888
4.50%, 02/01/2025 - 06/01/2026	194,503	207,971
5.00%, TBA (L)	566,000	623,628
5.50%, 09/01/2036 - 08/01/2037	351,497	398,501
6.00%, 02/01/2038 - 04/01/2040	350,361	396,975

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.50%, 05/01/2040	$ 96,892	$ 110,687
Government National Mortgage Association, Interest Only STRIPS
0.91%, 02/16/2053 (D)	277,989	18,387

Total U.S. Government Agency Obligations (Cost $10,265,958)		10,346,991

U.S. GOVERNMENT OBLIGATIONS - 8.2%
U.S. Treasury Bond
2.75%, 08/15/2042	479,500	467,525
3.50%, 02/15/2039	61,000	68,806
3.63%, 02/15/2044	2,013,300	2,315,243
4.50%, 02/15/2036	505,000	662,168
4.75%, 02/15/2037	98,000	132,884
5.25%, 02/15/2029	330,000	443,016
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	303,125	363,644
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	93,054	89,712
0.63%, 01/15/2024	1,022,810	1,017,869
U.S. Treasury Note
0.50%, 09/30/2016	493,000	493,495
0.88%, 04/15/2017 - 04/30/2017	1,425,400	1,432,566
1.00%, 11/30/2019	171,400	169,690
1.25%, 11/30/2018	763,300	769,422
1.63%, 03/31/2019 - 11/15/2022	2,061,000	2,085,072
1.88%, 11/30/2021	155,000	157,006
2.00%, 02/15/2025	569,000	566,778
2.25%, 11/15/2024	758,400	772,581
2.50%, 08/15/2023 - 05/15/2024	529,500	552,368

Total U.S. Government Obligations (Cost $12,293,022)		12,559,845

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Federal Home Loan Bank Discount Notes
0.15%, 12/17/2015 (M)	466,000	465,856

Total Short-Term U.S. Government Agency Obligation (Cost $465,856)		465,856

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bill
0.00% (N), 02/04/2016 (M)	796,000	795,993
0.01%, 10/29/2015 (M)	1,043,000	1,042,994
0.03%, 10/22/2015 (M)	804,000	803,985
0.04%, 11/19/2015 - 12/17/2015 (M)	3,461,000	3,460,760
0.05%, 11/27/2015 (M)	325,000	324,975
0.08%, 11/05/2015 (M)	1,656,000	1,655,880
0.12%, 04/28/2016 (M) (O)	70,000	69,973

Total Short-Term U.S. Government Obligations (Cost $8,154,510)		8,154,560

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (M)	9,821,940	9,821,940

Total Securities Lending Collateral (Cost $9,821,940)		9,821,940

Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. 0.01% (M), dated 09/30/2015, to be repurchased at $1,158,073 on 10/01/2015. Collateralized by U.S. Government Obligations, 2.63% - 3.13%, due 08/15/2020 - 05/15/2021, with a total value of $1,184,820.

$ 1,158,073	$ 1,158,073

Total Repurchase Agreement (Cost $1,158,073)	1,158,073

Total Investments (Cost $165,481,893) (P)	170,791,685
Net Other Assets (Liabilities) - (11.9)%	(18,114,087)

Net Assets - 100.0%	$ 152,677,598

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 11	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (Q)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	7	12/18/2015	$—	$(13,002)

SECURITY VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$89,631,245	$—	$—	$89,631,245
Preferred Stocks	266,458	—	—	266,458
Asset-Backed Securities	—	4,515,202	—	4,515,202
Corporate Debt Securities	—	24,176,109	—	24,176,109
Foreign Government Obligations	—	746,995	—	746,995
Mortgage-Backed Securities	—	8,534,054	21,918	8,555,972
Municipal Government Obligations	—	392,439	—	392,439
U.S. Government Agency Obligations	—	10,346,991	—	10,346,991
U.S. Government Obligations	—	12,559,845	—	12,559,845
Short-Term U.S. Government Agency Obligation	—	465,856	—	465,856
Short-Term U.S. Government Obligations	—	8,154,560	—	8,154,560
Securities Lending Collateral	9,821,940	—	—	9,821,940
Repurchase Agreement	—	1,158,073	—	1,158,073

Total Investments	$99,719,643	$71,050,124	$21,918	$170,791,685

LIABILITIES
Other Financial Instruments
Futures Contracts (T)	$(13,002)	$—	$—	$(13,002)

Total Other Financial Instruments	$(13,002)	$—	$—	$(13,002)

Transfers
Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3 (U)	Transfers from Level 3 to Level 2
Mortgage-Backed Securities	$—	$—	$21,918	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $9,607,322. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $16,271,538, representing 10.7% of the Portfolio’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security in default.
(H)	Illiquid security. Total aggregate value of illiquid securities is $208,988, representing 0.1% of the Portfolio’s net assets.
(I)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(J)	Security is Level 3 of the fair value hierarchy.
(K)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $21,918, representing less than 0.1% of the Portfolio’s net assets.

(L)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(M)	Rate disclosed reflects the yield at September 30, 2015.
(N)	Percentage rounds to less than 0.01% or (0.01)%.
(O)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $69,973.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 12	September 30, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)

Aggregate cost for federal income tax purposes is $165,481,893. Aggregate gross unrealized appreciation and depreciation for all securities is $12,794,612 and $7,484,820, respectively. Net unrealized appreciation for tax purposes is $5,309,792.

(Q)	Cash in the amount of $114,958 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(R)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(S)	Level 3 securities were not considered significant to the Portfolio.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(U)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 13	September 30, 2015 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 3.7%
General Dynamics Corp.	41,610	$ 5,740,100
Huntington Ingalls Industries, Inc.	44,000	4,714,600
Northrop Grumman Corp.	71,250	11,823,937
Spirit Aerosystems Holdings, Inc., Class A (A)	140,870	6,809,656
Triumph Group, Inc.	21,410	900,933

		29,989,226

Air Freight & Logistics - 1.0%
FedEx Corp.	58,398	8,408,144

Airlines - 4.7%
Alaska Air Group, Inc.	133,030	10,569,234
Delta Air Lines, Inc.	219,352	9,842,324
JetBlue Airways Corp. (A) (B)	45,920	1,183,358
Southwest Airlines Co.	194,041	7,381,320
United Continental Holdings, Inc. (A)	163,900	8,694,895

		37,671,131

Auto Components - 2.7%
Cooper Tire & Rubber Co.	126,665	5,004,534
Delphi Automotive PLC, Class A	52,620	4,001,225
Goodyear Tire & Rubber Co.	70,224	2,059,670
Lear Corp.	100,410	10,922,600

		21,988,029

Automobiles - 0.7%
General Motors Co.	180,000	5,403,600

Banks - 1.1%
Huntington Bancshares, Inc., Class A	625,460	6,629,876
SunTrust Banks, Inc.	46,530	1,779,307

		8,409,183

Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	37,300	2,948,565
PepsiCo, Inc.	42,590	4,016,237

		6,964,802

Biotechnology - 2.2%
Gilead Sciences, Inc.	98,345	9,656,495
United Therapeutics Corp. (A) (B)	61,170	8,027,951

		17,684,446

Capital Markets - 2.0%
Goldman Sachs Group, Inc.	45,700	7,940,832
Morgan Stanley	162,600	5,121,900
T. Rowe Price Group, Inc. (B)	39,840	2,768,880

		15,831,612

Chemicals - 1.9%
CF Industries Holdings, Inc., Class B	170,150	7,639,735
LyondellBasell Industries NV, Class A	46,260	3,856,234
Mosaic Co.	113,000	3,515,430

		15,011,399

Communications Equipment - 0.7%
Cisco Systems, Inc.	57,940	1,520,925
Juniper Networks, Inc.	160,560	4,127,998

		5,648,923

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 1.6%
Ally Financial, Inc. (A)	339,100	$ 6,910,858
Capital One Financial Corp.	78,920	5,723,278

		12,634,136

Diversified Financial Services - 13.0%
Bank of America Corp.	1,511,980	23,556,648
Citigroup, Inc.	443,750	22,014,437
JPMorgan Chase & Co.	508,270	30,989,222
McGraw-Hill Financial, Inc.	84,605	7,318,333
Moody’s Corp.	102,600	10,075,320
Voya Financial, Inc.	255,210	9,894,492

		103,848,452

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	255,801	8,333,997
Verizon Communications, Inc.	259,140	11,275,181

		19,609,178

Electric Utilities - 3.7%
American Electric Power Co., Inc.	185,800	10,564,588
Edison International	150,858	9,514,614
Entergy Corp., Class B	145,200	9,452,520

		29,531,722

Electronic Equipment, Instruments & Components - 1.3%
Flextronics International, Ltd. (A)	433,620	4,570,355
Jabil Circuit, Inc. (B)	253,305	5,666,433

		10,236,788

Energy Equipment & Services - 5.2%
Dril-Quip, Inc., Class A (A) (B)	11,300	657,886
Ensco PLC, Class A	663,829	9,346,712
Helmerich & Payne, Inc. (B)	42,022	1,985,960
Nabors Industries, Ltd.	324,000	3,061,800
National Oilwell Varco, Inc.	41,170	1,550,051
Noble Corp. PLC (B)	857,150	9,351,506
Oceaneering International, Inc. (B)	117,108	4,600,002
Oil States International, Inc. (A)	235,100	6,143,163
Rowan Cos. PLC, Class A (B)	147,900	2,388,585
Transocean, Ltd. (B)	202,259	2,613,186

		41,698,851

Food & Staples Retailing - 2.0%
Kroger Co.	276,680	9,979,848
Wal-Mart Stores, Inc.	48,100	3,118,804
Whole Foods Market, Inc.	96,930	3,067,834

		16,166,486

Food Products - 1.5%
Bunge, Ltd.	120,700	8,847,310
Cal-Maine Foods, Inc.	4,726	258,087
Ingredion, Inc.	34,150	2,981,636

		12,087,033

Health Care Providers & Services - 2.8%
Anthem, Inc.	34,419	4,818,660
Cardinal Health, Inc.	111,473	8,563,356

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	42,099	$ 7,789,578
Quest Diagnostics, Inc.	25,400	1,561,338

		22,732,932

Independent Power and Renewable Electricity Producers - 1.1%
AES Corp.	916,212	8,969,715

Insurance - 10.0%
Allstate Corp.	200,800	11,694,592
American International Group, Inc.	289,300	16,438,026
Assurant, Inc.	59,260	4,682,133
Assured Guaranty, Ltd.	218,910	5,472,750
Axis Capital Holdings, Ltd.	59,080	3,173,778
Everest RE Group, Ltd.	32,550	5,642,217
Hartford Financial Services Group, Inc.	158,320	7,247,889
Lincoln National Corp.	86,400	4,100,544
Prudential Financial, Inc.	9,680	737,713
Reinsurance Group of America, Inc., Class A	32,720	2,964,105
Travelers Cos., Inc.	131,400	13,078,242
Unum Group	153,880	4,936,470

		80,168,459

Internet Software & Services - 2.2%
eBay, Inc. (A)	380,270	9,293,799
VeriSign, Inc. (B)	119,120	8,405,107

		17,698,906

IT Services - 0.5%
Amdocs, Ltd.	74,150	4,217,652

Machinery - 0.3%
Trinity Industries, Inc. (B)	109,048	2,472,118

Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc.	224,300	9,456,488

Multiline Retail - 1.0%
Big Lots, Inc. (B)	21,841	1,046,621
Dillard’s, Inc., Class A (B)	12,392	1,082,937
Macy’s, Inc.	121,000	6,209,720

		8,339,278

Oil, Gas & Consumable Fuels - 7.6%
EOG Resources, Inc.	20,120	1,464,736
Exxon Mobil Corp.	220,924	16,425,700
Hess Corp.	15,460	773,928
Marathon Oil Corp. (B)	186,530	2,872,562
Marathon Petroleum Corp.	257,907	11,948,831
Murphy Oil Corp. (B)	49,306	1,193,205
Tesoro Corp.	116,626	11,340,712
Valero Energy Corp.	209,770	12,607,177
Western Refining, Inc.	44,377	1,957,913

		60,584,764

Paper & Forest Products - 0.8%
Domtar Corp.	45,519	1,627,304
International Paper Co.	136,200	5,146,998

		6,774,302

Personal Products - 1.3%
Herbalife, Ltd. (A) (B)	141,830	7,729,735
Nu Skin Enterprises, Inc., Class A	58,114	2,398,946

		10,128,681

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 6.8%
Johnson & Johnson	282,320	$ 26,354,572
Pfizer, Inc.	901,410	28,313,288

		54,667,860

Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	175,353	2,411,104
RLJ Lodging Trust	84,060	2,124,196

		4,535,300

Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (A)	232,264	7,432,448
Jones Lang LaSalle, Inc.	20,423	2,936,215

		10,368,663

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	549,430	16,559,820

Software - 3.7%
Aspen Technology, Inc. (A) (B)	73,984	2,804,733
Electronic Arts, Inc. (A)	14,290	968,148
FactSet Research Systems, Inc. (B)	15,430	2,465,868
Microsoft Corp.	281,150	12,443,699
Symantec Corp.	559,506	10,893,582

		29,576,030

Specialty Retail - 0.6%
Foot Locker, Inc.	67,510	4,858,695

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	87,100	9,607,130

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc., Class A	30,700	888,151
Deckers Outdoor Corp. (A) (B)	25,800	1,497,948
Michael Kors Holdings, Ltd. (A)	18,429	778,441

		3,164,540

Tobacco - 1.0%
Philip Morris International, Inc.	102,657	8,143,780

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (A)	50,281	1,922,745

Total Common Stocks (Cost $782,333,260)		793,770,999

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	47,894,635	47,894,635

Total Securities Lending Collateral (Cost $47,894,635)		47,894,635

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $3,819,062 on 10/01/2015. Collateralized by U.S. Government Obligations, 2.63% - 3.13%, due 08/15/2020 - 05/15/2021, and with a total value of $3,898,188.	$ 3,819,061	3,819,061

Total Repurchase Agreement (Cost $3,819,061)		3,819,061

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

Value
Total Investments (Cost $834,046,956) (D)	$ 845,484,695
Net Other Assets (Liabilities) - (5.5)%	(44,050,994)

Net Assets - 100.0%	$ 801,433,701

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$793,770,999	$—	$—	$793,770,999
Securities Lending Collateral	47,894,635	—	—	47,894,635
Repurchase Agreement	—	3,819,061	—	3,819,061

Total Investments	$841,665,634	$3,819,061	$—	$845,484,695

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $46,769,744. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $834,046,956. Aggregate gross unrealized appreciation and depreciation for all securities is $78,724,652 and  $67,286,913, respectively. Net unrealized appreciation for tax purposes is $11,437,739.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 3.2%
Boeing Co.	12,460	$ 1,631,637
General Dynamics Corp.	31,140	4,295,763
Northrop Grumman Corp.	25,280	4,195,216

		10,122,616

Air Freight & Logistics - 1.1%
FedEx Corp.	23,704	3,412,902

Airlines - 5.0%
Alaska Air Group, Inc.	25,457	2,022,559
American Airlines Group, Inc.	51,800	2,011,394
Delta Air Lines, Inc.	94,119	4,223,120
Southwest Airlines Co.	104,000	3,956,160
United Continental Holdings, Inc. (A)	63,486	3,367,932

		15,581,165

Auto Components - 3.2%
Delphi Automotive PLC, Class A	53,690	4,082,588
Goodyear Tire & Rubber Co.	128,070	3,756,293
Magna International, Inc., Class A	45,550	2,186,855

		10,025,736

Automobiles - 1.4%
General Motors Co.	146,300	4,391,926

Banks - 1.2%
Huntington Bancshares, Inc., Class A	361,500	3,831,900

Beverages - 2.6%
Dr. Pepper Snapple Group, Inc.	48,800	3,857,640
PepsiCo, Inc.	46,980	4,430,214

		8,287,854

Biotechnology - 2.9%
Amgen, Inc.	13,946	1,929,011
Biogen, Inc. (A)	4,713	1,375,300
Gilead Sciences, Inc.	60,210	5,912,020

		9,216,331

Chemicals - 2.4%
CF Industries Holdings, Inc., Class B	63,500	2,851,150
LyondellBasell Industries NV, Class A	39,990	3,333,566
Mosaic Co.	39,100	1,216,401

		7,401,117

Communications Equipment - 1.8%
Cisco Systems, Inc.	59,740	1,568,175
F5 Networks, Inc., Class B (A)	4,510	522,258
Juniper Networks, Inc.	139,520	3,587,059

		5,677,492

Diversified Financial Services - 7.9%
Bank of America Corp.	402,340	6,268,457
Citigroup, Inc.	122,060	6,055,397
JPMorgan Chase & Co.	127,650	7,782,820
Moody’s Corp.	16,130	1,583,966
Voya Financial, Inc.	80,600	3,124,862

		24,815,502

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	13,750	$ 447,975
Verizon Communications, Inc.	158,650	6,902,862

		7,350,837

Electric Utilities - 1.6%
American Electric Power Co., Inc.	7,730	439,528
Edison International	45,506	2,870,063
Entergy Corp., Class B	22,000	1,432,200
Exelon Corp.	7,400	219,780

		4,961,571

Energy Equipment & Services - 2.6%
Ensco PLC, Class A	238,471	3,357,672
Helmerich & Payne, Inc. (B)	51,251	2,422,122
Noble Corp. PLC (B)	188,030	2,051,407
Transocean, Ltd. (B)	25,383	327,949

		8,159,150

Food & Staples Retailing - 3.5%
CVS Health Corp.	37,100	3,579,408
Kroger Co.	117,310	4,231,372
Whole Foods Market, Inc.	94,600	2,994,090

		10,804,870

Food Products - 0.9%
Bunge, Ltd.	37,900	2,778,070

Health Care Providers & Services - 5.1%
Aetna, Inc.	38,346	4,195,436
Anthem, Inc.	6,500	910,000
Cardinal Health, Inc.	48,440	3,721,161
HCA Holdings, Inc. (A)	24,900	1,926,264
McKesson Corp.	21,120	3,907,833
Quest Diagnostics, Inc.	23,500	1,444,545

		16,105,239

Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	55,500	3,803,970
Wyndham Worldwide Corp.	43,800	3,149,220

		6,953,190

Household Durables - 0.7%
Whirlpool Corp.	13,937	2,052,363

Independent Power and Renewable Electricity Producers - 1.1%
AES Corp.	343,698	3,364,803

Insurance - 5.6%
Allstate Corp.	63,900	3,721,536
American International Group, Inc.	86,830	4,933,681
Assurant, Inc.	22,300	1,761,923
Hartford Financial Services Group, Inc.	54,190	2,480,818
Lincoln National Corp.	16,070	762,682
Travelers Cos., Inc.	39,900	3,971,247

		17,631,887

Internet Software & Services - 2.3%
eBay, Inc. (A)	155,210	3,793,332
VeriSign, Inc. (A) (B)	47,910	3,380,530

		7,173,862

IT Services - 0.9%
Xerox Corp.	284,900	2,772,077

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	20,930	$ 882,409

Multiline Retail - 1.1%
Macy’s, Inc.	64,600	3,315,272

Oil, Gas & Consumable Fuels - 4.3%
Marathon Oil Corp.	36,400	560,560
Marathon Petroleum Corp.	82,670	3,830,101
Murphy Oil Corp. (B)	45,040	1,089,968
Tesoro Corp.	39,313	3,822,796
Valero Energy Corp.	67,960	4,084,396

		13,387,821

Paper & Forest Products - 0.4%
International Paper Co.	35,300	1,333,987

Pharmaceuticals - 6.6%
Johnson & Johnson	88,420	8,254,007
Merck & Co., Inc.	108,840	5,375,608
Pfizer, Inc.	225,410	7,080,128

		20,709,743

Professional Services - 0.3%
Robert Half International, Inc.	19,500	997,620

Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (A)	94,372	3,019,904

Road & Rail - 0.6%
Ryder System, Inc., Class A (B)	27,010	1,999,820

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	212,233	6,396,703
Micron Technology, Inc. (A) (B)	103,300	1,547,434

		7,944,137

Software - 7.4%
CA, Inc. (B)	136,900	3,737,370
Citrix Systems, Inc. (A)	55,190	3,823,563
Electronic Arts, Inc. (A)	60,690	4,111,748
Microsoft Corp.	170,520	7,547,215
Oracle Corp.	7,760	280,291
Symantec Corp.	190,840	3,715,655

		23,215,842

Specialty Retail - 2.7%
Bed Bath & Beyond, Inc. (A) (B)	60,554	3,452,789
Best Buy Co., Inc.	98,414	3,653,128
GameStop Corp., Class A (B)	6,654	274,211
Lowe’s Cos., Inc.	15,510	1,068,949

		8,449,077

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	138,712	15,299,934
Hewlett-Packard Co.	65,230	1,670,540
Western Digital Corp.	7,020	557,669

		17,528,143

Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc., Class A	63,020	1,823,168
Michael Kors Holdings, Ltd. (A)	83,732	3,536,840

		5,360,008

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 2.9%
Altria Group, Inc.	75,810	$ 4,124,064
Philip Morris International, Inc.	61,228	4,857,217

		8,981,281

Total Common Stocks (Cost $297,617,953)		309,997,524

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	14,172,299	14,172,299

Total Securities Lending Collateral (Cost $14,172,299)		14,172,299

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $2,693,321 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $2,747,456.	$ 2,693,321	2,693,321

Total Repurchase Agreement (Cost $2,693,321)		2,693,321

Total Investments (Cost $314,483,573) (D)		326,863,144
Net Other Assets (Liabilities) - (4.3)%		(13,470,884)

Net Assets - 100.0%		$ 313,392,260

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$309,997,524	$—	$—	$309,997,524
Securities Lending Collateral	14,172,299	—	—	14,172,299
Repurchase Agreement	—	2,693,321	—	2,693,321

Total Investments	$324,169,823	$2,693,321	$—	$326,863,144

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $13,836,913. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $314,483,573. Aggregate gross unrealized appreciation and depreciation for all securities is $35,784,912 and $23,405,341, respectively. Net unrealized appreciation for tax purposes is $12,379,571.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.9%
Boeing Co.	61,166	$ 8,009,688
Honeywell International, Inc.	62,031	5,873,715
TransDigm Group, Inc. (A) (B)	13,180	2,799,564

		16,682,967

Airlines - 0.3%
United Continental Holdings, Inc. (B)	42,440	2,251,442

Automobiles - 0.7%
Tesla Motors, Inc. (A) (B)	24,842	6,170,753

Beverages - 1.1%
Monster Beverage Corp. (B)	72,325	9,774,001

Biotechnology - 6.5%
Alexion Pharmaceuticals, Inc. (B)	42,178	6,596,217
Alkermes PLC (B)	43,693	2,563,468
Biogen, Inc. (B)	39,554	11,542,253
Celgene Corp. (B)	113,826	12,312,559
Gilead Sciences, Inc.	76,726	7,533,726
Incyte Corp. (B)	45,779	5,050,797
Regeneron Pharmaceuticals, Inc., Class A (B)	23,642	10,996,840
Vertex Pharmaceuticals, Inc. (B)	11,765	1,225,207

		57,821,067

Capital Markets - 1.8%
Ameriprise Financial, Inc.	54,249	5,920,193
BlackRock, Inc., Class A	18,530	5,512,119
Morgan Stanley	134,009	4,221,284

		15,653,596

Chemicals - 1.5%
Dow Chemical Co.	45,157	1,914,657
Monsanto Co.	41,287	3,523,433
Sherwin-Williams Co.	19,003	4,233,488
Valspar Corp. (A)	55,597	3,996,312

		13,667,890

Communications Equipment - 1.0%
Cisco Systems, Inc.	151,897	3,987,296
NetScout Systems, Inc. (B)	69,230	2,448,665
Palo Alto Networks, Inc. (B)	12,054	2,073,288

		8,509,249

Consumer Finance - 0.2%
Springleaf Holdings, Inc., Class A (B)	51,150	2,236,278

Containers & Packaging - 0.5%
Crown Holdings, Inc. (B)	103,668	4,742,811

Diversified Financial Services - 1.5%
Citigroup, Inc.	83,846	4,159,600
McGraw-Hill Financial, Inc.	101,745	8,800,943

		12,960,543

Electrical Equipment - 0.3%
Eaton Corp. PLC	49,530	2,540,889

Energy Equipment & Services - 0.8%
Halliburton Co.	131,911	4,663,054
Schlumberger, Ltd.	38,067	2,625,481

		7,288,535

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	110,471	$ 15,970,793
CVS Health Corp.	84,353	8,138,377
Kroger Co.	153,973	5,553,806
Walgreens Boots Alliance, Inc.	68,323	5,677,641

		35,340,617

Food Products - 0.9%
Mondelez International, Inc., Class A	185,325	7,759,558

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	177,388	7,134,546
Zimmer Biomet Holdings, Inc., Class A	25,754	2,419,073

		9,553,619

Health Care Providers & Services - 2.3%
Aetna, Inc.	45,547	4,983,297
Envision Healthcare Holdings, Inc. (B)	81,592	3,001,770
McKesson Corp.	25,138	4,651,284
UnitedHealth Group, Inc.	68,630	7,961,766

		20,598,117

Health Care Technology - 0.5%
Cerner Corp. (B)	80,367	4,818,805

Hotels, Restaurants & Leisure - 5.5%
Chipotle Mexican Grill, Inc., Class A (B)	18,204	13,111,431
Hilton Worldwide Holdings, Inc.	263,170	6,037,120
Marriott International, Inc., Class A (A)	93,130	6,351,466
Starbucks Corp.	361,574	20,551,866
Wynn Resorts, Ltd. (A)	43,607	2,316,404

		48,368,287

Household Products - 0.7%
Colgate-Palmolive Co.	102,893	6,529,590

Insurance - 0.6%
Prudential Financial, Inc.	64,900	4,946,029

Internet & Catalog Retail - 6.2%
Amazon.com, Inc. (B)	63,944	32,732,294
JD.com, Inc., ADR (B)	82,672	2,154,432
Netflix, Inc. (B)	110,057	11,364,486
Priceline Group, Inc. (B)	6,747	8,345,095

		54,596,307

Internet Software & Services - 10.8%
Akamai Technologies, Inc. (B)	52,910	3,653,965
Alibaba Group Holding, Ltd., ADR (B)	51,416	3,032,001
Alphabet, Inc., Class A (B)	35,142	22,433,599
Alphabet, Inc., Class C	31,866	19,387,912
Facebook, Inc., Class A (B)	312,465	28,090,603
LinkedIn Corp., Class A (B)	38,917	7,399,289
Tencent Holdings, Ltd.	468,317	7,906,439
Zillow Group, Inc., Class A (A) (B)	37,930	1,089,729
Zillow Group, Inc., Class C (A) (B)	75,860	2,048,220

		95,041,757

IT Services - 7.5%
Accenture PLC, Class A	62,484	6,139,678
Alliance Data Systems Corp. (B)	7,300	1,890,554

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Automatic Data Processing, Inc.	56,821	$ 4,566,135
Cognizant Technology Solutions Corp., Class A (B)	74,252	4,648,918
FleetCor Technologies, Inc. (B)	38,554	5,305,801
Genpact, Ltd. (B)	136,601	3,225,150
Jack Henry & Associates, Inc.	49,859	3,470,685
Mastercard, Inc., Class A	254,683	22,952,032
Visa, Inc., Class A (A)	197,230	13,739,042

		65,937,995

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (B)	39,976	7,028,580

Machinery - 1.1%
Illinois Tool Works, Inc., Class A	63,215	5,203,226
Middleby Corp. (B)	44,236	4,653,185

		9,856,411

Media - 2.8%
Comcast Corp., Class A	80,090	4,555,519
Time Warner, Inc.	74,142	5,097,263
Twenty-First Century Fox, Inc., Class A	201,831	5,445,400
Walt Disney Co.	97,726	9,987,597

		25,085,779

Multiline Retail - 1.1%
Dollar General Corp.	74,489	5,395,983
Dollar Tree, Inc. (B)	66,919	4,460,821

		9,856,804

Oil, Gas & Consumable Fuels - 0.5%
Concho Resources, Inc. (B)	41,750	4,104,025

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	87,266	7,040,621

Pharmaceuticals - 6.0%
Allergan PLC (B)	65,924	17,918,802
Bristol-Myers Squibb Co.	272,269	16,118,325
Merck & Co., Inc.	71,392	3,526,051
Novo Nordisk A/S, ADR	132,704	7,197,865
Shire PLC, Class B, ADR	38,454	7,891,914

		52,652,957

Professional Services - 1.4%
Equifax, Inc.	43,740	4,250,653
Nielsen Holdings PLC	99,566	4,427,700
Verisk Analytics, Inc., Class A (B)	52,240	3,861,059

		12,539,412

Real Estate Investment Trusts - 0.6%
American Tower Corp., Class A	59,927	5,272,377

Road & Rail - 1.0%
Canadian Pacific Railway, Ltd.	12,060	1,731,454
Hertz Global Holdings, Inc. (B)	240,362	4,021,256
JB Hunt Transport Services, Inc.	47,510	3,392,214

		9,144,924

Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC, ADR (A)	101,115	4,373,224
Avago Technologies, Ltd., Class A (A)	37,510	4,689,125
NXP Semiconductors NV (B)	50,518	4,398,602

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	26,636	$ 2,243,018
SunPower Corp., Class A (A) (B)	39,160	784,766

		16,488,735

Software - 7.1%
Activision Blizzard, Inc. (A)	131,099	4,049,648
Adobe Systems, Inc. (B)	105,889	8,706,194
FireEye, Inc. (A) (B)	63,631	2,024,738
Intuit, Inc.	34,500	3,061,875
Microsoft Corp.	322,476	14,272,788
Red Hat, Inc. (B)	92,648	6,659,538
salesforce.com, Inc. (B)	182,197	12,649,938
Splunk, Inc. (A) (B)	78,265	4,331,968
VMware, Inc., Class A (B)	34,195	2,694,224
Workday, Inc., Class A (A) (B)	66,398	4,572,166

		63,023,077

Specialty Retail - 6.7%
Advance Auto Parts, Inc.	37,507	7,108,702
Industria de Diseno Textil SA	247,711	8,306,111
Lowe’s Cos., Inc.	137,731	9,492,421
Michaels Cos., Inc. (B)	192,310	4,442,361
O’Reilly Automotive, Inc. (B)	27,808	6,952,000
Ross Stores, Inc.	147,166	7,133,136
Tiffany & Co.	46,175	3,565,633
TJX Cos., Inc.	175,572	12,539,352

		59,539,716

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	457,415	50,452,874

Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc., Class B	115,792	14,238,943
PVH Corp. (A)	21,731	2,215,258
Under Armour, Inc., Class A (A) (B)	76,204	7,375,023

		23,829,224

Tobacco - 1.0%
Altria Group, Inc.	159,677	8,686,429

Total Common Stocks (Cost $719,162,368)		878,392,647

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	68,624,908	68,624,908

Total Securities Lending Collateral (Cost $68,624,908)		68,624,908

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $1,431,988 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $1,462,451.	$ 1,431,987	1,431,987

Total Repurchase Agreement (Cost $1,431,987)		1,431,987

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

Value
Total Investments (Cost $789,219,263) (D)	$ 948,449,542
Net Other Assets (Liabilities) - (7.4)%	(65,139,299)

Net Assets - 100.0%	$ 883,310,243

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$862,180,097	$16,212,550	$—	$878,392,647
Securities Lending Collateral	68,624,908	—	—	68,624,908
Repurchase Agreement	—	1,431,987	—	1,431,987

Total Investments	$930,805,005	$17,644,537	$—	$948,449,542

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $67,120,243. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $789,219,263. Aggregate gross unrealized appreciation and depreciation for all securities is $193,981,305 and  $34,751,026, respectively. Net unrealized appreciation for tax purposes is $159,230,279.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 0.8%
BWX Technologies, Inc.	232,700	$ 6,133,972

Airlines - 0.8%
Alaska Air Group, Inc.	24,700	1,962,415
Copa Holdings SA, Class A (A)	108,200	4,536,826

		6,499,241

Banks - 4.9%
CIT Group, Inc.	169,700	6,793,091
Citizens Financial Group, Inc.	130,034	3,102,611
City National Corp.	36,457	3,210,403
Fifth Third Bancorp	310,162	5,865,164
First Republic Bank, Class A	106,929	6,711,933
Huntington Bancshares, Inc., Class A	137,760	1,460,256
M&T Bank Corp. (A)	46,068	5,617,993
SunTrust Banks, Inc.	138,385	5,291,842
Zions Bancorporation (A)	42,640	1,174,306

		39,227,599

Beverages - 0.9%
Constellation Brands, Inc., Class A	28,450	3,562,224
Dr. Pepper Snapple Group, Inc.	50,178	3,966,571

		7,528,795

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	68,721	3,262,186

Capital Markets - 2.2%
Ameriprise Financial, Inc.	45,211	4,933,876
Invesco, Ltd.	108,085	3,375,495
Legg Mason, Inc.	47,279	1,967,279
Northern Trust Corp.	38,043	2,593,011
T. Rowe Price Group, Inc.	63,572	4,418,254

		17,287,915

Chemicals - 1.1%
Airgas, Inc.	48,676	4,348,227
Albemarle Corp.	43,714	1,927,788
Sherwin-Williams Co.	11,626	2,590,040

		8,866,055

Commercial Services & Supplies - 0.9%
ADT Corp. (A)	245,900	7,352,410

Communications Equipment - 1.6%
ARRIS Group, Inc. (B)	170,600	4,430,482
CommScope Holding Co., Inc. (B)	69,312	2,081,439
EchoStar Corp., Class A (B)	145,424	6,257,595

		12,769,516

Consumer Finance - 0.8%
Ally Financial, Inc. (B)	137,604	2,804,369
Navient Corp.	345,500	3,883,420

		6,687,789

Containers & Packaging - 2.9%
Ball Corp.	48,639	3,025,346
Bemis Co., Inc.	128,400	5,080,788
Rexam, PLC, ADR (A)	150,688	5,944,641

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.	92,621	$ 4,819,997
WestRock Co.	77,868	4,005,530

		22,876,302

Distributors - 0.4%
Genuine Parts Co.	43,208	3,581,511

Diversified Consumer Services - 0.8%
H&R Block, Inc.	169,300	6,128,660

Electric Utilities - 4.8%
Edison International	60,017	3,785,272
PPL Corp.	433,600	14,261,104
Westar Energy, Inc., Class A	221,738	8,523,609
Xcel Energy, Inc.	328,815	11,643,339

		38,213,324

Electrical Equipment - 1.5%
AMETEK, Inc., Class A	69,327	3,627,189
Babcock & Wilcox Enterprises, Inc. (B)	113,700	1,910,160
Hubbell, Inc., Class B	45,757	3,887,057
Regal Beloit Corp.	42,235	2,384,166

		11,808,572

Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	74,190	3,780,722
Arrow Electronics, Inc. (B)	111,520	6,164,826
CDW Corp.	50,100	2,047,086

		11,992,634

Energy Equipment & Services - 0.5%
Nabors Industries, Ltd.	431,300	4,075,785

Food & Staples Retailing - 2.3%
Kroger Co.	153,369	5,532,020
Rite Aid Corp. (B)	451,113	2,738,256
Sysco Corp. (A)	173,400	6,757,398
Whole Foods Market, Inc.	101,000	3,196,650

		18,224,324

Food Products - 2.2%
ConAgra Foods, Inc.	103,100	4,176,581
Hershey Co.	38,812	3,566,047
Kellogg Co.	120,600	8,025,930
McCormick & Co., Inc. (A)	26,700	2,194,206

		17,962,764

Gas Utilities - 1.0%
National Fuel Gas Co. (A)	50,557	2,526,839
Questar Corp.	266,517	5,173,095

		7,699,934

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp., Class A	46,891	4,454,176
Brookdale Senior Living, Inc., Class A (A) (B)	97,068	2,228,681
Cardinal Health, Inc.	51,600	3,963,912
Cigna Corp.	34,636	4,676,553
Henry Schein, Inc. (B)	19,346	2,567,601
Humana, Inc., Class A	28,154	5,039,566
Laboratory Corp. of America Holdings (B)	67,300	7,300,031
MEDNAX, Inc. (B)	38,700	2,971,773
Universal Health Services, Inc., Class B	17,082	2,132,005

		35,334,298

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., Class A (A)	42,111	$ 2,871,970
Starwood Hotels & Resorts Worldwide, Inc.	32,629	2,169,176

		5,041,146

Household Durables - 1.4%
Jarden Corp. (B)	86,517	4,228,951
Mohawk Industries, Inc. (B)	36,832	6,695,689

		10,924,640

Household Products - 0.2%
Energizer Holdings, Inc.	41,126	1,591,987

Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp. (B)	331,855	3,351,735

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	50,291	4,394,428

Insurance - 11.1%
Alleghany Corp. (B)	26,948	12,614,628
Allstate Corp.	179,200	10,436,608
Assured Guaranty, Ltd.	201,900	5,047,500
Chubb Corp., Class A	32,384	3,971,898
Fairfax Financial Holdings, Ltd.	18,900	8,610,462
FNF Group	72,900	2,585,763
Hartford Financial Services Group, Inc.	109,642	5,019,411
Loews Corp.	419,531	15,161,850
Marsh & McLennan Cos., Inc.	98,786	5,158,605
Old Republic International Corp.	79,324	1,240,627
Progressive Corp.	320,095	9,807,711
Unum Group	111,290	3,570,183
WR Berkley Corp.	30,681	1,668,126
XL Group PLC, Class A	119,390	4,336,245

		89,229,617

Internet & Catalog Retail - 0.7%
Expedia, Inc.	48,362	5,691,240

IT Services - 4.1%
Amdocs, Ltd.	105,800	6,017,904
Computer Sciences Corp.	99,900	6,131,862
DST Systems, Inc.	20,200	2,123,828
Jack Henry & Associates, Inc.	101,364	7,055,948
Total System Services, Inc.	129,500	5,883,185
Western Union Co. (A)	301,600	5,537,376

		32,750,103

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc., Class A (B)	45,444	6,103,584

Machinery - 1.1%
IDEX Corp.	58,459	4,168,127
Rexnord Corp. (B)	92,401	1,568,969
Snap-on, Inc.	23,100	3,486,714

		9,223,810

Media - 6.3%
AMC Networks, Inc., Class A (B)	41,200	3,014,604
CBS Corp., Class B	49,901	1,991,050
Discovery Communications, Inc., Class C (B)	343,800	8,350,902
DISH Network Corp., Class A (B)	67,636	3,945,884
Liberty Media Corp., Class C (B)	196,000	6,754,160
MSG Networks, Inc. (B)	86,400	6,232,896
News Corp., Class B (A)	660,300	8,465,046

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Shaw Communications, Inc., Class B (A)	368,000	$ 7,139,200
TEGNA, Inc.	122,361	2,739,663
Time, Inc.	92,110	1,754,695

		50,388,100

Multi-Utilities - 6.3%
Alliant Energy Corp.	185,500	10,849,895
CenterPoint Energy, Inc.	279,981	5,050,857
CMS Energy Corp. (A)	433,518	15,311,856
SCANA Corp.	61,400	3,454,364
Sempra Energy	25,547	2,470,906
WEC Energy Group, Inc.	248,617	12,982,780

		50,120,658

Multiline Retail - 1.1%
Kohl’s Corp.	114,575	5,305,968
Nordstrom, Inc.	47,569	3,411,173

		8,717,141

Oil, Gas & Consumable Fuels - 3.3%
Chesapeake Energy Corp. (A)	368,400	2,700,372
Columbia Pipeline Group, Inc.	207,770	3,800,113
Energen Corp.	129,540	6,458,864
EQT Corp.	85,565	5,542,045
Marathon Petroleum Corp.	43,300	2,006,089
PBF Energy, Inc., Class A	65,977	1,862,531
Southwestern Energy Co. (B)	187,239	2,376,063
Valero Energy Corp.	32,100	1,929,210

		26,675,287

Personal Products - 0.3%
Edgewell Personal Care Co.	33,791	2,757,346

Professional Services - 0.5%
Equifax, Inc.	42,704	4,149,975

Real Estate Investment Trusts - 6.8%
American Campus Communities, Inc.	69,547	2,520,383
American Homes 4 Rent, Class A	67,463	1,084,805
Annaly Capital Management, Inc.	1,260,700	12,443,109
AvalonBay Communities, Inc.	27,037	4,726,608
Boston Properties, Inc.	21,585	2,555,664
Brixmor Property Group, Inc.	140,705	3,303,753
Equinix, Inc.	15,854	4,334,484
General Growth Properties, Inc.	136,512	3,545,217
HCP, Inc.	53,437	1,990,528
Kimco Realty Corp.	179,648	4,388,801
Outfront Media, Inc.	86,261	1,794,229
Rayonier, Inc. (A)	100,031	2,207,684
Regency Centers Corp.	40,529	2,518,877
Vornado Realty Trust, Class A	45,384	4,103,621
Weyerhaeuser Co.	105,366	2,880,707

		54,398,470

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc., Class A	66,741	3,764,860
KLA-Tencor Corp.	37,373	1,868,650
Micron Technology, Inc. (B)	330,300	4,947,894
NVIDIA Corp.	227,900	5,617,735
Xilinx, Inc.	109,085	4,625,204

		20,824,343

Software - 2.3%
CA, Inc.	188,700	5,151,510

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Citrix Systems, Inc. (B)	45,600	$ 3,159,168
Synopsys, Inc. (B)	218,689	10,099,058

		18,409,736

Specialty Retail - 3.9%
Abercrombie & Fitch Co., Class A (A)	185,000	3,920,150
AutoZone, Inc. (B)	7,090	5,131,954
Bed Bath & Beyond, Inc. (A) (B)	159,094	9,071,540
Best Buy Co., Inc. (A)	135,741	5,038,706
Gap, Inc., Class A (A)	132,408	3,773,628
Tiffany & Co.	53,081	4,098,915

		31,034,893

Technology Hardware, Storage & Peripherals - 1.7%
NetApp, Inc.	241,000	7,133,600
Western Digital Corp.	79,000	6,275,760

		13,409,360

Textiles, Apparel & Luxury Goods - 1.6%
Fossil Group, Inc. (A) (B)	84,400	4,716,272
Michael Kors Holdings, Ltd. (B)	73,100	3,087,744
PVH Corp.	33,407	3,405,509
VF Corp.	28,318	1,931,571

		13,141,096

Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	172,150	1,750,766
Ocwen Financial Corp., Class B (A) (B)	308,151	2,067,693

		3,818,459

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A (A)	65,309	3,985,808

Water Utilities - 1.1%
American Water Works Co., Inc.	166,100	9,148,788

Total Common Stocks (Cost $711,592,395)		772,795,336

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	86,626,986	86,626,986

Total Securities Lending Collateral (Cost $86,626,986)		86,626,986

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $23,914,998 on 10/01/2015. Collateralized by U.S. Government Obligations, 1.88% - 3.13%, due 06/30/2020 - 05/15/2021, and with a total value of $24,395,428.	$ 23,914,991	23,914,991

Total Repurchase Agreement (Cost $23,914,991)		23,914,991

Total Investments (Cost $822,134,372) (D)		883,337,313
Net Other Assets (Liabilities) - (10.2)%		(82,112,510)

Net Assets - 100.0%		$ 801,224,803

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$772,795,336	$—	$—	$772,795,336
Securities Lending Collateral	86,626,986	—	—	86,626,986
Repurchase Agreement	—	23,914,991	—	23,914,991

Total Investments	$859,422,322	$23,914,991	$—	$883,337,313

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $84,517,852. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $822,134,372. Aggregate gross unrealized appreciation and depreciation for all securities is $117,041,334 and $55,838,393, respectively. Net unrealized appreciation for tax purposes is $61,202,941.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Aerospace & Defense - 2.3%
Spirit Aerosystems Holdings, Inc., Class A (A)	52,756	$ 2,550,225

Airlines - 2.0%
JetBlue Airways Corp. (A)	84,437	2,175,942

Auto Components - 2.8%
BorgWarner, Inc.	75,309	3,132,101

Banks - 7.8%
CIT Group, Inc.	65,576	2,625,007
Comerica, Inc., Class A	64,489	2,650,498
First Republic Bank, Class A	52,110	3,270,945

		8,546,450

Chemicals - 4.0%
Methanex Corp.	60,052	1,991,324
RPM International, Inc.	58,883	2,466,609

		4,457,933

Communications Equipment - 3.1%
F5 Networks, Inc., Class B (A) (B)	29,519	3,418,300

Construction Materials - 2.8%
Eagle Materials, Inc.	45,197	3,092,379

Diversified Consumer Services - 1.7%
ServiceMaster Global Holdings, Inc. (A)	55,458	1,860,616

Food & Staples Retailing - 2.1%
Rite Aid Corp. (A)	383,281	2,326,516

Food Products - 2.0%
WhiteWave Foods Co., Class A (A)	55,582	2,231,617

Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (A) (B)	50,358	2,858,320

Health Care Providers & Services - 6.7%
Cardinal Health, Inc.	26,080	2,003,466
Laboratory Corp. of America Holdings (A)	22,705	2,462,811
Universal Health Services, Inc., Class B	23,109	2,884,234

		7,350,511

Hotels, Restaurants & Leisure - 2.0%
Wyndham Worldwide Corp. (B)	31,096	2,235,802

Household Durables - 4.0%
Mohawk Industries, Inc. (A)	14,654	2,663,951
Whirlpool Corp.	11,487	1,691,575

		4,355,526

Insurance - 3.5%
Hartford Financial Services Group, Inc.	84,870	3,885,349

Internet Software & Services - 2.8%
IAC/InterActiveCorp (B)	47,594	3,106,460

IT Services - 2.5%
Sabre Corp.	102,234	2,778,720

Life Sciences Tools & Services - 1.7%
Bio-Techne Corp.	20,761	1,919,562

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.5%
WABCO Holdings, Inc. (A)	25,857	$ 2,710,589

Media - 2.6%
Starz, Class A (A) (B)	77,916	2,909,384

Oil, Gas & Consumable Fuels - 3.6%
EQT Corp. (B)	61,463	3,980,959

Pharmaceuticals - 1.6%
Mylan NV (A)	44,336	1,784,967

Professional Services - 3.6%
Equifax, Inc.	40,897	3,974,371

Road & Rail - 4.8%
Old Dominion Freight Line, Inc. (A) (B)	45,607	2,782,027
Ryder System, Inc., Class A (B)	33,457	2,477,156

		5,259,183

Semiconductors & Semiconductor Equipment - 6.5%
Broadcom Corp., Class A	71,119	3,657,650
KLA-Tencor Corp.	71,144	3,557,200

		7,214,850

Software - 2.8%
Fortinet, Inc. (A) (B)	73,329	3,115,016

Specialty Retail - 9.2%
Foot Locker, Inc.	51,297	3,691,845
Signet Jewelers, Ltd.	27,027	3,679,186
Ulta Salon Cosmetics & Fragrance, Inc. (A)	16,769	2,739,216

		10,110,247

Textiles, Apparel & Luxury Goods - 3.2%
Gildan Activewear, Inc., Class A	116,920	3,526,307

Trading Companies & Distributors - 3.4%
Air Lease Corp., Class A (B)	121,637	3,761,016

Total Common Stocks (Cost $109,080,833)		110,629,218

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	11,648,484	11,648,484

Total Securities Lending Collateral (Cost $11,648,484)		11,648,484

Total Investments (Cost $120,729,317) (D)		122,277,702
Net Other Assets (Liabilities) - (10.8)%		(11,878,711)

Net Assets - 100.0%		$ 110,398,991

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$110,629,218	$—	$—	$110,629,218
Securities Lending Collateral	11,648,484	—	—	11,648,484

Total Investments	$122,277,702	$—	$—	$122,277,702

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $11,385,904. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $120,729,317. Aggregate gross unrealized appreciation and depreciation for all securities is $10,590,111 and $9,041,726, respectively. Net unrealized appreciation for tax purposes is $1,548,385.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Aerospace & Defense - 1.5%
Cubic Corp.	25,336	$ 1,062,592

Airlines - 1.4%
Hawaiian Holdings, Inc. (A)	39,900	984,732

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (A)	42,300	843,462
Horizon Global Corp. (A)	526	4,639

		848,101

Banks - 19.3%
Ameris Bancorp	15,371	441,916
Banc of California, Inc.	73,200	898,164
Banner Corp.	4,911	234,598
CenterState Banks, Inc.	13,488	198,274
First Busey Corp.	33,268	661,035
First Midwest Bancorp, Inc.	69,994	1,227,695
First Niagara Financial Group, Inc.	39,110	399,313
Flushing Financial Corp., Class A	35,233	705,365
Glacier Bancorp, Inc.	20,761	547,883
Great Southern Bancorp, Inc.	3,625	156,962
Great Western Bancorp, Inc.	30,148	764,855
Hancock Holding Co.	26,259	710,306
International Bancshares Corp.	55,100	1,379,153
Investors Bancorp, Inc.	92,400	1,140,216
MB Financial, Inc.	28,769	939,020
Southwest Bancorp, Inc.	1,584	25,993
Trico Bancshares	10,172	249,926
TriState Capital Holdings, Inc. (A)	12,297	153,344
Triumph Bancorp, Inc. (A)	4,152	69,754
Webster Financial Corp.	46,000	1,638,980
Wintrust Financial Corp.	15,260	815,342

		13,358,094

Biotechnology - 0.9%
AMAG Pharmaceuticals, Inc. (A)	16,200	643,626

Building Products - 0.2%
Griffon Corp.	9,300	146,661

Capital Markets - 0.3%
Oppenheimer Holdings, Inc., Class A	5,280	105,653
Solar Capital, Ltd.	6,830	108,050

		213,703

Chemicals - 0.1%
Innospec, Inc.	1,109	51,580

Commercial Services & Supplies - 7.3%
Deluxe Corp.	22,400	1,248,576
Essendant, Inc.	20,322	659,043
G&K Services, Inc., Class A	15,852	1,056,060
Matthews International Corp., Class A	13,336	653,064
Multi-Color Corp.	9,166	701,107
SP Plus Corp. (A)	32,319	748,185

		5,066,035

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 3.0%
Ciena Corp. (A)	44,700	$ 926,184
Ixia (A)	78,200	1,133,118

		2,059,302

Construction & Engineering - 1.5%
EMCOR Group, Inc.	15,995	707,779
Primoris Services Corp. (B)	19,467	348,654

		1,056,433

Containers & Packaging - 0.0% (C)
Greif, Inc., Class A	671	21,412

Diversified Financial Services - 0.8%
Gain Capital Holdings, Inc., Class A	73,800	537,264

Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises, Inc. (A)	9,103	152,930
Thermon Group Holdings, Inc. (A)	3,414	70,158

		223,088

Electronic Equipment, Instruments & Components - 3.0%
Belden, Inc.	14,630	683,075
Coherent, Inc.	7,198	393,730
CTS Corp.	24,580	454,976
ScanSource, Inc. (A)	15,467	548,460

		2,080,241

Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc.	28,900	428,009
Era Group, Inc. (A)	14,535	217,589
Hornbeck Offshore Services, Inc. (A)	32,000	432,960
SEACOR Holdings, Inc. (B)	6,892	412,211
Tesco Corp., Class B (B)	28,201	201,355

		1,692,124

Food & Staples Retailing - 0.4%
Ingles Markets, Inc., Class A	5,464	261,343

Gas Utilities - 1.6%
Laclede Group, Inc. (B)	705	38,444
ONE Gas, Inc.	6,710	304,164
Southwest Gas Corp.	8,847	515,957
WGL Holdings, Inc.	3,985	229,815

		1,088,380

Health Care Equipment & Supplies - 0.7%
Merit Medical Systems, Inc. (A)	20,208	483,173

Health Care Providers & Services - 1.7%
Corvel Corp. (A)	10,760	347,548
HealthSouth Corp.	21,500	824,955

		1,172,503

Health Care Technology - 0.3%
MedAssets, Inc. (A)	11,695	234,602

Hotels, Restaurants & Leisure - 1.2%
Jack in the Box, Inc.	10,600	816,624

Household Durables - 1.7%
Taylor Morrison Home Corp., Class A (A)	32,381	604,230
WCI Communities, Inc. (A)	23,753	537,530

		1,141,760

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.4%
Central Garden & Pet Co., Class A (A)	15,471	$ 249,238

Insurance - 5.5%
American Equity Investment Life Holding Co.	45,600	1,062,936
AMERISAFE, Inc.	12,040	598,749
Employers Holdings, Inc.	5,189	115,663
Primerica, Inc. (B)	20,399	919,383
Selective Insurance Group, Inc.	15,088	468,633
Stewart Information Services Corp.	15,132	619,050

		3,784,414

Internet & Catalog Retail - 0.3%
1-800-Flowers.com, Inc., Class A (A)	21,170	192,647

Internet Software & Services - 1.3%
j2 Global, Inc.	12,922	915,524

IT Services - 2.3%
Convergys Corp.	17,836	412,190
Forrester Research, Inc.	21,906	688,725
NeuStar, Inc., Class A (A)	17,286	470,352

		1,571,267

Leisure Products - 0.3%
Nautilus, Inc., Class A (A)	15,186	227,790

Life Sciences Tools & Services - 1.0%
INC Research Holdings, Inc., Class A (A)	17,412	696,480

Machinery - 5.6%
Albany International Corp., Class A	34,412	984,527
ESCO Technologies, Inc.	22,500	807,750
Luxfer Holdings PLC, ADR	25,574	275,944
Mueller Industries, Inc.	39,136	1,157,643
TriMas Corp. (A)	38,837	634,985
Xerium Technologies, Inc. (A)	1,699	22,053

		3,882,902

Media - 1.0%
Entravision Communications Corp., Class A	105,208	698,581

Metals & Mining - 0.5%
Materion Corp.	11,721	351,864

Multi-Utilities - 1.6%
PNM Resources, Inc.	40,235	1,128,592

Multiline Retail - 0.7%
Fred’s, Inc., Class A	43,446	514,835

Oil, Gas & Consumable Fuels - 2.3%
Alon USA Energy, Inc.	33,389	603,339
Delek US Holdings, Inc.	20,300	562,310
Dorian LPG, Ltd. (A)	29,723	306,444
Scorpio Tankers, Inc.	13,511	123,896

		1,595,989

Paper & Forest Products - 1.5%
Deltic Timber Corp. (B)	10,219	611,198
Neenah Paper, Inc.	6,870	400,384

		1,011,582

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.4%
Lannett Co., Inc. (A)	17,900	$ 743,208
Phibro Animal Health Corp., Class A (B)	6,116	193,449

		936,657

Professional Services - 2.0%
FTI Consulting, Inc. (A)	10,922	453,372
Mistras Group, Inc. (A)	38,371	493,067
TrueBlue, Inc. (A)	17,770	399,292

		1,345,731

Real Estate Investment Trusts - 14.9%
Armada Hoffler Properties, Inc.	5,251	51,302
DCT Industrial Trust, Inc.	35,200	1,184,832
DiamondRock Hospitality Co.	41,110	454,266
DuPont Fabros Technology, Inc.	37,000	957,560
Education Realty Trust, Inc.	20,274	668,028
First Industrial Realty Trust, Inc.	55,000	1,152,250
Monogram Residential Trust, Inc.	45,501	423,614
Pebblebrook Hotel Trust	28,200	999,690
RLJ Lodging Trust	39,700	1,003,219
Ryman Hospitality Properties, Inc.	12,200	600,606
Summit Hotel Properties, Inc.	55,350	645,935
Sun Communities, Inc.	16,933	1,147,380
Sunstone Hotel Investors, Inc.	73,900	977,697

		10,266,379

Semiconductors & Semiconductor Equipment - 0.2%
Rudolph Technologies, Inc. (A)	9,692	120,665

Software - 0.7%
ePlus, Inc.	6,021	476,080

Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (A)	12,600	1,022,490
Caleres, Inc.	15,075	460,240
Cato Corp., Class A	2,512	85,483
Kirkland’s, Inc.	8,327	179,364

		1,747,577

Technology Hardware, Storage & Peripherals - 0.7%
Diebold, Inc. (B)	16,460	490,014

Thrifts & Mortgage Finance - 1.7%
First Defiance Financial Corp., Class A	1,527	55,827
Northwest Bancshares, Inc.	77,300	1,004,900
WSFS Financial Corp.	3,930	113,223

		1,173,950

Trading Companies & Distributors - 0.9%
MRC Global, Inc. (A)	54,200	604,330

Total Common Stocks (Cost $63,303,283)		69,226,461

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (D)	2,058,353	2,058,353

Total Securities Lending Collateral (Cost $2,058,353)		2,058,353

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co. 0.01% (D), dated 09/30/2015, to be repurchased at $1,008,943 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $1,032,281.

$ 1,008,942	$ 1,008,942

Total Repurchase Agreement (Cost $1,008,942)	1,008,942

Total Investments (Cost $66,370,578) (E)	72,293,756
Net Other Assets (Liabilities) - (4.7)%	(3,220,754)

Net Assets - 100.0%	$ 69,073,002

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$69,226,461	$—	$—	$69,226,461
Securities Lending Collateral	2,058,353	—	—	2,058,353
Repurchase Agreement	—	1,008,942	—	1,008,942

Total Investments	$71,284,814	$1,008,942	$—	$72,293,756

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $1,995,324. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at September 30, 2015.
(E)

Aggregate cost for federal income tax purposes is $66,370,578. Aggregate gross unrealized appreciation and depreciation for all securities is $7,231,398 and $1,308,220, respectively. Net unrealized appreciation for tax purposes is $5,923,178.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.8%
AAR Corp.	34,210	$ 648,964
Ducommun, Inc. (A)	26,230	526,436
Triumph Group, Inc.	16,470	693,057

		1,868,457

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (A)	17,540	606,182

Auto Components - 0.6%
Cooper Tire & Rubber Co.	20,210	798,497
Modine Manufacturing Co. (A)	63,780	501,949

		1,300,446

Banks - 7.1%
BancorpSouth, Inc.	33,590	798,434
Banner Corp.	17,715	846,246
BBCN Bancorp, Inc.	53,335	801,092
Berkshire Hills Bancorp, Inc.	28,672	789,627
Cardinal Financial Corp.	35,285	811,908
Cathay General Bancorp	28,405	851,014
CenterState Banks, Inc.	47,885	703,909
Central Pacific Financial Corp.	39,225	822,548
Chemical Financial Corp.	25,155	813,764
Commerce Bancshares, Inc. (B)	17,965	818,485
Eagle Bancorp, Inc. (A)	18,710	851,305
First BanCorp (A)	204,760	728,946
First Merchants Corp.	30,785	807,183
First NBC Bank Holding Co. (A)	22,640	793,306
Hanmi Financial Corp., Basis B	32,125	809,550
Heartland Financial USA, Inc.	17,550	636,889
Investors Bancorp, Inc.	66,285	817,957
Popular, Inc.	27,715	837,824
S&T Bancorp, Inc. (B)	26,900	877,478
Trico Bancshares	26,910	661,179
Umpqua Holdings Corp. (B)	48,130	784,519

		16,663,163

Biotechnology - 0.5%
AMAG Pharmaceuticals, Inc. (A) (B)	14,005	556,419
PDL Biopharma, Inc. (B)	144,295	725,804

		1,282,223

Capital Markets - 1.6%
Cowen Group, Inc., Class A (A) (B)	155,145	707,461
Eaton Vance Corp.	23,375	781,193
Janus Capital Group, Inc. (B)	56,333	766,129
Legg Mason, Inc.	18,625	774,986
Waddell & Reed Financial, Inc., Class A	21,290	740,253

		3,770,022

Chemicals - 1.7%
A. Schulman, Inc.	24,741	803,340
Cabot Corp.	23,215	732,665
Kronos Worldwide, Inc. (B)	121,000	751,410
Minerals Technologies, Inc.	15,685	755,390
Stepan Co.	19,545	813,268

		3,856,073

Commercial Services & Supplies - 3.4%
ABM Industries, Inc.	28,085	767,001

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
ACCO Brands Corp. (A)	117,955	$ 833,942
Brady Corp., Class A	36,385	715,329
Brink’s Co.	28,795	777,753
Ennis, Inc.	51,060	886,402
Essendant, Inc. (B)	23,625	766,159
Pitney Bowes, Inc. (B)	41,530	824,370
Quad/Graphics, Inc.	57,575	696,658
R.R. Donnelley & Sons Co. (B)	49,725	723,996
Tetra Tech, Inc.	36,765	893,757

		7,885,367

Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	77,721	806,744
Comtech Telecommunications Corp.	28,424	585,819
Harmonic, Inc. (A)	117,873	683,663
NETGEAR, Inc. (A)	28,435	829,449
Plantronics, Inc.	16,250	826,312
Polycom, Inc. (A)	76,197	798,545

		4,530,532

Construction & Engineering - 2.3%
AECOM (A) (B)	29,415	809,207
Aegion Corp., Class A (A) (B)	43,670	719,682
Comfort Systems USA, Inc., Class A	28,040	764,370
EMCOR Group, Inc.	17,540	776,145
Jacobs Engineering Group, Inc. (A) (B)	20,040	750,097
KBR, Inc.	47,100	784,686
Tutor Perini Corp. (A)	42,675	702,430
		5,306,617
Consumer Finance - 0.7%
Cash America International, Inc. (B)	34,070	952,938
Nelnet, Inc., Class A	21,940	759,343
		1,712,281
Containers & Packaging - 1.0%
Avery Dennison Corp.	13,540	765,958
Greif, Inc., Class A (B)	24,925	795,357
Sonoco Products Co.	21,405	807,824

		2,369,139

Diversified Consumer Services - 2.1%
Apollo Education Group, Inc., Class A (A)	70,537	780,139
Capella Education Co.	16,803	832,084
K12, Inc. (A)	59,347	738,277
Regis Corp. (A)	67,460	883,726
Steiner Leisure, Ltd., Class A (A)	12,490	789,118
Strayer Education, Inc. (A)	14,809	814,051

		4,837,395

Diversified Telecommunication Services - 1.0%
IDT Corp., Class B	40,490	579,007
Inteliquent, Inc.	41,040	916,423
Vonage Holdings Corp. (A)	142,140	835,783

		2,331,213

Electrical Equipment - 0.6%
General Cable Corp. (B)	53,590	637,721
Regal Beloit Corp. (B)	12,615	712,117

		1,349,838

Electronic Equipment, Instruments & Components - 6.0%
AVX Corp. (B)	61,765	808,504
Benchmark Electronics, Inc. (A)	37,245	810,451
Celestica, Inc. (A)	63,440	817,742

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Checkpoint Systems, Inc.	75,290	$ 545,853
Coherent, Inc. (A)	14,475	791,782
II-VI, Inc. (A)	48,015	772,081
Ingram Micro, Inc., Class A	29,240	796,498
Insight Enterprises, Inc. (A)	33,670	870,369
Itron, Inc. (A) (B)	28,000	893,480
Jabil Circuit, Inc.	46,470	1,039,534
Methode Electronics, Inc.	25,750	821,425
Orbotech, Ltd. (A)	51,255	791,890
Plexus Corp. (A)	21,585	832,749
Rofin-Sinar Technologies, Inc. (A)	32,505	842,855
Sanmina Corp. (A)	42,355	905,126
Tech Data Corp. (A)	11,730	803,505
Vishay Intertechnology, Inc. (B)	79,980	775,006

		13,918,850

Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (B)	41,555	615,429
Basic Energy Services, Inc. (A) (B)	148,410	489,753
Nabors Industries, Ltd.	75,655	714,940
Newpark Resources, Inc. (A)	119,800	613,376
Noble Corp. PLC (B)	70,055	764,300
Parker Drilling Co. (A)	248,710	654,107
Patterson-UTI Energy, Inc. (B)	56,635	744,184
Pioneer Energy Services Corp. (A)	309,070	649,047
Superior Energy Services, Inc.	49,790	628,848

		5,873,984

Food & Staples Retailing - 0.7%
SpartanNash Co.	28,635	740,215
SUPERVALU, Inc. (A)	109,475	786,030

		1,526,245

Food Products - 0.3%
Dean Foods Co.	48,590	802,707

Gas Utilities - 0.7%
New Jersey Resources Corp.	29,015	871,320
Southwest Gas Corp.	14,905	869,260

		1,740,580

Health Care Equipment & Supplies - 5.4%
Alere, Inc. (A)	15,250	734,288
Analogic Corp. (B)	9,465	776,509
AngioDynamics, Inc. (A)	51,005	672,756
Anika Therapeutics, Inc. (A)	22,335	710,923
CONMED Corp.	16,160	771,478
Cyberonics, Inc. (A)	12,095	735,134
Greatbatch, Inc. (A)	13,165	742,769
Hill-Rom Holdings, Inc.	15,037	781,774
ICU Medical, Inc., Class B (A)	7,105	777,997
LeMaitre Vascular, Inc.	46,010	560,862
Meridian Bioscience, Inc.	45,025	769,927
Merit Medical Systems, Inc. (A)	33,975	812,342
Natus Medical, Inc. (A)	20,515	809,317
OraSure Technologies, Inc. (A) (B)	155,440	690,154
STERIS Corp.	12,325	800,755
SurModics, Inc. (A)	25,755	562,489
Thoratec Corp. (A)	12,610	797,709

		12,507,183

Health Care Providers & Services - 6.0%
Addus HomeCare Corp. (A)	23,490	731,714
Almost Family, Inc. (A)	17,665	707,483
Amedisys, Inc. (A)	19,750	749,907
Amsurg Corp., Class A (A)	10,680	829,943

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Chemed Corp. (B)	5,697	$ 760,379
Healthways, Inc. (A)	67,350	748,932
Kindred Healthcare, Inc.	40,600	639,450
Landauer, Inc. (B)	18,080	668,779
LHC Group, Inc. (A)	17,890	800,935
LifePoint Health, Inc. (A)	10,145	719,281
Magellan Health, Inc. (A)	14,060	779,346
Molina Healthcare, Inc. (A) (B)	10,785	742,547
Owens & Minor, Inc. (B)	23,475	749,792
Patterson Cos., Inc.	17,500	756,875
PharMerica Corp. (A)	24,185	688,547
Select Medical Holdings Corp. (B)	58,435	630,514
Triple-S Management Corp., Class B (A) (B)	37,632	670,226
US Physical Therapy, Inc.	17,770	797,695
VCA, Inc. (A)	14,410	758,686

		13,931,031

Health Care Technology - 1.5%
Computer Programs & Systems, Inc. (B)	17,310	729,270
HMS Holdings Corp. (A)	75,460	661,784
MedAssets, Inc. (A)	37,489	752,029
Omnicell, Inc. (A)	23,165	720,432
Quality Systems, Inc.	60,180	751,047

		3,614,562

Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc. (B)	14,790	778,989
Cheesecake Factory, Inc.	14,870	802,385
Isle of Capri Casinos, Inc. (A)	43,735	762,739
Marriott Vacations Worldwide Corp.	10,810	736,593
Ruby Tuesday, Inc. (A)	113,980	707,816

		3,788,522

Household Durables - 1.0%
Ethan Allen Interiors, Inc. (B)	26,900	710,429
Tupperware Brands Corp. (B)	15,475	765,858
ZAGG, Inc. (A)	114,240	775,689

		2,251,976

Household Products - 0.3%
Central Garden & Pet Co., Class A (A)	47,815	770,300

Insurance - 3.1%
Argo Group International Holdings, Ltd.	14,640	828,477
Aspen Insurance Holdings, Ltd.	17,480	812,296
Assurant, Inc.	10,875	859,234
Assured Guaranty, Ltd.	31,195	779,875
Employers Holdings, Inc.	32,585	726,320
Hanover Insurance Group, Inc.	9,980	775,446
Horace Mann Educators Corp.	25,785	856,578
Maiden Holdings, Ltd. (B)	56,080	778,390
Selective Insurance Group, Inc. (B)	25,815	801,814

		7,218,430

Internet & Catalog Retail - 0.7%
Blue Nile, Inc. (A) (B)	24,095	808,146
Nutrisystem, Inc.	29,455	781,147

		1,589,293

Internet Software & Services - 1.2%
DHI Group, Inc. (A)	95,820	700,444
Liquidity Services, Inc. (A)	85,280	630,219
Monster Worldwide, Inc. (A) (B)	114,075	732,362
WebMD Health Corp., Class A (A) (B)	20,325	809,748

		2,872,773

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.1%
CACI International, Inc., Class A (A)	10,910	$ 807,013
Convergys Corp. (B)	36,235	837,391
CSG Systems International, Inc.	26,738	823,530
ManTech International Corp., Class A	31,720	815,204
Sykes Enterprises, Inc. (A)	31,468	802,434
Teradata Corp. (A) (B)	27,195	787,567

		4,873,139

Life Sciences Tools & Services - 2.5%
Affymetrix, Inc. (A) (B)	84,710	723,423
Bio-Rad Laboratories, Inc., Class A (A)	5,740	770,940
Bruker Corp. (A)	46,155	758,327
Cambrex Corp. (A)	17,710	702,733
Charles River Laboratories International, Inc. (A)	11,370	722,222
ICON PLC (A)	10,320	732,410
Luminex Corp. (A)	44,055	744,970
PAREXEL International Corp. (A) (B)	11,920	738,086

		5,893,111

Machinery - 3.1%
Actuant Corp., Class A	39,410	724,750
AGCO Corp. (B)	17,220	802,969
Blount International, Inc. (A)	96,525	537,644
Briggs & Stratton Corp. (B)	40,540	782,828
Federal Signal Corp.	58,085	796,345
Kadant, Inc.	17,430	679,944
Kennametal, Inc. (B)	27,400	681,986
Meritor, Inc. (A)	67,265	715,027
Timken Co.	26,240	721,338
Wabash National Corp. (A) (B)	68,970	730,392

		7,173,223

Media - 0.9%
Harte-Hanks, Inc.	164,600	581,038
John Wiley & Sons, Inc., Class A	15,840	792,475
Scholastic Corp. (B)	18,410	717,254

		2,090,767

Metals & Mining - 2.5%
Commercial Metals Co.	53,195	720,792
Haynes International, Inc.	19,645	743,367
Kaiser Aluminum Corp. (B)	9,635	773,209
Materion Corp.	25,735	772,565
Reliance Steel & Aluminum Co.	13,760	743,177
Schnitzer Steel Industries, Inc., Class A (B)	50,670	686,072
Steel Dynamics, Inc.	42,310	726,886
U.S. Steel Corp. (B)	55,143	574,590

		5,740,658

Multi-Utilities - 0.7%
Avista Corp.	26,430	878,798
MDU Resources Group, Inc. (B)	47,040	809,088

		1,687,886

Multiline Retail - 0.4%
Big Lots, Inc. (B)	17,710	848,663

Oil, Gas & Consumable Fuels - 1.6%
Aegean Marine Petroleum Network, Inc.	54,015	364,061
Alon USA Energy, Inc. (B)	44,745	808,542
Cloud Peak Energy, Inc. (A) (B)	209,230	550,275
Denbury Resources, Inc. (B)	224,045	546,670

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Green Plains, Inc.	39,220	$ 763,221
QEP Resources, Inc.	64,305	805,742

		3,838,511

Paper & Forest Products - 1.0%
Domtar Corp.	20,280	725,010
P.H. Glatfelter Co.	46,740	804,863
Schweitzer-Mauduit International, Inc.	23,730	815,837

		2,345,710

Personal Products - 1.2%
Avon Products, Inc. (B)	172,410	560,333
Medifast, Inc. (A)	25,835	693,928
Nu Skin Enterprises, Inc., Class A	18,255	753,566
USANA Health Sciences, Inc. (A)	5,730	767,992

		2,775,819

Pharmaceuticals - 0.6%
SciClone Pharmaceuticals, Inc. (A)	102,325	710,135
Sucampo Pharmaceuticals, Inc., Class A (A) (B)	32,140	638,622

		1,348,757

Professional Services - 1.2%
Heidrick & Struggles International, Inc.	29,645	576,595
Insperity, Inc.	19,105	839,283
Resources Connection, Inc.	45,705	688,774
TrueBlue, Inc. (A)	32,060	720,388

		2,825,040

Real Estate Investment Trusts - 8.6%
Agree Realty Corp.	25,835	771,175
BioMed Realty Trust, Inc., Class B	43,125	861,637
Corporate Office Properties Trust	37,482	788,246
DuPont Fabros Technology, Inc.	30,109	779,221
Dynex Capital, Inc. (B)	109,670	719,435
EPR Properties	16,390	845,232
First Potomac Realty Trust	72,590	798,490
Franklin Street Properties Corp.	79,211	851,518
Government Properties Income Trust (B)	50,220	803,520
Hatteras Financial Corp.	50,755	768,938
Highwoods Properties, Inc.	22,025	853,469
Hospitality Properties Trust	31,905	816,130
Inland Real Estate Corp.	91,439	740,656
Investors Real Estate Trust	121,185	937,972
Lexington Realty Trust (B)	100,485	813,929
Liberty Property Trust, Series C	26,240	826,822
Mack-Cali Realty Corp.	42,530	802,966
MFA Financial, Inc.	118,005	803,614
Parkway Properties, Inc.	51,760	805,386
Piedmont Office Realty Trust, Inc., Class A	47,050	841,725
PS Business Parks, Inc.	10,850	861,273
Saul Centers, Inc.	12,450	644,288
Select Income REIT (B)	43,180	820,852
Senior Housing Properties Trust	50,245	813,969
Two Harbors Investment Corp.	85,595	754,948

		20,125,411

Road & Rail - 0.6%
ArcBest Corp.	27,315	703,907
YRC Worldwide, Inc. (A)	52,530	696,548

		1,400,455

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (A)	33,285	875,395

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp., Class A (A)	19,794	$ 766,820
Cohu, Inc.	54,987	542,172
Fairchild Semiconductor International, Inc., Class A (A)	61,185	859,037
FormFactor, Inc., Class A (A)	128,380	870,416
Integrated Device Technology, Inc. (A)	41,145	835,244
MKS Instruments, Inc.	24,440	819,473
NeoPhotonics Corp. (A)	112,470	765,921
PMC-Sierra, Inc. (A)	127,305	861,855
Synaptics, Inc. (A) (B)	11,615	957,773
Tessera Technologies, Inc.	22,935	743,323

		8,897,429

Software - 0.3%
Rovi Corp. (A) (B)	68,050	713,845

Specialty Retail - 6.5%
Aaron’s, Inc.	20,910	755,060
America’s Car-Mart, Inc. (A) (B)	14,455	478,316
American Eagle Outfitters, Inc. (B)	49,095	767,355
Build-A-Bear Workshop, Inc. (A)	40,665	768,162
Cato Corp., Class A	24,040	818,081
Chico’s FAS, Inc. (B)	52,770	830,072
Children’s Place, Inc. (B)	13,810	796,423
Citi Trends, Inc.	32,995	771,423
DSW, Inc., Class A	27,255	689,824
Express, Inc. (A)	43,360	774,843
Guess?, Inc. (B)	35,551	759,369
Hibbett Sports, Inc. (A) (B)	19,855	695,124
Kirkland’s, Inc.	34,115	734,837
Pier 1 Imports, Inc. (B)	79,580	549,102
Rent-A-Center, Inc. (B)	30,285	734,411
Select Comfort Corp. (A)	33,580	734,731
Shoe Carnival, Inc.	27,775	661,045
Stage Stores, Inc. (B)	75,225	740,214
Urban Outfitters, Inc. (A) (B)	26,000	763,880
Vitamin Shoppe, Inc. (A)	22,940	748,762
Zumiez, Inc. (A) (B)	35,280	551,426

		15,122,460

Technology Hardware, Storage & Peripherals - 1.3%
Lexmark International, Inc., Class A	26,901	779,591
Logitech International SA	56,875	745,631
NCR Corp. (A)	32,270	734,143
QLogic Corp. (A)	81,505	835,426

		3,094,791

Textiles, Apparel & Luxury Goods - 1.6%
Culp, Inc.	24,915	799,024
Fossil Group, Inc. (A) (B)	12,890	720,293
Movado Group, Inc.	29,590	764,310
Perry Ellis International, Inc. (A)	29,480	647,381
Wolverine World Wide, Inc. (B)	32,615	705,788

		3,636,796

Thrifts & Mortgage Finance - 0.6%
First Defiance Financial Corp., Class A	16,440	601,047
Flagstar Bancorp, Inc. (A)	40,170	825,895

		1,426,942

Trading Companies & Distributors - 0.6%
Kaman Corp.	22,450	804,832
WESCO International, Inc. (A) (B)	15,365	714,012

		1,518,844

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.	20,180	$ 863,906
Spok Holdings, Inc.	37,370	615,110

		1,479,016

Total Common Stocks (Cost $252,895,881)		230,932,657

SECURITIES LENDING COLLATERAL - 20.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	47,040,603	47,040,603

Total Securities Lending Collateral (Cost $47,040,603)		47,040,603

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $2,528,977 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $2,583,350.	$ 2,528,976	2,528,976

Total Repurchase Agreement (Cost $2,528,976)		2,528,976

Total Investments (Cost $302,465,460) (D)		280,502,236
Net Other Assets (Liabilities) - (20.1)%		(46,907,352)

Net Assets - 100.0%		$ 233,594,884

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$230,932,657	$—	$—	$230,932,657
Securities Lending Collateral	47,040,603	—	—	47,040,603
Repurchase Agreement	—	2,528,976	—	2,528,976

Total Investments	$277,973,260	$2,528,976	$—	$280,502,236

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $45,717,086. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $302,465,460. Aggregate gross unrealized appreciation and depreciation for all securities is $12,803,734 and $34,766,958, respectively. Net unrealized depreciation for tax purposes is $21,963,224.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Auto Components - 1.1%
Dorman Products, Inc. (A) (B)	13,910	$ 707,880

Banks - 10.1%
BancorpSouth, Inc. (A)	53,713	1,276,758
Pinnacle Financial Partners, Inc. (A)	28,789	1,422,464
PrivateBancorp, Inc., Class A	61,820	2,369,561
South State Corp. (A)	21,953	1,687,527

		6,756,310

Biotechnology - 1.9%
Eagle Pharmaceuticals, Inc. (A) (B)	17,050	1,262,212

Building Products - 2.9%
AAON, Inc. (A)	29,629	574,210
Advanced Drainage Systems, Inc. (A)	46,440	1,343,509

		1,917,719

Communications Equipment - 1.5%
Ruckus Wireless, Inc. (A) (B)	84,055	998,573

Diversified Financial Services - 3.3%
MarketAxess Holdings, Inc. (A)	23,990	2,228,191

Diversified Telecommunication Services - 1.8%
Cogent Communications Holdings, Inc. (A)	44,410	1,206,176

Electrical Equipment - 1.8%
EnerSys	21,897	1,173,241

Food Products - 4.8%
Calavo Growers, Inc. (A)	13,880	619,603
J&J Snack Foods Corp.	13,073	1,485,877
TreeHouse Foods, Inc. (A) (B)	14,090	1,096,061

		3,201,541

Health Care Equipment & Supplies - 3.0%
Cantel Medical Corp.	23,874	1,353,656
Neogen Corp. (A) (B)	14,218	639,668

		1,993,324

Health Care Providers & Services - 3.4%
Aceto Corp. (A)	48,690	1,336,540
Providence Service Corp. (A) (B)	20,691	901,714

		2,238,254

Health Care Technology - 2.0%
Medidata Solutions, Inc. (A) (B)	31,769	1,337,793

Hotels, Restaurants & Leisure - 5.5%
Krispy Kreme Doughnuts, Inc. (A) (B)	43,362	634,386
Popeyes Louisiana Kitchen, Inc. (A) (B)	31,180	1,757,305
Sonic Corp. (A)	54,032	1,240,034

		3,631,725

Internet Software & Services - 4.0%
Envestnet, Inc. (A) (B)	21,000	629,370
LogMeIn, Inc. (A) (B)	16,780	1,143,725
SPS Commerce, Inc. (A) (B)	13,454	913,392

		2,686,487

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.8%
Luxoft Holding, Inc., Class A (A) (B)	11,088	$ 701,760
MAXIMUS, Inc., Class A	41,900	2,495,564

		3,197,324

Life Sciences Tools & Services - 6.2%
Cambrex Corp. (A) (B)	39,809	1,579,621
ICON PLC (B)	17,925	1,272,137
PRA Health Sciences, Inc. (A) (B)	32,870	1,276,342

		4,128,100

Machinery - 2.7%
Proto Labs, Inc. (A) (B)	26,397	1,768,599

Oil, Gas & Consumable Fuels - 3.5%
Matador Resources Co. (A) (B)	49,370	1,023,934
PDC Energy, Inc. (A) (B)	24,670	1,307,757

		2,331,691

Pharmaceuticals - 5.7%
IGI Laboratories, Inc. (A) (B)	90,229	590,098
Lannett Co., Inc. (A) (B)	11,655	483,916
Prestige Brands Holdings, Inc. (A) (B)	39,285	1,774,110
Sagent Pharmaceuticals, Inc. (A) (B)	6,925	106,160
Supernus Pharmaceuticals, Inc. (A) (B)	62,272	873,676

		3,827,960

Professional Services - 3.4%
WageWorks, Inc. (A) (B)	49,660	2,238,673

Road & Rail - 2.5%
Celadon Group, Inc. (A)	41,788	669,444
Saia, Inc. (A) (B)	31,970	989,471

		1,658,915

Semiconductors & Semiconductor Equipment - 5.0%
CEVA, Inc. (A) (B)	34,558	641,742
Rambus, Inc. (A) (B)	61,170	721,806
Silicon Laboratories, Inc. (A) (B)	47,374	1,967,916

		3,331,464

Software - 4.4%
Ellie Mae, Inc. (A) (B)	32,112	2,137,696
Qualys, Inc. (A) (B)	28,300	805,418

		2,943,114

Specialty Retail - 5.5%
Asbury Automotive Group, Inc. (B)	25,870	2,099,351
Monro Muffler Brake, Inc. (A)	23,164	1,564,728

		3,664,079

Textiles, Apparel & Luxury Goods - 6.3%
G-III Apparel Group, Ltd. (B)	37,544	2,314,963
Steven Madden, Ltd., Class B (A) (B)	51,370	1,881,169

		4,196,132

Total Common Stocks (Cost $58,380,347)		64,625,477

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	19,085,018	$ 19,085,018

Total Securities Lending Collateral (Cost $19,085,018)		19,085,018

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $1,885,678 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $1,928,025.	$ 1,885,677	1,885,677

Total Repurchase Agreement (Cost $1,885,677)		1,885,677

Total Investments (Cost $79,351,042) (D)		85,596,172
Net Other Assets (Liabilities) - (28.6)%		(19,061,182)

Net Assets - 100.0%		$ 66,534,990

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$64,625,477	$—	$—	$64,625,477
Securities Lending Collateral	19,085,018	—	—	19,085,018
Repurchase Agreement	—	1,885,677	—	1,885,677

Total Investments	$83,710,495	$1,885,677	$—	$85,596,172

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $18,630,965. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $79,351,042. Aggregate gross unrealized appreciation and depreciation for all securities is $9,451,844 and $3,206,714, respectively. Net unrealized appreciation for tax purposes is $6,245,130.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 92.7%
Argentina - 0.4%
Arcos Dorados Holdings, Inc., Class A (A)	597,900	$ 1,626,288

Australia - 2.5%
APA Group	285,641	1,723,966
Asciano, Ltd.	415,213	2,458,188
BHP Billiton PLC, ADR (A)	84,700	2,597,749
Challenger, Ltd.	663,239	3,347,120

		10,127,023

Brazil - 1.3%
Localiza Rent a Car SA	360,500	2,222,378
Marfrig Global Foods SA (B)	1,650,100	2,984,290

		5,206,668

Canada - 3.1%
Canadian National Railway Co.	73,300	4,162,364
Fairfax Financial Holdings, Ltd.	8,400	3,825,415
Hudson’s Bay Co.	205,500	3,477,100
Newalta Corp. (A)	178,300	1,227,858

		12,692,737

Chile - 0.6%
Banco Santander Chile, ADR	137,000	2,496,140

China - 2.8%
Fosun International, Ltd.	3,353,000	5,780,946
Shenzhen Expressway Co., Ltd., Class H	2,756,000	1,799,737
Sinotrans, Ltd., Class H	3,050,000	1,451,233
Universal Health International Group Holding, Ltd. (A)	6,700,000	2,212,565

		11,244,481

Denmark - 1.0%
Carlsberg A/S, Class B	51,977	3,993,987

France - 6.3%
Arkema SA	46,495	3,013,711
Bollore SA	826,900	4,031,501
Cie Generale des Etablissements Michelin, Class B	31,538	2,885,549
Engie	211,000	3,414,081
Rexel SA	190,024	2,339,296
Sanofi	56,201	5,350,335
Veolia Environnement SA	200,070	4,562,821

		25,597,294

Georgia - 0.6%
Bank of Georgia Holdings PLC	96,700	2,643,638

Germany - 5.2%
Allianz SE, Class A	19,302	3,032,206
Bayer AG	25,031	3,211,435
Merck KGaA	34,200	3,027,939
Metro AG	100,524	2,781,287
Siemens AG, Class A	41,787	3,733,121
Talanx AG (B)	95,000	2,846,036
TUI AG	137,400	2,517,810

		21,149,834

	Shares	Value
COMMON STOCKS (continued)
Greece - 0.8%
OPAP SA	323,500	$ 2,932,311
Piraeus Bank SA (B)	2,228,202	195,053

		3,127,364

Hong Kong - 6.1%
Cheung Kong Property Holdings, Ltd.	308,000	2,256,506
China Mobile, Ltd.	425,000	5,070,521
CK Hutchison Holdings, Ltd.	308,000	4,022,345
First Pacific Co., Ltd.	4,200,000	2,571,447
Guangdong Investment, Ltd.	3,322,000	4,976,041
Noble Group, Ltd. (A)	6,990,500	2,045,453
Shun Tak Holdings, Ltd.	6,726,000	2,560,469
SJM Holdings, Ltd. (A)	1,544,500	1,101,629

		24,604,411

India - 1.1%
Cairn India, Ltd.	1,500,000	3,549,120
Hindustan Zinc, Ltd.	500,000	1,060,666

		4,609,786

Indonesia - 0.3%
AKR Corporindo Tbk PT	2,800,000	1,121,295

Ireland - 2.9%
DCC PLC	21,000	1,586,893
Ryanair Holdings PLC, ADR	61,600	4,823,280
Smurfit Kappa Group PLC, Class B	195,215	5,259,487

		11,669,660

Israel - 1.3%
Israel Corp., Ltd.	5,137	1,231,848
Teva Pharmaceutical Industries, Ltd., ADR	73,200	4,132,872

		5,364,720

Italy - 2.8%
Eni SpA, Class B	324,215	5,100,009
Mediobanca SpA	256,200	2,520,682
Prysmian SpA	190,138	3,930,018

		11,550,709

Japan - 18.1%
Aisin Seiki Co., Ltd.	92,700	3,110,266
Daiichi Sankyo Co., Ltd. (A)	136,700	2,372,012
Denki Kagaku Kogyo KK	856,000	3,377,694
Electric Power Development Co., Ltd.	62,200	1,898,303
FANUC Corp.	6,300	969,184
FUJIFILM Holdings Corp.	142,200	5,315,742
Hitachi, Ltd.	833,800	4,207,377
Japan Airlines Co., Ltd.	125,700	4,447,884
Komatsu, Ltd. (A)	128,900	1,892,050
Kuraray Co., Ltd.	334,700	4,171,383
Mitsubishi Heavy Industries, Ltd.	615,000	2,750,428
MS&AD Insurance Group Holdings, Inc.	188,700	5,062,793
NEC Corp.	1,533,000	4,719,812
Nippon Telegraph & Telephone Corp.	129,000	4,543,845
Nitori Holdings Co., Ltd.	52,800	4,134,463
ORIX Corp. (A)	374,200	4,826,931
Resona Holdings, Inc.	928,400	4,730,425
SoftBank Group Corp.	81,900	3,787,038
Sony Corp. (A)	189,400	4,642,593
Sumitomo Mitsui Financial Group, Inc. (A)	66,500	2,521,699

		73,481,922

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Korea, Republic of - 1.6%
Korean Reinsurance Co.	188,102	$ 2,264,695
SK Telecom Co., Ltd.	18,600	4,126,144

		6,390,839

Macau - 0.4%
MGM China Holdings, Ltd.	1,359,572	1,583,793

Mexico - 1.9%
Alpek SAB de CV, Class A	1,743,400	2,242,043
Credito Real SAB de CV SOFOM ENR (A)	1,107,813	2,164,524
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (A) (B)	361,320	1,794,749
Grupo Televisa SAB, ADR	64,000	1,665,280

		7,866,596

Netherlands - 2.9%
Boskalis Westminster	63,294	2,770,538
Delta Lloyd NV	148,334	1,246,404
Heineken Holding NV, Class A	50,444	3,596,471
Koninklijke Philips NV	175,571	4,130,631

		11,744,044

Nigeria - 0.5%
Guaranty Trust Bank PLC	16,340,000	1,970,022

Panama - 0.4%
Copa Holdings SA, Class A (A)	43,800	1,836,534

Russian Federation - 1.0%
Lukoil PJSC, ADR	114,980	3,916,219

South Africa - 1.2%
Steinhoff International Holdings, Ltd. (A)	782,600	4,805,509

Spain - 0.7%
Amadeus IT Holding SA, Class A	62,687	2,685,833

Sweden - 2.9%
Investor AB, Class B	164,281	5,644,854
Svenska Cellulosa AB SCA, Class B	75,297	2,106,969
Telefonaktiebolaget LM Ericsson, Class B	412,800	4,049,412

		11,801,235

Switzerland - 4.5%
GAM Holding AG (B)	231,177	4,069,075
Nestle SA	60,764	4,569,795
Novartis AG	45,115	4,146,603
UBS Group AG	291,474	5,388,805

		18,174,278

Taiwan - 1.6%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	176,100	2,891,562
Yuanta Financial Holding Co., Ltd.	10,065,510	3,742,614

		6,634,176

Thailand - 0.9%
Thai Union Group PCL	6,985,000	3,547,588

Turkey - 0.7%
Tofas Turk Otomobil Fabrikasi AS	511,535	3,036,662

United Kingdom - 12.9%
Admiral Group PLC	98,039	2,229,776
Aviva PLC	626,375	4,284,131
Barclays PLC	1,295,700	4,795,108
GKN PLC	350,200	1,422,466

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	597,200	$ 4,484,354
IG Group Holdings PLC	271,100	3,159,521
Imperial Tobacco Group PLC	107,194	5,541,796
Inchcape PLC	373,788	4,073,044
Johnson Matthey PLC	77,532	2,874,561
Kingfisher PLC	781,120	4,243,230
National Grid PLC, Class B	369,084	5,140,283
Sky PLC	324,060	5,126,961
Unilever PLC	118,358	4,820,693

		52,195,924

United States - 1.4%
Eros International PLC (A) (B)	46,500	1,264,335
Flextronics International, Ltd. (B)	430,700	4,539,578

		5,803,913

Total Common Stocks (Cost $418,204,011)		376,301,122

CONVERTIBLE PREFERRED STOCK - 1.3%
Canada - 1.3%
Suncor Energy, Inc.
3.17% (C)	201,300	5,383,587

Total Convertible Preferred Stock (Cost $6,841,685)		5,383,587

PREFERRED STOCKS - 4.5%
Brazil - 0.6%
Itausa - Investimentos Itau SA
5.29% (C)	1,309,748	2,358,835

Germany - 0.4%
Porsche Automobil Holding SE
4.84% (C)	38,900	1,655,025

Korea, Republic of - 3.5%
Hyundai Motor Co.
3.80% (C)	75,900	7,097,668
Samsung Electronics Co., Ltd.
2.08% (C)	9,286	7,208,403

		14,306,071

Total Preferred Stocks (Cost $25,259,614)		18,319,931

RIGHT - 0.0%
China - 0.0%
Fosun International, Ltd. (B)	375,536	—

Total Right (Cost $ —)		—

SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	27,955,139	27,955,139

Total Securities Lending Collateral (Cost $27,955,139)		27,955,139

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $6,003,450 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $6,123,672.

$ 6,003,448	$ 6,003,448

Total Repurchase Agreement (Cost $6,003,448)	6,003,448

Total Investments (Cost $484,263,897) (D)	433,963,227
Net Other Assets (Liabilities) - (6.9)%	(27,867,989)

Net Assets - 100.0%	$ 406,095,238

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	6.0%	$ 26,195,274
Insurance	5.7	24,791,456
Pharmaceuticals	5.1	22,241,196
Industrial Conglomerates	5.0	21,814,405
Diversified Financial Services	4.5	19,549,873
Oil, Gas & Consumable Fuels	4.1	17,948,935
Technology Hardware, Storage & Peripherals	4.0	17,243,957
Chemicals	3.9	16,911,240
Capital Markets	3.6	15,721,176
Multi-Utilities	3.0	13,117,185
Wireless Telecommunication Services	3.0	12,983,703
Automobiles	2.7	11,789,355
Airlines	2.6	11,107,698
Food Products	2.6	11,101,673
Hotels, Restaurants & Leisure	2.3	9,761,831
Household Durables	2.2	9,448,102
Road & Rail	2.0	8,842,930
Electronic Equipment, Instruments & Components	2.0	8,746,955
Specialty Retail	1.9	8,377,693
Media	1.9	8,056,576
Beverages	1.8	7,590,458
Auto Components	1.7	7,418,281
Machinery	1.3	5,611,662
Tobacco	1.3	5,541,796
Trading Companies & Distributors	1.3	5,506,044
Air Freight & Logistics	1.3	5,482,734
Containers & Packaging	1.2	5,259,487
Water Utilities	1.2	4,976,041
Personal Products	1.1	4,820,693
Diversified Telecommunication Services	1.1	4,543,845
Distributors	0.9	4,073,044
Communications Equipment	0.9	4,049,412
Electrical Equipment	0.9	3,930,018
Metals & Mining	0.9	3,658,415
Transportation Infrastructure	0.8	3,594,486
Multiline Retail	0.8	3,477,100
Semiconductors & Semiconductor Equipment	0.7	2,891,562
Food & Staples Retailing	0.6	2,781,287
Construction & Engineering	0.6	2,770,538
IT Services	0.6	2,685,833
Real Estate Management & Development	0.5	2,256,506
Health Care Providers & Services	0.5	2,212,565
Consumer Finance	0.5	2,164,524
Household Products	0.5	2,106,969
Independent Power and Renewable Electricity Producers	0.4	1,898,303
Gas Utilities	0.4	1,723,966
Energy Equipment & Services	0.3	1,227,858

Investments, at Value	92.2	400,004,640
Short-Term Investments	7.8	33,958,587

Total Investments	100.0%	$ 433,963,227

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$55,890,558	$320,410,564		$—	$376,301,122
Convertible Preferred Stock	5,383,587	—		—	5,383,587
Preferred Stocks	2,358,835	15,961,096		—	18,319,931
Right	—	—	(F)	—	—	(F)
Securities Lending Collateral	27,955,139	—		—	27,955,139
Repurchase Agreement	—	6,003,448		—	6,003,448

Total Investments	$91,588,119	$342,375,108		$—	$433,963,227

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $26,321,631. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $484,263,897. Aggregate gross unrealized appreciation and depreciation for all securities is $35,342,387 and $85,643,057, respectively. Net unrealized depreciation for tax purposes is $50,300,670.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Security deemed worthless.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2015

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Money Market Portfolio (“Money Market”)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Core Bond Portfolio (“Core Bond”)
Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Large Core Portfolio (“Large Core”)
Transamerica Partners Large Growth Portfolio (“Large Growth”)
Transamerica Partners Mid Value Portfolio (“Mid Value”)
Transamerica Partners Mid Growth Portfolio (“Mid Growth”)
Transamerica Partners Small Value Portfolio (“Small Value”)
Transamerica Partners Small Core Portfolio (“Small Core”)
Transamerica Partners Small Growth Portfolio (“Small Growth”)
Transamerica Partners International Equity Portfolio (“International Equity”)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions: Security transactions are recorded on trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends, if any, are recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Transamerica Partners Portfolios	Page 1	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

3. (continued)

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2015, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the Net Asset Value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Partners Portfolios	Page 2	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

3. (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Partners Portfolios	Page 3	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

4. (continued)

The Portfolios held no unsecured loan participations at September 30, 2015. Open secured loan participations and assignments at September 30, 2015, if any, are included within the Schedule of Investments.

Payment in-kind securities (“PIK”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at September 30, 2015, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2015, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at September 30, 2015, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at September 30, 2015, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2015, if any, are included within the Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, or forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, or forward commitment transactions held at September 30, 2015, if any, are identified in the Schedule of Investments.

Transamerica Partners Portfolios	Page 4	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2015, if any, are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2015.

Open repurchase agreements at September 30, 2015, if any, are included within the Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2015, if any, are included within the Schedule of Investments.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Partners Portfolios	Page 5	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Inflation-capped options: The Portfolios may purchase or write inflation-capped options. Purchasing or writing inflation-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of September 30, 2015, transactions in written options are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$114,227	140	$—	—
Options written	120,463	278	117,539	655
Options closed	(114,227)	(140)	—	—
Options expired	(41,362)	(106)	(53,931)	(350)
Options exercised	—	—	(56,449)	(300)

Balance at September 30, 2015	$79,101	172	$7,159	5

Transamerica Partners Portfolios	Page 6	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. (continued)

As of September 30, 2015, transactions in written swaptions and foreign exchange options are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$232,837	AUD	9,850,000	CHF	—	EUR	1,070,000	GBP	—	NZD	—	USD	8,900,000
Options written	1,317,870		7,520,000		6,375,625		25,040,000		3,175,000		4,335,000		59,510,000
Options closed	(157,313)		—		—		(15,995,000)		—		—		(2,945,000)
Options expired	(367,149)		(13,535,000)		(3,425,625)		—		(3,175,000)		—		(14,560,000)
Options exercised	(108,580)		—		—		—		—		—		(8,900,000)

Balance at September 30, 2015	$917,665	AUD	3,835,000	CHF	2,950,000	EUR	10,115,000	GBP	—	NZD	4,335,000	USD	42,005,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$564,166	AUD	16,405,000	EUR	3,200,000	GBP	—	NZD	—	USD	22,760,000
Options written	1,822,414		45,585,000		8,190,000		2,910,000		4,335,000		48,840,000
Options closed	(217,348)		(7,880,000)		(5,440,000)		—		—		(13,860,000)
Options expired	(840,760)		(42,345,000)		—		(2,910,000)		—		(14,665,000)
Options exercised	(65,073)		(3,835,000)		—		—		—		—

Balance at September 30, 2015	$1,263,399	AUD	7,930,000	EUR	5,950,000	GBP	—	NZD	4,335,000	USD	43,075,000

Open option contracts at September 30, 2015, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Partners Portfolios	Page 7	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. (continued)

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open OTC and centrally cleared swap agreements at September 30, 2015, if any, are listed in the Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2015, if any, are listed in the Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at September 30, 2015, if any, are listed in the Schedule of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Partners Portfolios	Page 8	September 30, 2015 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments September 30, 2015 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.	236,380	$30,953,961
General Dynamics Corp.	111,968	15,445,985
Honeywell International, Inc.	288,591	27,326,682
L-3 Communications Holdings, Inc.	29,724	3,106,752
Lockheed Martin Corp.	98,774	20,476,838
Northrop Grumman Corp.	69,282	11,497,348
Precision Castparts Corp.	51,032	11,722,561
Raytheon Co.	112,653	12,308,467
Rockwell Collins, Inc.	48,832	3,996,411
Textron, Inc.	102,501	3,858,138
United Technologies Corp.	306,439	27,270,006

		167,963,149
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	52,331	3,546,995
Expeditors International of Washington, Inc.	70,615	3,322,436
FedEx Corp.	97,322	14,012,422
United Parcel Service, Inc., Class B	258,021	25,464,092

		46,345,945
Airlines — 0.6%
American Airlines Group, Inc.	247,923	9,626,850
Delta Air Lines, Inc.	293,843	13,184,735
Southwest Airlines Co.	243,336	9,256,502
United Continental Holdings, Inc. (a)	139,628	7,407,265

		39,475,352
Auto Components — 0.4%
BorgWarner, Inc.	83,533	3,474,138
Delphi Automotive PLC	105,241	8,002,526
Goodyear Tire & Rubber Co.	99,592	2,921,033
Johnson Controls, Inc.	241,751	9,998,821

		24,396,518
Automobiles — 0.6%
Ford Motor Co.	1,438,849	19,525,181
General Motors Co.	532,393	15,982,438
Harley-Davidson, Inc.	77,180	4,237,182

		39,744,801
Banks — 5.8%
Bank of America Corp.	3,866,026	60,232,685
BB&T Corp.	286,881	10,212,964
Citigroup, Inc.	1,110,669	55,100,289
Comerica, Inc.	65,718	2,701,010
Fifth Third Bancorp	299,012	5,654,317
Huntington Bancshares, Inc.	298,493	3,164,026
JPMorgan Chase & Co.	1,366,181	83,296,056
KeyCorp	313,179	4,074,459
M&T Bank Corp.	49,090	5,986,525
People’s United Financial, Inc.	112,010	1,761,917

Common Stocks	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (b)	190,032	$16,950,854
Regions Financial Corp.	494,833	4,458,445
SunTrust Banks, Inc.	190,578	7,287,703
U.S. Bancorp	612,576	25,121,742
Wells Fargo & Co.	1,729,898	88,830,262
Zions Bancorporation	75,325	2,074,450

		376,907,704
Beverages — 2.2%
Brown-Forman Corp., Class B	39,200	3,798,480
Coca-Cola Co.	1,445,704	58,001,645
Coca-Cola Enterprises, Inc.	77,807	3,761,968
Constellation Brands, Inc., Class A	63,654	7,970,117
Dr Pepper Snapple Group, Inc.	70,784	5,595,475
Molson Coors Brewing Co., Class B	58,940	4,893,199
Monster Beverage Corp. (a)	56,257	7,602,571
PepsiCo, Inc.	543,502	51,252,239

		142,875,694
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	83,542	13,065,133
Amgen, Inc.	280,697	38,826,009
Baxalta, Inc.	200,928	6,331,241
Biogen, Inc. (a)	86,843	25,341,656
Celgene Corp. (a)	291,756	31,559,247
Gilead Sciences, Inc.	542,550	53,272,985
Regeneron Pharmaceuticals, Inc. (a)	28,559	13,283,933
Vertex Pharmaceuticals, Inc. (a)	89,989	9,371,454

		191,051,658
Building Products — 0.1%
Allegion PLC	34,669	1,999,014
Masco Corp.	128,326	3,231,249

		5,230,263
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	20,204	3,454,682
Ameriprise Financial, Inc.	65,775	7,178,026
Bank of New York Mellon Corp.	409,490	16,031,533
BlackRock, Inc. (b)	47,394	14,098,293
Charles Schwab Corp.	443,044	12,653,337
E*Trade Financial Corp. (a)	107,021	2,817,863
Franklin Resources, Inc.	143,993	5,365,179
Goldman Sachs Group, Inc.	148,697	25,837,591
Invesco Ltd.	159,009	4,965,851
Legg Mason, Inc.	40,516	1,685,871
Morgan Stanley	562,791	17,727,916
Northern Trust Corp.	80,986	5,520,006
State Street Corp.	150,609	10,122,431

MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	94,590	$6,574,005

		134,032,584
Chemicals — 2.0%
Air Products & Chemicals, Inc.	71,359	9,103,981
Airgas, Inc.	25,115	2,243,523
CF Industries Holdings, Inc.	86,885	3,901,137
Dow Chemical Co.	428,422	18,165,093
E.I. du Pont de Nemours & Co.	334,196	16,108,247
Eastman Chemical Co.	55,000	3,559,600
Ecolab, Inc.	98,250	10,779,990
FMC Corp.	49,539	1,679,867
International Flavors & Fragrances, Inc.	29,862	3,083,550
LyondellBasell Industries NV, Class A	137,659	11,475,254
Monsanto Co.	173,127	14,774,658
Mosaic Co.	124,470	3,872,262
PPG Industries, Inc.	100,363	8,800,831
Praxair, Inc.	105,762	10,772,917
Sherwin-Williams Co.	29,243	6,514,756
Sigma-Aldrich Corp.	44,091	6,125,122

		130,960,788
Commercial Services & Supplies — 0.5%
ADT Corp. (c)	62,000	1,853,800
Cintas Corp.	32,959	2,826,234
Iron Mountain, Inc.	69,673	2,161,257
Pitney Bowes, Inc.	73,611	1,461,178
Republic Services, Inc.	88,852	3,660,703
Stericycle, Inc. (a)(c)	31,398	4,374,055
Tyco International PLC	155,437	5,200,922
Waste Management, Inc.	155,404	7,740,673

		29,278,822
Communications Equipment — 1.4%
Cisco Systems, Inc.	1,877,611	49,287,289
F5 Networks, Inc. (a)	26,556	3,075,185
Harris Corp.	45,496	3,328,032
Juniper Networks, Inc.	129,732	3,335,410
Motorola Solutions, Inc.	58,752	4,017,462
QUALCOMM, Inc.	581,320	31,234,323

		94,277,701
Construction & Engineering — 0.1%
Fluor Corp.	54,461	2,306,424
Jacobs Engineering Group, Inc. (a)	46,610	1,744,612
Quanta Services, Inc. (a)(c)	75,400	1,825,434

		5,876,470
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	24,722	3,756,508

Common Stocks	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	48,976	$4,368,659

		8,125,167
Consumer Finance — 0.7%
American Express Co.	314,627	23,323,300
Capital One Financial Corp.	200,691	14,554,111
Discover Financial Services	160,870	8,363,631
Navient Corp.	138,288	1,554,357
		47,795,399
Containers & Packaging — 0.2%
Avery Dennison Corp.	33,830	1,913,763
Ball Corp.	50,895	3,165,669
Owens-Illinois, Inc. (a)(c)	60,630	1,256,254
Sealed Air Corp.	76,051	3,565,271
WestRock Co.	96,257	4,951,460
		14,852,417
Distributors — 0.1%
Genuine Parts Co.	56,190	4,657,589
Diversified Consumer Services — 0.1%
H&R Block, Inc.	101,617	3,678,535
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	693,009	90,368,374
CME Group, Inc.	124,762	11,570,428
IntercontinentalExchange Group, Inc.	40,800	9,587,592
Leucadia National Corp.	124,668	2,525,774
McGraw-Hill Financial, Inc.	101,045	8,740,392
Moody’s Corp.	64,369	6,321,036
NASDAQ OMX Group, Inc.	43,883	2,340,280
		131,453,876
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	2,273,076	74,056,816
CenturyLink, Inc.	208,126	5,228,125
Frontier Communications Corp.	426,431	2,025,547
Level 3 Communications, Inc. (a)	106,641	4,659,145
Verizon Communications, Inc.	1,502,095	65,356,154
		151,325,787
Electric Utilities — 1.7%
American Electric Power Co., Inc.	180,878	10,284,723
Duke Energy Corp.	255,302	18,366,426
Edison International	120,284	7,586,312
Entergy Corp.	66,277	4,314,633
Eversource Energy	117,270	5,936,207
Exelon Corp.	317,955	9,443,264
FirstEnergy Corp.	155,804	4,878,223
NextEra Energy, Inc.	170,278	16,610,619
Pepco Holdings, Inc.	93,691	2,269,196

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	40,922	$2,624,737
PPL Corp.	246,653	8,112,417
Southern Co.	335,313	14,988,491
Xcel Energy, Inc.	187,143	6,626,734
		112,041,982
Electrical Equipment — 0.4%
AMETEK, Inc.	89,165	4,665,113
Eaton Corp. PLC	172,445	8,846,429
Emerson Electric Co.	242,606	10,715,907
Rockwell Automation, Inc.	49,692	5,042,247
		29,269,696
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	114,048	5,811,886
Corning, Inc.	453,608	7,765,769
FLIR Systems, Inc.	51,061	1,429,197
TE Connectivity Ltd.	148,631	8,901,511
		23,908,363
Energy Equipment & Services — 0.9%
Cameron International Corp. (a)	70,664	4,333,117
Diamond Offshore Drilling, Inc. (c)	23,577	407,882
Ensco PLC, Class A	84,813	1,194,167
Halliburton Co.	314,127	11,104,389
National Oilwell Varco, Inc.	143,194	5,391,254
Schlumberger Ltd.	467,725	32,258,993
Transocean Ltd. (c)	127,604	1,648,644
		56,338,446
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	162,251	23,456,627
CVS Health Corp.	411,710	39,721,781
Kroger Co.	359,493	12,966,912
Sysco Corp.	204,383	7,964,806
Wal-Mart Stores, Inc.	582,593	37,775,330
Walgreens Boots Alliance, Inc.	323,407	26,875,122
Whole Foods Market, Inc.	132,270	4,186,345
		152,946,923
Food Products — 1.6%
Archer-Daniels-Midland Co.	225,289	9,338,229
Campbell Soup Co.	65,611	3,325,165
ConAgra Foods, Inc.	159,762	6,471,959
General Mills, Inc.	221,329	12,423,197
Hershey Co.	54,182	4,978,242
Hormel Foods Corp.	49,759	3,150,242
J.M. Smucker Co.	38,073	4,343,749
Kellogg Co.	94,175	6,267,346
Keurig Green Mountain, Inc.	44,345	2,312,148
Kraft Heinz Co.	219,856	15,517,437
McCormick & Co., Inc.	42,820	3,518,948
Mead Johnson Nutrition Co.	74,773	5,264,019

Common Stocks	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	595,266	$24,923,787
Tyson Foods, Inc., Class A	112,612	4,853,577
		106,688,045
Gas Utilities — 0.0%
AGL Resources, Inc.	44,278	2,702,729
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	549,621	22,105,757
Baxter International, Inc.	200,928	6,600,485
Becton Dickinson & Co.	77,302	10,254,883
Boston Scientific Corp. (a)	494,952	8,122,162
C.R. Bard, Inc.	27,411	5,106,943
DENTSPLY International, Inc.	51,617	2,610,272
Edwards Lifesciences Corp. (a)	39,709	5,645,429
Intuitive Surgical, Inc. (a)	13,608	6,253,965
Medtronic PLC	522,366	34,967,180
St. Jude Medical, Inc.	103,416	6,524,515
Stryker Corp.	117,056	11,014,970
Varian Medical Systems, Inc. (a)	36,844	2,718,350
Zimmer Biomet Holdings, Inc.	62,986	5,916,275
		127,841,186
Health Care Providers & Services — 2.7%
Aetna, Inc.	128,918	14,104,919
AmerisourceBergen Corp.	75,984	7,217,720
Anthem, Inc.	96,706	13,538,840
Cardinal Health, Inc.	120,860	9,284,465
Cigna Corp.	95,015	12,828,925
DaVita HealthCare Partners, Inc. (a)	63,482	4,591,653
Express Scripts Holding Co. (a)	249,467	20,196,848
HCA Holdings, Inc. (a)	117,966	9,125,850
Henry Schein, Inc. (a)	30,871	4,097,199
Humana, Inc.	54,671	9,786,109
Laboratory Corp. of America Holdings (a)	37,066	4,020,549
McKesson Corp.	85,918	15,897,408
Patterson Cos., Inc.	31,346	1,355,715
Quest Diagnostics, Inc.	53,028	3,259,631
Tenet Healthcare Corp. (a)(c)	37,071	1,368,661
UnitedHealth Group, Inc.	352,780	40,926,008
Universal Health Services, Inc., Class B	33,653	4,200,231
		175,800,731
Health Care Technology — 0.1%
Cerner Corp. (a)	113,054	6,778,718
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	170,998	8,498,601
Chipotle Mexican Grill, Inc. (a)	11,462	8,255,505
Darden Restaurants, Inc.	42,118	2,886,768

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	73,648	$5,022,794
McDonald’s Corp.	348,167	34,304,895
Royal Caribbean Cruises Ltd.	63,470	5,654,542
Starbucks Corp.	548,318	31,166,395
Starwood Hotels & Resorts Worldwide, Inc.	63,088	4,194,090
Wyndham Worldwide Corp.	44,319	3,186,536
Wynn Resorts Ltd.	30,182	1,603,268
Yum! Brands, Inc.	159,635	12,762,818

		117,536,212
Household Durables — 0.4%
D.R. Horton, Inc.	120,516	3,538,350
Garmin Ltd.	43,738	1,569,320
Harman International Industries, Inc.	26,268	2,521,465
Leggett & Platt, Inc.	51,213	2,112,536
Lennar Corp., Class A	64,253	3,092,497
Mohawk Industries, Inc. (a)	23,515	4,274,792
Newell Rubbermaid, Inc.	99,199	3,939,192
PulteGroup, Inc.	119,290	2,251,002
Whirlpool Corp.	29,034	4,275,547

		27,574,701
Household Products — 1.7%
Clorox Co.	47,562	5,494,838
Colgate-Palmolive Co.	332,696	21,112,888
Kimberly-Clark Corp.	134,419	14,657,048
Procter & Gamble Co.	1,001,586	72,054,097

		113,318,871
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	251,944	2,466,532
NRG Energy, Inc.	124,274	1,845,469

		4,312,001
Industrial Conglomerates — 2.3%
3M Co.	230,822	32,723,635
Danaher Corp.	220,045	18,750,034
General Electric Co.	3,727,294	94,002,355
Roper Industries, Inc.	37,111	5,815,294

		151,291,318
Insurance — 2.6%
ACE Ltd.	119,776	12,384,838
Aflac, Inc.	160,182	9,311,380
Allstate Corp.	147,906	8,614,045
American International Group, Inc.	477,678	27,141,664
Aon PLC	104,011	9,216,415
Assurant, Inc.	25,099	1,983,072
Chubb Corp.	84,001	10,302,723
Cincinnati Financial Corp.	54,610	2,938,018

Common Stocks	Shares	Value
Insurance (continued)
Genworth Financial, Inc., Class A (a)	182,289	$842,175
Hartford Financial Services Group, Inc.	153,282	7,017,250
Lincoln National Corp.	93,411	4,433,286
Loews Corp.	106,132	3,835,610
Marsh & McLennan Cos., Inc.	195,789	10,224,102
MetLife, Inc.	411,939	19,422,924
Principal Financial Group, Inc.	101,176	4,789,672
Progressive Corp.	216,783	6,642,231
Prudential Financial, Inc.	167,239	12,745,284
Torchmark Corp.	43,045	2,427,738
Travelers Cos., Inc.	115,034	11,449,334
Unum Group	92,115	2,955,049
XL Group PLC	113,205	4,111,606

		172,788,416
Integrated Oil & Gas — 2.2%
ConocoPhillips	455,180	21,830,433
Exxon Mobil Corp.	1,543,584	114,765,470
Marathon Oil Corp.	249,180	3,837,372

		140,433,275
Internet & Catalog Retail — 1.8%
Amazon.com, Inc. (a)	141,690	72,529,694
Expedia, Inc.	36,810	4,331,801
Netflix, Inc. (a)	157,378	16,250,852
Priceline Group, Inc. (a)	18,759	23,202,257
TripAdvisor, Inc. (a)(c)	41,326	2,604,364

		118,918,968
Internet Software & Services — 3.7%
Akamai Technologies, Inc. (a)	65,921	4,552,504
Alphabet, Inc., Class A (a)	107,100	68,369,427
Alphabet, Inc., Class C (a)	109,294	66,496,656
eBay, Inc. (a)	414,360	10,126,958
Equinix, Inc. (c)	21,015	5,745,501
Facebook, Inc., Class A (a)	834,715	75,040,879
VeriSign, Inc. (a)(c)	36,916	2,604,793
Yahoo!, Inc. (a)	319,895	9,248,164

		242,184,882
IT Services — 3.6%
Accenture PLC, Class A	231,202	22,717,909
Alliance Data Systems Corp. (a)	22,908	5,932,714
Automatic Data Processing, Inc.	172,379	13,852,376
Cognizant Technology Solutions Corp., Class A (a)	225,392	14,111,793
Computer Sciences Corp.	50,829	3,119,884
Fidelity National Information Services, Inc.	104,650	7,019,922
Fiserv, Inc. (a)	86,631	7,503,111

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
IT Services (continued)
International Business Machines Corp.	332,966	$48,270,081
Mastercard, Inc., Class A	369,264	33,278,072
Paychex, Inc.	118,968	5,666,446
PayPal Holdings, Inc. (a)	410,422	12,739,499
Teradata Corp. (a)(c)	52,962	1,533,780
Total System Services, Inc.	62,522	2,840,374
Visa, Inc., Class A	721,355	50,249,589
Western Union Co.	190,612	3,499,636
Xerox Corp.	371,710	3,616,738

		235,951,924
Leisure Products — 0.1%
Hasbro, Inc.	41,360	2,983,710
Mattel, Inc.	124,909	2,630,584

		5,614,294
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	123,008	4,222,865
PerkinElmer, Inc.	42,112	1,935,468
Thermo Fisher Scientific, Inc.	146,955	17,969,657
Waters Corp. (a)(c)	30,529	3,608,833

		27,736,823
Machinery — 1.2%
Caterpillar, Inc.	222,854	14,565,737
Cummins, Inc.	61,368	6,663,337
Deere & Co.	115,318	8,533,532
Dover Corp.	57,771	3,303,346
Flowserve Corp.	49,918	2,053,627
Illinois Tool Works, Inc.	121,722	10,018,938
Ingersoll-Rand PLC	97,730	4,961,752
Joy Global, Inc.	34,113	509,307
PACCAR, Inc.	130,985	6,833,487
Parker Hannifin Corp.	51,197	4,981,468
Pentair PLC	66,320	3,384,973
Snap-on, Inc.	21,532	3,250,040
Stanley Black & Decker, Inc.	56,753	5,503,906
Xylem, Inc.	67,561	2,219,379

		76,782,829
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A	81,799	2,656,013
CBS Corp., Class B	164,182	6,550,862
Comcast Corp., Class A	782,290	44,496,655
Comcast Corp., Special Class A	135,881	7,777,828
Discovery Communications, Inc., Class A (a)(c)	55,065	1,433,342
Discovery Communications, Inc., Class C (a)	97,018	2,356,567
Interpublic Group of Cos., Inc.	152,449	2,916,349
News Corp., Class A	140,837	1,777,363

Common Stocks	Shares	Value
Media (continued)
News Corp., Class B	39,823	$510,531
Omnicom Group, Inc.	90,196	5,943,916
Scripps Networks Interactive, Inc., Class A	35,252	1,734,046
TEGNA, Inc.	84,325	1,888,037
Time Warner Cable, Inc.	104,719	18,783,447
Time Warner, Inc.	301,740	20,744,625
Twenty-First Century Fox, Inc., Class A	451,372	12,178,017
Twenty-First Century Fox, Inc., Class B	159,244	4,310,735
Viacom, Inc., Class B	128,365	5,538,950
Walt Disney Co.	573,063	58,567,039

		200,164,322
Metals & Mining — 0.2%
Alcoa, Inc.	483,475	4,670,369
Freeport-McMoRan, Inc.	383,965	3,720,621
Newmont Mining Corp.	195,240	3,137,507
Nucor Corp.	117,819	4,424,103

		15,952,600
Multi-Utilities — 1.2%
Ameren Corp.	89,577	3,786,420
CenterPoint Energy, Inc.	158,825	2,865,203
CMS Energy Corp.	101,892	3,598,826
Consolidated Edison, Inc.	108,125	7,228,156
Dominion Resources, Inc.	219,099	15,420,188
DTE Energy Co.	66,206	5,320,976
NiSource, Inc.	118,026	2,189,382
PG&E Corp.	180,683	9,540,062
Public Service Enterprise Group, Inc.	186,755	7,873,591
SCANA Corp.	52,763	2,968,446
Sempra Energy	87,009	8,415,511
TECO Energy, Inc.	86,116	2,261,406
WEC Energy Group, Inc.	116,373	6,076,998

		77,545,165
Multiline Retail — 0.7%
Dollar General Corp.	109,687	7,945,726
Dollar Tree, Inc. (a)(c)	86,740	5,782,089
Kohl’s Corp.	73,052	3,383,038
Macy’s, Inc.	122,126	6,267,506
Nordstrom, Inc.	52,053	3,732,721
Target Corp.	232,073	18,254,862

		45,365,942
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	39,920	1,886,619
Oil & Gas Equipment & Services — 0.2%
Baker Hughes, Inc.	160,474	8,351,067

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil & Gas Equipment & Services (continued)
FMC Technologies, Inc. (a)	85,249	$2,642,719

		10,993,786
Oil & Gas Exploration & Production — 0.6%
Anadarko Petroleum Corp.	187,521	11,324,393
Apache Corp.	139,217	5,451,738
Cabot Oil & Gas Corp.	152,695	3,337,913
Cimarex Energy Co.	34,582	3,543,963
Newfield Exploration Co. (a)	60,442	1,988,542
Noble Energy, Inc.	158,022	4,769,104
Pioneer Natural Resources Co.	55,119	6,704,675
Range Resources Corp.	61,607	1,978,817
Southwestern Energy Co. (a)(c)	143,267	1,818,058

		40,917,203
Oil, Gas & Consumable Fuels — 2.5%
Chesapeake Energy Corp. (c)	186,426	1,366,503
Chevron Corp.	696,123	54,910,182
Columbia Pipeline Group, Inc.	117,170	2,143,039
CONSOL Energy, Inc. (c)	83,199	815,350
Devon Energy Corp.	142,664	5,291,408
EOG Resources, Inc.	202,656	14,753,357
EQT Corp.	56,244	3,642,924
Hess Corp.	90,182	4,514,511
Kinder Morgan, Inc.	665,057	18,408,778
Marathon Petroleum Corp.	198,416	9,192,613
Murphy Oil Corp.	59,971	1,451,298
Occidental Petroleum Corp.	282,375	18,679,106
ONEOK, Inc.	77,071	2,481,686
Phillips 66	176,956	13,597,299
Spectra Energy Corp.	247,841	6,510,783
Tesoro Corp.	45,454	4,419,947

		162,178,784
Paper & Forest Products — 0.1%
International Paper Co.	154,140	5,824,951
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	83,489	6,735,893
Pharmaceuticals — 5.9%
AbbVie, Inc.	612,570	33,329,934
Allergan PLC (a)	145,690	39,599,999
Bristol-Myers Squibb Co.	617,084	36,531,373
Eli Lilly & Co.	360,532	30,172,923
Endo International PLC (a)	76,924	5,329,295
Johnson & Johnson	1,022,933	95,490,795
Mallinckrodt PLC (a)	43,185	2,761,249
Merck & Co., Inc.	1,043,017	51,514,610
Mylan NV (a)	151,965	6,118,111
Perrigo Co. PLC	53,998	8,492,265
Pfizer, Inc.	2,279,177	71,588,949

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	169,560	$6,982,481

		387,911,984
Professional Services — 0.2%
Dun & Bradstreet Corp.	13,110	1,376,550
Equifax, Inc.	43,936	4,269,700
Nielsen Holdings PLC	136,266	6,059,749
Robert Half International, Inc.	49,868	2,551,247

		14,257,246
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	156,197	13,742,212
Apartment Investment & Management Co., Class A	58,207	2,154,823
AvalonBay Communities, Inc.	48,802	8,531,566
Boston Properties, Inc.	56,635	6,705,584
Crown Castle International Corp.	123,190	9,715,995
Equity Residential	134,377	10,094,400
Essex Property Trust, Inc.	24,127	5,390,454
General Growth Properties, Inc.	216,253	5,616,091
HCP, Inc.	170,442	6,348,965
Host Hotels & Resorts, Inc. (c)	279,719	4,422,357
Kimco Realty Corp.	152,381	3,722,668
Macerich Co.	49,789	3,824,791
Plum Creek Timber Co., Inc. (c)	64,838	2,561,749
Prologis, Inc.	193,468	7,525,905
Public Storage	54,332	11,498,281
Realty Income Corp. (c)	85,849	4,068,384
Simon Property Group, Inc.	114,371	21,012,240
SL Green Realty Corp.	36,765	3,976,503
Ventas, Inc.	122,156	6,848,065
Vornado Realty Trust	65,482	5,920,883
Welltower, Inc.	129,595	8,776,174
Weyerhaeuser Co.	191,142	5,225,822

		157,683,912
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	107,091	3,426,912
Refining, Marketing & Transport — 0.2%
Valero Energy Corp.	183,644	11,037,004
Road & Rail — 0.8%
CSX Corp.	364,744	9,811,614
JB Hunt Transport Services, Inc.	33,994	2,427,172
Kansas City Southern	40,812	3,708,994
Norfolk Southern Corp.	111,510	8,519,364
Ryder System, Inc.	19,261	1,426,084
Union Pacific Corp.	320,664	28,349,904

		54,243,132
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	111,157	5,566,743
Analog Devices, Inc.	115,754	6,529,683

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	443,483	$6,514,765
Avago Technologies Ltd. (c)	95,919	11,990,834
Broadcom Corp., Class A	206,629	10,626,930
First Solar, Inc. (a)	27,607	1,180,199
Intel Corp.	1,754,481	52,880,057
KLA-Tencor Corp.	59,344	2,967,200
Lam Research Corp.	58,451	3,818,604
Linear Technology Corp.	88,407	3,567,222
Microchip Technology, Inc.	77,648	3,345,852
Micron Technology, Inc. (a)	397,723	5,957,891
NVIDIA Corp.	188,689	4,651,184
Qorvo, Inc. (a)	55,169	2,485,363
Skyworks Solutions, Inc.	70,550	5,941,016
Texas Instruments, Inc.	379,722	18,803,833
Xilinx, Inc.	95,469	4,047,886

		150,875,262
Software — 3.8%
Activision Blizzard, Inc.	184,985	5,714,187
Adobe Systems, Inc. (a)	183,825	15,114,092
Autodesk, Inc. (a)	84,045	3,709,746
CA, Inc.	116,871	3,190,578
Citrix Systems, Inc. (a)	59,176	4,099,713
Electronic Arts, Inc. (a)	114,792	7,777,158
Intuit, Inc.	102,503	9,097,141
Microsoft Corp.	2,960,268	131,021,462
Oracle Corp.	1,202,801	43,445,172
Red Hat, Inc. (a)(c)	67,678	4,864,695
Salesforce.com, Inc. (a)	228,945	15,895,651
Symantec Corp.	251,312	4,893,045

		248,822,640
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	27,016	5,120,343
AutoNation, Inc. (a)	28,918	1,682,449
AutoZone, Inc. (a)	11,414	8,261,796
Bed Bath & Beyond, Inc. (a)(c)	63,244	3,606,173
Best Buy Co., Inc.	113,523	4,213,974
CarMax, Inc. (a)(c)	77,244	4,582,114
GameStop Corp., Class A (c)	39,487	1,627,259
Gap, Inc.	87,859	2,503,982
Home Depot, Inc.	474,003	54,742,606
L Brands, Inc.	94,915	8,554,689
Lowe’s Cos., Inc.	341,809	23,557,476
O’Reilly Automotive, Inc. (a)(c)	36,737	9,184,250
Ross Stores, Inc.	152,764	7,404,471
Signet Jewelers Ltd.	29,582	4,026,998
Staples, Inc.	236,517	2,774,344
Tiffany & Co.	41,485	3,203,472
TJX Cos., Inc.	249,109	17,791,365
Tractor Supply Co.	50,367	4,246,945

Common Stocks	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc. (a)(c)	35,003	$1,028,388

		168,113,094
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	2,108,441	232,561,042
EMC Corp.	710,726	17,171,140
Hewlett-Packard Co.	666,894	17,079,155
NetApp, Inc.	110,751	3,278,230
SanDisk Corp.	75,446	4,098,981
Seagate Technology PLC	111,547	4,997,306
Western Digital Corp.	85,240	6,771,466

		285,957,320
Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	102,000	2,950,860
Fossil Group, Inc. (a)(c)	15,506	866,475
Hanesbrands, Inc.	148,288	4,291,455
Michael Kors Holdings Ltd. (a)	71,584	3,023,708
NIKE, Inc., Class B	250,427	30,795,008
PVH Corp.	30,529	3,112,126
Ralph Lauren Corp.	22,311	2,636,268
Under Armour, Inc., Class A (a)(c)	66,531	6,438,870
VF Corp.	125,514	8,561,310

		62,676,080
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	175,105	1,780,818
Tobacco — 1.5%
Altria Group, Inc.	726,015	39,495,216
Philip Morris International, Inc.	571,915	45,370,017
Reynolds American, Inc.	306,915	13,587,127

		98,452,360
Trading Companies & Distributors — 0.2%
Fastenal Co.	107,086	3,920,419
United Rentals, Inc. (a)	35,826	2,151,351
W.W. Grainger, Inc.	22,420	4,820,524

		10,892,294
Utilities — 0.1%
Williams Cos., Inc.	251,763	9,277,467
Total Long-Term Investments (Cost — $4,113,517,846) — 95.7%		6,252,040,342

Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)(d)	242,342,846	242,341,846

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (b)(d)(e)	52,399,806	$52,398,806
Total Short-Term Securities (Cost — $294,740,652) — 4.5%		294,740,652

Value
Total Investments (Cost — $4,408,258,498*) — 100.2%	$6,546,780,994
Liabilities in Excess of Other Assets — (0.2)%	(14,244,736)

Net Assets — 100.0%	$6,532,536,258

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,062,364,596

Gross unrealized appreciation	$2,590,107,144
Gross unrealized depreciation	(105,690,746)

Net unrealized appreciation	$2,484,416,398

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased		Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income		Realized Gain
BlackRock, Inc.	39,755	7,793		(154)	47,394	$14,098,293	$291,832		$9,903
BlackRock Cash Funds: Institutional, SL Agency Shares	76,063,771	166,278,075	[1]	—	242,341,846	$242,341,846	$308,545		—
BlackRock Cash Funds: Prime, SL Agency Shares	6,710,893	45,687,913	[1]	—	52,398,806	$52,398,806	$235,328	[2]	—
PNC Financial Services Group, Inc.	164,243	28,757		(2,968)	190,032	$16,950,854	$266,578		$52,842

[1]	Represents net shares purchased.
[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
2,773	S&P 500 E-Mini Index	December 2015	$264,641,255	$(4,000,381)

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of period ended, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$6,252,040,342	—	—	$6,252,040,342
Short-Term Securities:
Money Market Funds	294,740,652	—	—	294,740,652

Total	$6,546,780,994	—	—	$6,546,780,994

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,000,381)	—	—	$(4,000,381)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	9

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$12,755,800	—	—	$12,755,800
Liabilities:
Collateral on securities loaned at value	—	$(52,398,806)	—	(52,398,806)

Total	$12,755,800	$(52,398,806)	—	$(39,643,006)

During the period ended September 30, 2015, there were no transfers between levels.

10	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 24, 2015